UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07852

USAA Mutual Funds Trust
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas			78256
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-235-8396

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2019

Semi Annual Report

USAA California Bond Fund

Fund Shares (USCBX)

Adviser Shares (UXABX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Advisory Contract Approval	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA California Bond Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.8%)
California (95.9%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,500	$1,623
Abag Finance Authority for Nonprofit Corp. Revenue(NBGA — California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,716
Adelanto Public Utility Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,417
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,326
Albany Unified School District, GO Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,399
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,643
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,707
Association of Bay Area Governments Revenue(INS — XL Capital Assurance), Series A, 4.75%, 3/1/36, Callable 3/1/20 @ 100	12,830	12,984
Bay Area Toll Authority Revenue 2.83%, 4/1/36, Callable 10/1/26 @ 100	15,000	15,877
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	4,894
Burbank Unified School District, GO 0.00%, 8/1/33, Continuously Callable @100 (c)	3,085	3,144
0.00%, 8/1/34, Continuously Callable @100 (c)	3,000	3,105
California Educational Facilities Authority Revenue 5.38%, 4/1/34, Pre-refunded 4/1/20 @ 100	6,000	6,125
5.00%, 10/1/43, Continuously Callable @100	2,000	2,484
5.00%, 10/1/48, Continuously Callable @100	2,000	2,466
5.00%, 10/1/49, Continuously Callable @100	3,100	3,682
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,183
California Enterprise Development Authority Revenue 4.00%, 3/1/39, Continuously Callable @100	8,105	8,827
4.00%, 10/1/47, Continuously Callable @100	10,000	11,079
4.00%, 11/1/49, Continuously Callable @100	1,900	2,087
4.00%, 11/1/50, Continuously Callable @100	680	740
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,649
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,337
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,183
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	15,311
California Enterprise Development Authority Revenue(NBGA — California Health Insurance Construction Loan Insurance Program) 5.00%, 7/1/39, Continuously Callable @100	1,050	1,231
5.00%, 6/1/42, Continuously Callable @100	7,805	8,504
5.00%, 7/1/44, Continuously Callable @100	2,300	2,677
California Municipal Finance Authority Revenue 5.00%, 6/1/43, Continuously Callable @100	2,500	3,051
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	889
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,177
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,150

See notes to financial statements.

3

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/47, Continuously Callable @100	$1,000	$1,165
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,148
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,132
California Municipal Finance Authority Revenue(NBGA — California Health Insurance Construction Loan Insurance Program) 4.13%, 5/15/39, Continuously Callable @100	1,900	2,142
4.13%, 5/15/46, Continuously Callable @100	2,100	2,334
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,954
California Pollution Control Financing Authority Revenue 5.00%, 7/1/39, Continuously Callable @100 (a)	6,000	7,414
5.25%, 8/1/40, Continuously Callable @100 (a)	4,000	4,115
5.00%, 11/21/45, Continuously Callable @100 (a)	2,000	2,435
California Public Finance Authority Revenue 5.00%, 10/15/37, Continuously Callable @100	1,000	1,146
5.00%, 10/15/47, Continuously Callable @100	3,000	3,388
California School Finance Authority Revenue 5.00%, 8/1/41, Continuously Callable @100 (a)	1,750	1,940
5.00%, 8/1/46, Continuously Callable @100 (a)	2,250	2,473
Series A, 5.00%, 7/1/47, Continuously Callable @100 (a)	1,370	1,575
Series A, 5.00%, 7/1/49, Continuously Callable @100 (a)	1,000	1,186
Series A, 5.00%, 7/1/54, Continuously Callable @100 (a)	2,150	2,550
California State Public Works Board Revenue Series C, 5.00%, 4/1/31, Continuously Callable @100	6,875	6,894
Series D, 5.00%, 4/1/31, Continuously Callable @100	5,705	5,721
California Statewide Communities Development Authority Revenue 5.00%, 5/15/40, Continuously Callable @100	2,000	2,328
5.00%, 5/15/42, Continuously Callable @100	1,500	1,616
5.00%, 11/1/43, Continuously Callable @100	500	576
5.00%, 10/1/46, Continuously Callable @100	2,750	3,202
5.00%, 5/15/47, Continuously Callable @100	1,000	1,167
5.00%, 5/15/47, Continuously Callable @100	1,500	1,616
5.00%, 1/1/48, Continuously Callable @100	1,995	2,341
5.00%, 7/1/48, Continuously Callable @100	4,000	4,704
5.00%, 5/15/50, Continuously Callable @100	1,000	1,167
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,239
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,212
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,960
Series C-1, 1.43%, 4/1/46, Continuously Callable @100	10,700	10,700
Series C-3, 1.43%, 4/1/45, Continuously Callable @100	15,000	15,000
California Statewide Communities Development Authority Revenue(NBGA — California Health Insurance Construction Loan Insurance Program) 4.00%, 11/1/46, Continuously Callable @100	4,000	4,327
Series S, 5.00%, 8/1/44, Continuously Callable @102	2,400	2,680
Carlsbad Unified School District Certificate of Participation(INS — Assured Guaranty Corp.), Series A, 5.00%, 10/1/34, Pre-refunded 10/1/19 @ 100	5,265	5,265
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	10,334
City of Atwater Wastewater Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,550
City of Chula Vista Revenue, 5.88%, 1/1/34, Continuously Callable @100	5,000	5,018

See notes to financial statements.

4

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	$2,000	$2,396
City of Roseville Electric System Revenue, 5.00%, 2/1/37, Pre-refunded 2/1/20 @ 100	7,115	7,204
City of Santa Clara Electric Revenue, Series A, 5.25%, 7/1/32, Continuously Callable @100	2,000	2,138
City of Tulare Sewer Revenue(INS — Assured Guaranty Municipal Corp.) 4.00%, 11/15/41, Continuously Callable @100	5,710	6,261
4.00%, 11/15/44, Continuously Callable @100	5,000	5,483
City of Upland Certificate of Participation 4.00%, 1/1/42, Continuously Callable @100	3,000	3,174
5.00%, 1/1/47, Continuously Callable @100	2,000	2,304
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Continuously Callable @100	1,350	1,531
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,319
Educational Facility Authority(LIQ — Deutsche Bank AG), Series 2017-7007, 1.88%, 3/1/42, Callable 3/1/20 @ 100 (a) (b)	11,700	11,700
San Francisco Multifamily Housing(LOC — Deutsche Bank AG), Series DBE-8038, 1.93%, 12/1/52, Callable 12/1/20 @ 100 (a)	15,000	15,000
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	12,835
Elk Grove Finance Authority Special Tax(INS — Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,759
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,557
Foothill-Eastern Transportation Corridor Agency Revenue(INS — Assured Guaranty Municipal Corp.) 0.00%, 1/15/34€	15,000	10,343
0.00%, 1/15/35 (e)	7,500	5,000
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,507
Grass Valley School District, GO(INS — Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,862
Hayward Unified School District, GO(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,696
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,949
Inglewood Unified School District, GO(INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/38, Continuously Callable @100	750	877
Inland Empire Tobacco Securitization Corp. Revenue, Series B, 5.75%, 6/1/26, Pre-refunded 6/1/20 @ 100	1,910	1,968
Irvine Unified School District Special Tax 5.00%, 9/1/45, Continuously Callable @100	1,000	1,170
5.00%, 9/1/49, Continuously Callable @100	2,000	2,333
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,141
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,182
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,167
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,182
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	613
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,167

See notes to financial statements.

5

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Irvine Unified School District Special Tax(INS — Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	$6,000	$7,282
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,120
Local Public Schools Funding Authority School Improvement District No 2016-1, GO(INS — Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,653
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,144
Los Angeles County Facilities Inc Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,862
Los Angeles County Public Works Financing Authority Revenue Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,334
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	7,122
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation(INS — Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,395
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	4,084
Monrovia Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,767
Moreno Valley Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	7,978
Mountain View School District/Los Angeles County, GO(INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,952
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,145
Norco Community Redevelopment Agency Successor Agency Tax Allocation 5.88%, 3/1/32, Pre-refunded 3/1/20 @ 100	1,500	1,529
6.00%, 3/1/36, Pre-refunded 3/1/20 @ 100	1,250	1,275
Norwalk Redevelopment Agency Tax Allocation(INS — National Public Finance Guarantee Corp.) Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,014
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,510
Norwalk-La Mirada Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series C, 0.00%, 8/1/30€	7,500	5,941
Palomar Health, GO(INS — Assured Guaranty Municipal Corp.), Series A, 0.00%, 8/1/31 (e)	12,230	9,161
Palomar Health, GO(INS — National Public Finance Guarantee Corp.), 0.00%, 8/1/26 (e)	5,500	4,748
Perris Union High School District, GO(INS — Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,668
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,406
Pomona Unified School District, GO(INS — Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,715
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,181
Rio Elementary School District, GO(INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,054

See notes to financial statements.

6

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Riverside County Public Financing Authority Tax Allocation(INS — Build America Mutual Assurance Co.) 4.00%, 10/1/36, Continuously Callable @100	$1,250	$1,373
4.00%, 10/1/37, Continuously Callable @100	1,625	1,775
Riverside County Redevelopment Successor Agency Tax Allocation(INS — Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,201
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,294
RNR School Financing Authority Special Tax(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,372
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,275
Sacramento City Unified School District, GO(INS — Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,135
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,580
San Diego County Regional Airport Authority Revenue Series A, 5.00%, 7/1/40, Continuously Callable @100	2,000	2,052
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,806
San Diego Public Facilities Financing Authority Revenue Series A, 5.25%, 5/15/29, Pre-refunded 5/15/20 @ 100	1,000	1,025
Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	3,019
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, 4.90%, 5/1/29, Continuously Callable @100	5,465	5,481
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Continuously Callable @100	10,000	11,294
San Leandro Unified School District, GO(INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,374
San Luis & Delta Mendota Water Authority Revenue(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Continuously Callable @100	1,500	1,676
San Marcos Schools Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 8/15/35, Pre-refunded 8/15/20 @ 100	3,000	3,099
San Ramon Redevelopment Agency Successor Agency Tax Allocation(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,797
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,759
Santa Cruz County Redevelopment Agency Tax Allocation(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	7,104
Santa Rosa High School District, GO(INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,218
State of California, GO 5.25%, 2/1/30, Continuously Callable @100	4,000	4,364
5.00%, 2/1/43, Continuously Callable @100	3,000	3,334
4.00%, 10/1/44, Continuously Callable @100	1,000	1,147
5.00%, 9/1/45, Continuously Callable @100	2,500	3,004
5.00%, 8/1/46, Continuously Callable @100	9,500	11,365
5.00%, 11/1/47, Continuously Callable @100	7,000	8,563
Tahoe-Truckee Unified School District Certificate of Participation(INS — Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,097

See notes to financial statements.

7

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Temecula Valley Unified School District Financing Authority Revenue Special Tax(INS — Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	$1,575	$1,835
Temecula Valley Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,221
Sacramento City Financing Authority(LIQ — Deutsche Bank AG) Series 2016-XG0067, 1.69%, 12/1/30 (a)	4,955	4,955
Series XG0100, 1.68%, 12/1/33 (a)	17,765	17,765
Golden State Tobacco Securitization Corp(LOC — Deutsche Bank AG), Series 2015-XF1038, 1.68%, 6/1/45, Callable 6/1/25 @ 100 (a)	4,940	4,940
Twin Rivers Unified School District Certificate of Participation(INS — Assured Guaranty Municipal Corp.), 3.20%, 6/1/41 (Put Date 6/1/20) (d)	8,485	8,498
Val Verde Unified School District Certificate of Participation(INS — Build America Mutual Assurance Co.) Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,308
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,809
Val Verde Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	4,882
Val Verde Unified School District, GO(INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	4,000	4,690
Victor Valley Union High School District, GO(INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,603
Victorville Joint Powers Finance Authority Revenue(LOC — BNP Paribas), Series A, 1.58%, 5/1/40, Continuously Callable @100 (b)	14,810	14,810
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,159
West Kern Water District Certificate of Participation, 5.00%, 6/1/28, Continuously Callable @100	4,585	4,877
Western Placer Unified School District Certificate of Participation(INS — Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,588
		688,762
Guam (2.2%):
Guam Government Waterworks Authority Revenue 5.50%, 7/1/43, Continuously Callable @100	4,000	4,426
5.00%, 1/1/46, Continuously Callable @100	7,000	7,848
Guam Power Authority Revenue Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,076
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,192
		16,542
Virgin Islands (0.7%):
Virgin Islands Public Finance Authority Revenue 5.00%, 9/1/33, Continuously Callable @100 (a)	3,000	3,316
Series A, 4.00%, 10/1/22	1,125	1,114
		4,430
Total Municipal Bonds (Cost $668,153)		709,734
Total Investments (Cost $668,153) — 98.8%		709,734
Other assets in excess of liabilities — 1.2%		8,514
NET ASSETS — 100.00%		$718,248

See notes to financial statements.

8

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $81,364 (thousands) and amounted to 11.3% of net assets.

(b)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Stepped-coupon security converts to coupon form on 8/01/23 with a rate of 4.3%.

(d)  Put Bond.

(e)  Zero coupon bond.

GO — General Obligation

LOC — Line Letter of Credit

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA California Bond Fund
Assets:
Investments, at value (Cost $668,153)	$709,734
Cash	682
Interest receivable	6,654
Receivable for capital shares issued	91
Receivable for investments sold	2,030
Prepaid expenses	9
Total assets	719,200
Liabilities:
Payables:
Distributions	283
Capital shares redeemed	338
Accrued expenses and other payables:
Investment advisory fees	190
Administration fees	89
Custodian fees	24
Transfer agent fees	16
Chief Compliance Officer fees	—	(a)
12b-1 fees	1
Other accrued expenses	11
Total liabilities	952
Net Assets:
Capital	680,762
Total distributable earnings/(loss)	37,486
Net assets	$718,248
Net Assets
Adviser Shares	$7,367
Fund Shares	710,881
Total	$718,248
Shares (unlimited number of shares authorized with no par value):
Adviser Shares	648
Fund Shares	62,448
Total	63,096
Net asset value, offering and redemption price per share: (b)
Adviser Shares	$11.37
Fund Shares	$11.38

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

	USAA California Bond Fund
Investment Income:
Interest	$11,768
Total income	11,768
Expenses:
Investment advisory fees	1,168
Administration fees — Adviser Shares	5
Administration fees — Fund Shares	531
Professional fees	3
12b-1 fees — Adviser Shares	9
Custodian fees	53
Trustees' fees	18
Chief Compliance Officer fees	1
Legal and audit fees	36
Transfer agent fees — Adviser Shares	1
Transfer agent fees — Fund Shares	82
State registration and filing fees	—	(a)
Other expenses	—	(a)
Total expenses	1,907
Net Investment Income (Loss)	9,861
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	702
Net change in unrealized appreciation/depreciation on investment securities	18,872
Net realized/unrealized gains (losses) on investments	19,574
Change in net assets resulting from operations	$29,435

(a)  Rounds to less than $1.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA California Bond Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$9,861	$21,496
Net realized gains (losses) from investments	702	762
Net change in unrealized appreciation (depreciation) on investments	18,872	8,728
Change in net assets resulting from operations	29,435	30,986
Distributions to Shareholders:
Adviser Shares	(91)	(201)
Fund Shares	(9,768)	(21,287)
Change in net assets resulting from distributions to shareholders	(9,859)	(21,488)
Change in net assets resulting from capital transactions	276	7,415
Change in net assets	19,852	16,913
Net Assets:
Beginning of period	698,396	681,483
End of period	$718,248	$698,396
Capital Transactions:
Adviser Shares
Proceeds from shares issued	$253	$895
Distributions reinvested	16	37
Cost of shares redeemed	(106)	(1,008)
Total Adviser Shares	$163	$(76)
Fund Shares
Proceeds from shares issued	$39,152	$67,106
Distributions reinvested	7,879	16,937
Cost of shares redeemed	(46,918)	(76,552)
Total Fund Shares	$113	$7,491
Change in net assets resulting from capital transactions	$276	$7,415
Share Transactions:
Adviser Shares
Issued	23	82
Reinvested	1	4
Redeemed	(9)	(93)
Total Adviser Shares	15	(7)
Fund Shares
Issued	3,488	6,162
Reinvested	699	1,554
Redeemed	(4,168)	(7,042)
Total Fund Shares	19	674
Change in Shares	34	667

See notes to financial statements.

12

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13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
USAA California Bond Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$11.06	0.14	(e)	0.31		0.45		(0.14)	(0.14)
Year Ended March 31, 2019	$10.91	0.32		0.15		0.47		(0.32)	(0.32)
Year Ended March 31, 2018	$10.91	0.34		—	(f)	0.34		(0.34)	(0.34)
Year Ended March 31, 2017	$11.28	0.35		(0.37)		(0.02)		(0.35)	(0.35)
Year Ended March 31, 2016	$11.26	0.39		0.02		0.41		(0.39)	(0.39)
Year Ended March 31, 2015	$10.82	0.40		0.44		0.84		(0.40)	(0.40)
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$11.07	0.16	(e)	0.31		0.47		(0.16)	(0.16)
Year Ended March 31, 2019	$10.92	0.34		0.15		0.49		(0.34)	(0.34)
Year Ended March 31, 2018	$10.92	0.37		—	(f)	0.37		(0.37)	(0.37)
Year Ended March 31, 2017	$11.29	0.37		(0.37)		—	(f)	(0.37)	(0.37)
Year Ended March 31, 2016	$11.27	0.42		0.02		0.44		(0.42)	(0.42)
Year Ended March 31, 2015	$10.83	0.43		0.44		0.87		(0.43)	(0.43)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Amount is less than $0.005 per share.

(g)  Prior to August 1, 2014, AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA California Bond Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	—		$11.37	4.10%	0.78%		2.52%	0.78%	$7,367	8%
Year Ended March 31, 2019	—		$11.06	4.37%	0.76%		2.92%	0.76%	$7,005	18%
Year Ended March 31, 2018	—		$10.91	3.12%	0.75%		3.08%	0.75%	$6,985	6%
Year Ended March 31, 2017	—	(f)	$10.91	(0.24)%	0.75%		3.09%	0.75%	$7,083	26%
Year Ended March 31, 2016	—		$11.28	3.73%	0.80%		3.49%	0.80%	$8,303	9%
Year Ended March 31, 2015	—		$11.26	7.86%	0.83	%(g)	3.58%	0.83%	$7,948	4%
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	—		$11.38	4.23%	0.53%		2.77%	0.53%	$710,881	8%
Year Ended March 31, 2019	—		$11.07	4.61%	0.52%		3.15%	0.52%	$691,391	18%
Year Ended March 31, 2018	—		$10.92	3.37%	0.51%		3.32%	0.51%	$674,498	6%
Year Ended March 31, 2017	—		$10.92	0.01%	0.51%		3.34%	0.51%	$669,435	26%
Year Ended March 31, 2016	—		$11.29	3.98%	0.56%		3.74%	0.56%	$698,731	9%
Year Ended March 31, 2015	—		$11.27	8.14%	0.57%		3.85%	0.57%	$675,694	4%

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA California Bond Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$709,734	$—	$709,734
Total	$—	$709,734	$—	$709,734

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

During the six months ended September 30, 2019, the Fund had no securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$6,400	$—	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$55,008	$82,827

There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, on an annual basis equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

that portion over $100 million. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $581 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of funds within the Lipper California Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2019 through June 30, 2019, performance adjustments for Fund Shares and Adviser Sharers were $22 and $0 thousand, respectively, and 0.00% and 0.00% of net assets, respectively. Base fees incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $565 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from July 1, 2019 through September 30, 2019 are $270 and $3 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from April 1, 2019 through June 30, 2019 were $261 and $2 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $44 and less than $1 thousand for the Fund Shares and Adviser Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $38 and less than $1 thousand for the Fund Shares and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through September 30, 2019 are $5 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from April 1, 2019 through June 30, 2019 were $4 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.80% and 0.54% for the Adviser Shares and Fund Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through September 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Tax-Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
$21,488	$—	$21,488

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$354	$(4,795)	$22,709	$18,268

As of the most recent tax year ended March 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$34	$4,761	$4,795

During the most recent tax year ended March 31, 2019, the Fund utilized $766 thousand of capital loss carryforwards, to offset capital gains.

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

24

USAA Mutual Funds Trust	Supplemental Information September 30, 2019

  (Unaudited)

Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
28,714,152	3,041,972	2,372,173

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

25

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Adviser	$1,000.00	$1,041.00	$1,021.10	$3.98	$3.94	0.78%
Fund	1,000.00	1,042.30	1,022.35	2.71	2.68	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses, as compared to comparable investment companies and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

27

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment — was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also took into account the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2018, was in the top 40% of its performance universe for the three- and five-year periods ended December 31, 2018, and was in the top 20% of its performance universe for the ten-year period ended December 31,2018. The Board took into account management's discussion of the Fund's performance, including its strong shorter term and longer term performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability

28

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

29

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

39600-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Global Equity Income Fund

Fund Shares (UGEIX)

Institutional Shares (UIGEX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Sector Allocations	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Advisory Contract Approval	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Global Equity Income Fund	September 30, 2019

  (Unaudited)

Investment Objective & Sector Allocations:

Investment Objective: Seeks total return with an emphasis on current income.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Communication Services (6.7%):
BT Group PLC	49,755	$109
CBS Corp., Class B	2,500	101
Comcast Corp., Class A	2,900	131
Eutelsat Communications SA	6,638	123
Hakuhodo DY Holdings, Inc.	7,400	108
HKT Trust & HKT Ltd.	95,000	151
Informa PLC	11,705	123
JCDecaux SA	4,097	111
KDDI Corp.	14,400	376
Koninklijke KPN NV	40,414	126
Nippon Telegraph & Telephone Corp.	9,800	469
Omnicom Group, Inc.	4,600	359
Publicis Groupe SA	2,351	116
RTL Group SA	2,901	139
Shaw Communications, Inc., Class B	6,100	120
SoftBank Group Corp., Class C	17,100	674
Spark New Zealand, Ltd.	46,184	128
Telenor ASA	9,612	193
The Interpublic Group of Co., Inc.	5,500	119
The Walt Disney Co.	1,000	130
Toho Co. Ltd.	2,900	127
Verizon Communications, Inc.	17,781	1,073
WPP PLC	21,226	266
		5,372
Consumer Discretionary (10.8%):
Barratt Developments PLC	17,376	138
Best Buy Co., Inc.	1,800	124
Bridgestone Corp.	5,100	198
Carnival Corp.	2,700	118
Cie Generale des Etablissements Michelin SCA	978	109
Compass Group PLC	5,180	133
Darden Restaurants, Inc.	1,000	118
Ford Motor Co.	48,400	444
Garmin Ltd.	1,600	136
General Motors Co., Class C	10,600	397
Genuine Parts Co.	1,200	120
H&R Block, Inc.	4,200	99
Harley-Davidson, Inc.	3,500	126
Hasbro, Inc.	2,000	237
Industria de Diseno Textil SA	11,197	346
Jardine Cycle & Carriage Ltd.	4,600	100
Kering SA	308	157
L Brands, Inc.	6,500	127
Las Vegas Sands Corp.	12,200	705
Lowe's Cos., Inc.	3,300	363
Ross Stores, Inc.	1,300	143
Sekisui House Ltd.	7,500	148

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Starbucks Corp.	9,800	$866
Target Corp.	3,800	406
Taylor Wimpey PLC	77,216	154
The Home Depot, Inc. (a)	5,300	1,231
The TJX Cos., Inc.	7,400	412
Toyota Motor Corp.	15,600	1,048
Tractor Supply Co.	1,100	99
		8,802
Consumer Staples (10.7%):
Campbell Soup Co.	3,100	145
Church & Dwight Co., Inc.	1,700	128
Coca-Cola European Partners PLC	2,200	122
Colgate-Palmolive Co.	1,700	125
General Mills, Inc.	4,800	265
Heineken Holding NV	2,180	217
Heineken NV	3,019	325
Imperial Brands PLC	27,477	617
Kimberly-Clark Corp.	5,100	724
Koninklijke Ahold Delhaize NV	8,143	204
Sysco Corp.	2,300	183
The Clorox Co.	800	121
The J.M. Smucker Co.	1,100	121
The Procter & Gamble Co.	19,030	2,368
Tyson Foods, Inc., Class A	1,500	129
Walgreens Boots Alliance, Inc.	13,800	763
Walmart, Inc.	17,180	2,039
		8,596
Energy (2.4%):
BP PLC	17,818	113
Chevron Corp.	1,200	142
Enagas SA	4,650	107
Equinor ASA	6,285	119
Exxon Mobil Corp.	2,700	191
Galp Energia, SGPS, SA	8,068	121
Inter Pipeline Ltd.	8,000	141
JXTG Holdings, Inc.	34,100	156
Koninklijke Vopak NV	2,691	138
ONEOK, Inc.	1,900	140
Pembina Pipeline Corp.	3,300	122
Phillips 66	1,300	133
Repsol SA	7,915	124
Royal Dutch Shell PLC, Class B	3,787	112
TOTAL SA	4,509	235
		2,094
Financials (19.2%):
Aflac, Inc.	3,700	194
Allianz SE	5,388	1,254
Ameriprise Financial, Inc.	1,700	250

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Assicurazioni Generali SpA	16,026	$311
Aviva PLC	23,469	115
AXA SA	15,302	391
Bank of America Corp.	34,420	1,004
Bank of Montreal	1,600	118
BNP Paribas SA	13,142	638
BOC Hong Kong Holdings Ltd.	66,500	226
Capital One Financial Corp.	2,400	218
CI Financial Corp.	7,600	111
Citigroup, Inc.	13,300	919
Citizens Financial Group, Inc.	3,500	124
Comerica, Inc.	1,700	112
Credit Agricole SA	26,064	315
DBS Group Holdings Ltd.	26,800	484
Deutsche Boerse AG	1,412	220
Direct Line Insurance Group PLC	29,460	109
Discover Financial Services	2,400	195
Fifth Third BanCorp.	5,000	137
Franklin Resources, Inc.	26,300	759
Great-West Lifeco, Inc.	6,400	154
Hang Seng Bank Ltd.	12,600	270
Huntington Bancshares, Inc.	13,600	194
Invesco Ltd.	8,600	146
Legal & General Group PLC	36,269	111
Manulife Financial Corp.	6,800	125
MetLife, Inc.	12,400	584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	492	127
National Australia Bank Ltd.	6,616	133
ORIX Corp.	9,100	136
Oversea-Chinese Banking Corp. Ltd.	14,700	116
Pargesa Holding SA	1,609	124
Prudential Financial, Inc.	1,700	153
Regions Financial Corp.	8,900	141
Resona Holdings, Inc.	29,800	128
Skandinaviska Enskilda Banken AB, Class A	24,767	228
Sumitomo Mitsui Financial Group, Inc.	10,300	354
Sun Life Financial, Inc.	3,000	134
Svenska Handelsbanken AB, Class A	13,722	128
T. Rowe Price Group, Inc.	2,300	263
The Allstate Corp.	3,000	326
The Bank of Nova Scotia	4,500	255
The PNC Financial Services Group, Inc.	2,500	350
The Progressive Corp.	4,700	363
The Travelers Co., Inc.	1,000	149
Tokio Marine Holdings, Inc.	12,500	671
Unilever NV	13,272	797
United Overseas Bank Ltd.	6,400	119
Zurich Insurance Group AG	1,021	391
		15,374

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (13.1%):
Abbott Laboratories	2,500	$210
AbbVie, Inc.	18,400	1,394
Alfresa Holdings Corp.	5,000	112
AmerisourceBergen Corp.	1,500	123
Amgen, Inc.	2,100	406
Anthem, Inc.	1,000	240
Bristol-Myers Squibb Co.	9,200	467
Cardinal Health, Inc.	6,100	288
Danaher Corp.	1,200	173
Johnson & Johnson	17,300	2,239
Koninklijke Philips NV	2,858	132
McKesson Corp.	1,100	150
Medtronic PLC	1,900	206
Novartis AG	13,839	1,200
Pfizer, Inc.	49,400	1,775
Quest Diagnostics, Inc.	1,500	161
Roche Holding AG	3,779	1,100
Smith & Nephew PLC	5,733	138
STERIS PLC	800	116
Stryker Corp.	700	151
UnitedHealth Group, Inc.	500	109
		10,890
Industrials (13.5%):
3M Co.	4,300	707
ABB Ltd.	6,186	122
ANA Holdings, Inc. (a)	3,800	128
Atlas Copco AB, Class A	8,913	274
Aurizon Holdings Ltd.	32,737	131
Brambles Ltd.	13,726	106
C.H. Robinson Worldwide, Inc.	1,500	127
CIMIC Group Ltd.	3,948	84
Cummins, Inc.	2,100	342
Delta Air Lines, Inc.	3,300	190
Dover Corp.	1,500	149
Eaton Corp. PLC, ADR	4,100	340
Ferguson PLC	1,922	140
Geberit AG	280	134
Honeywell International, Inc.	5,500	931
Illinois Tool Works, Inc.	2,500	391
Ingersoll-Rand PLC	2,400	296
Itochu Corp.	10,600	220
Japan Airlines Co. Ltd., Class C	3,900	116
Jardine Matheson Holdings Ltd.	2,000	107
Jardine Strategic Holdings Ltd.	3,300	99
Lockheed Martin Corp.	1,800	702
Mitsubishi Corp.	11,600	286
Mitsubishi Heavy Industries Ltd.	4,200	165
Norfolk Southern Corp.	600	108
NWS Holdings Ltd.	60,000	93

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Obayashi Corp.	12,600	$126
PACCAR, Inc.	3,000	210
Parker-Hannifin Corp.	700	126
Randstad RV	3,656	180
RELX PLC	8,774	208
Republic Services, Inc., Class A	1,400	121
Rockwell Automation, Inc.	800	132
Safran SA	1,239	195
Snap-on, Inc.	700	110
Southwest Airlines Co.	3,300	178
Sumitomo Corp.	8,200	128
Thales SA	1,240	143
The Boeing Co.	3,000	1,141
Thomson Reuters Corp.	5,300	354
Union Pacific Corp.	3,100	502
United Technologies Corp.	1,000	137
Waste Management, Inc.	1,100	127
Wolters Kluwer NV	2,319	169
		10,775
Information Technology (15.4%):
Apple, Inc.	11,900	2,665
Applied Materials, Inc.	3,700	185
Cisco Systems, Inc.	37,217	1,839
Fidelity National Information Services, Inc.	2,500	332
Hitachi Ltd.	3,700	139
Intel Corp.	2,600	134
International Business Machines Corp.	10,457	1,520
Juniper Networks, Inc.	4,700	116
KLA Corp.	1,000	159
Lam Research Corp.	700	162
Maxim Integrated Products, Inc.	2,100	122
Microsoft Corp.	10,335	1,437
NetApp, Inc.	2,000	105
Oracle Corp.	23,000	1,266
Paychex, Inc.	3,100	257
QUALCOMM, Inc.	11,300	861
Texas Instruments, Inc.	5,700	737
The Western Union Co.	12,300	285
Visa, Inc., Class A	1,300	224
		12,545
Materials (3.1%):
Akzo Nobel NV	2,040	182
Amcor PLC	10,800	105
Asahi Kasei Corp.	11,700	116
Celanese Corp., Series A	1,200	147
Fortescue Metals Group Ltd.	36,691	218
HeidelbergCement AG	1,533	111
LafargeHolcim Ltd.	2,542	125
LyondellBasell Industries NV, Class A	3,600	322
See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Packaging Corp. of America	1,300	$138
PPG Industries, Inc.	1,600	189
Rio Tinto PLC	19,267	1,002
		2,655
Real Estate (1.9%):
Daito Trust Construction Co. Ltd.	1,000	128
Kerry Properties Ltd.	29,500	91
Simon Property Group, Inc.	4,400	685
Stockland	42,395	130
Swiss Prime Site AG	1,422	139
Ventas, Inc.	4,400	321
Vicinity Centres	72,157	125
		1,619
Utilities (1.8%):
AES Corp.	7,400	121
American Electric Power Co., Inc.	1,400	131
American Water Works Co., Inc.	1,100	137
Duke Energy Corp.	1,400	134
Entergy Corp.	1,200	141
OGE Energy Corp.	2,900	132
Power Assets Holdings Ltd.	17,000	114
Terna Rete Elettrica Nazionale SpA	19,485	125
The Southern Co.	2,200	136
United Utilities Group PLC	12,487	127
Xcel Energy, Inc.	2,100	136
		1,434
Total Common Stocks (Cost $75,074)		80,156
Exchange-Traded Funds (0.5%)
iShares MSCI ACWI ETF	5,803	428
Total Exchange-Traded Funds (Cost $434)		428
Collateral for Securities Loaned^ (0.5%)
HSBC U.S. Government Money Market Fund, I Shares, 1.85% (b)	368,100	368
Total Collateral for Securities Loaned (Cost $368)		368
Total Investments (Cost $75,876) — 99.6%		80,952
Other assets in excess of liabilities — 0.4%		329
NET ASSETS — 100.00%		$81,281

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on September 30, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Equity Income Fund
Assets:
Investments, at value (Cost $75,876)	$80,952	(a)
Foreign currency, at value (Cost $48)	48
Cash and cash equivalents	368
Interest and dividends receivable	161
Receivable for capital shares issued	26
Reclaims receivable	199
Receivable from Adviser	23
Prepaid expenses	19
Total assets	81,796
Liabilities:
Payables:
Collateral received on loaned securities	368
Capital shares redeemed	27
Accrued expenses and other payables:
Investment advisory fees	33
Administration fees	10
Custodian fees	8
Transfer agent fees	11
Chief Compliance Officer fees	—	(b)
Other accrued expenses	58
Total liabilities	515
Net Assets:
Capital	72,003
Total distributable earnings/(loss)	9,278
Net assets	$81,281
Net Assets
Fund Shares	$75,902
Institutional Shares	5,379
Total	$81,281
Shares (unlimited number of shares authorized with no par value):
Fund Shares	7,062
Institutional Shares	500
Total	7,562
Net asset value, offering and redemption price per share: (c)
Fund Shares	$10.75
Institutional Shares	$10.76

(a)  Includes $359 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Global Equity Income Fund
Investment Income:
Dividends	$1,630
Interest	5
Securities lending (net of fees)	— (a)
Foreign tax withholding	(93)
Total income	1,542
Expenses:
Investment advisory fees	204
Professional fees	— (a)
Administration fees — Fund Shares	57
Administration fees — Institutional Shares	3
Custodian fees	35
Transfer agent fees — Fund Shares	66
Transfer agent fees — Institutional Shares	3
Trustees' fees	18
Chief Compliance Officer fees	— (a)
Legal and audit fees	48
State registration and filing fees	16
Other expenses	25
Total expenses	475
Expenses waived/reimbursed by Adviser	(23)
Expenses waived/reimbursed by AMCO	(48)
Net expenses	404
Net Investment Income (Loss)	1,138
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	5,138
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(3,424)
Net realized/unrealized gains (losses) on investments	1,714
Change in net assets resulting from operations	$2,852

(a)  Rounds to less than $1.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Equity Income Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$1,138	$2,248
Net realized gains (losses) from investments	5,138	1,605
Net change in unrealized appreciation (depreciation) on investments	(3,424)	(724)
Change in net assets resulting from operations	2,852	3,129
Distributions to Shareholders:
Fund Shares	(968)	(5,165)
Institutional Shares	(72)	(356)
Change in net assets resulting from distributions to shareholders	(1,040)	(5,521)
Change in net assets resulting from capital transactions	(878)	(18,809)
Change in net assets	934	(21,201)
Net Assets:
Beginning of period	80,347	101,548
End of period	$81,281	$80,347
Capital Transactions:
Fund Shares
Proceeds from shares issued	$5,601	$7,528
Distributions reinvested	793	4,126
Cost of shares redeemed	(7,272)	(30,463)
Total Fund Shares	$(878)	$(18,809)
Institutional Shares
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Cost of shares redeemed	—	—
Total Institutional Shares	—	—
Change in net assets resulting from capital transactions	$(878)	$(18,809)
Share Transactions:
Fund Shares
Issued	529	707
Reinvested	74	404
Redeemed	(685)	(2,797)
Total Fund Shares	(82)	(1,686)
Institutional Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Total Institutional Shares	—	—
Change in Shares	(82)	(1,686)

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$10.51	0.15	(d)	0.23	0.38	(0.14)	—
Year Ended March 31, 2019	$10.88	0.27		0.06	0.33	(0.27)	(0.43)
Year Ended March 31, 2018	$10.42	0.23		0.54	0.77	(0.23)	(0.08)
Year Ended March 31, 2017	$9.39	0.21		1.03	1.24	(0.21)	—
August 7, 2015(f) through March 31, 2016	$10.00	0.14	(d)	(0.68)	(0.54)	(0.07)	—
Institutional Shares
Six Months Ended September 30, 2019 (unaudited)	$10.52	0.19	(d)	0.19	0.38	(0.14)	—
Year Ended March 31, 2019	$10.89	0.27		0.07	0.34	(0.28)	(0.43)
Year Ended March 31, 2018	$10.43	0.23		0.54	0.77	(0.23)	(0.08)
Year Ended March 31, 2017	$9.39	0.23		1.02	1.25	(0.21)	—
August 7, 2015(f) through March 31, 2016	$10.00	0.15	(d)	(0.68)	(0.53)	(0.08)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Prior to August 1, 2018, AMCO voluntarily agreed to limit the annual expenses of the Fund Shares to 1.20% of the Fund Shares' average daily net assets.

(f)  Commencement of operations.

(g)  Prior to August 1, 2018, AMCO voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.10% of the Institutional Shares' average daily net assets.

(h)  Reflects an increase in trading activity due to asset allocation shifts.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	(0.14)	$10.75	3.58%	1.00%		2.74%	1.13%	$75,902	83	%(h)
Year Ended March 31, 2019	(0.70)	$10.51	3.43%	1.03	%(e)	2.56%	1.10%	$75,086	15%
Year Ended March 31, 2018	(0.31)	$10.88	7.41%	1.05%		2.17%	1.05%	$96,101	22%
Year Ended March 31, 2017	(0.21)	$10.42	13.33%	1.20%		2.28%	1.26%	$85,830	22%
August 7, 2015(f) through March 31, 2016	(0.07)	$9.39	(5.35)%	1.20%		2.12%	1.37%	$42,080	16%
Institutional Shares
Six Months Ended September 30, 2019 (unaudited)	(0.14)	$10.76	3.65%	0.90%		3.64%	1.66%	$5,379	83	%(h)
Year Ended March 31, 2019	(0.71)	$10.52	3.47%	0.97	%(g)	2.58%	1.22%	$5,261	15%
Year Ended March 31, 2018	(0.31)	$10.89	7.35%	1.10%		2.14%	1.29%	$5,447	22%
Year Ended March 31, 2017	(0.21)	$10.43	13.49%	1.10%		2.40%	1.55%	$5,214	22%
August 7, 2015(f) through March 31, 2016	(0.08)	$9.39	(5.32)%	1.10%		2.20%	1.79%	$4,695	16%

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Equity Income Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$54,893	$25,263	$—	$80,156
Exchange-Traded Funds	428	—	—	428
Collateral for Securities Loaned	368	—	—	368
Total	$55,689	$25,263	$—	$80,952

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At September 30, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of securities on loan	Non-Cash collateral	Cash collateral
$358,760	$—	$368,100

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of a fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund did not engage in any securities transactions with affiliated funds.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$66,422	$67,163

There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50%. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $102 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of funds within the Lipper Global Equity Income Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table was utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(1)	Annual Adjustment Rate (in basis points)(1)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(1)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2019 through June 30, 2019, there were no performance adjustments for the Fund. Base fees incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $101 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred from July 1, 2019 through September 30, 2019 are $28 and $1 thousand for Fund Shares and Institutional Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average daily net assets for the Fund Shares and Institutional Shares, respectively. Amounts incurred from April 1, 2019 through June 30, 2019 were $28 and $1 thousand for Fund Shares and Institutional Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on annual charge of $23.00 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average daily net assets, plus out of pocket expenses. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $29 and $1 thousand for the Fund Shares and Institutional Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $29 and $1 thousand for the Fund Shares and Institutional Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 1.00% and 0.90% for the Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 03/31/2023
$23

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through July 31, 2019, to limit the total annual operating expenses of the Fund Shares and Institutional Shares to 1.00% and 0.90%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect and are not available to be recouped by AMCO. For the period April 1, 2019 through June 30, 2019, the Fund Shares and Institutional Shares incurred reimbursements of $39 and $9 thousand, respectively. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on the Fund's holdings, including industry and/or geographic composition, as relevant.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of less than $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through September 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$2,577	$2,944	$5,521

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Qualified Late Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$18	$(1,062)	$1,062	$8,510	$8,528

*  Under the current tax law, net investment losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and non-REIT return of capital dividend adjustments.

As of the most recent tax year ended March 31, 2019, the Fund had no capital loss carryforwards ("CLCFs") for federal income tax purposes.

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

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USAA Mutual Funds Trust	Supplemental Information September 30, 2019

  (Unaudited)

Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
4,137,834	276,927	265,146

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

24

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Fund	$1,000.00	$1,035.80	$1,020.00	$5.09	$5.05	1.00%
Institutional	1,000.00	1,036.50	1,020.50	4.58	4.55	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services to be provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees to be paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, shareholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day- to- day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with the same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements — was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one- and three-year periods ended December 31, 2018. The Board took into account management's discussion of the Fund's performance, including its strong performance over the one- and three-year periods.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing

27

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board took into account management's discussions of the Fund's advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of its limited performance history; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

98352R-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA New York Bond Fund

Fund Shares (USNYX)

Adviser Shares (UNYBX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	23
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Advisory Contract Approval	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA New York Bond Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Utilities (0.3%):
CMS Liquidating Trust (a) (b)	200	$594
Total Common Stock (Cost $499)		594
Municipal Bonds (99.3%)
Guam (3.9%):
Antonio B. Won Pat International Airport Authority Revenue(INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	$1,000	1,134
Guam Government Waterworks Authority Revenue 5.50%, 7/1/43, Continuously Callable @100	1,000	1,106
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,130
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	555
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,341
Guam Power Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,096
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	568
Territory of Guam Revenue Series A, 5.00%, 12/1/46, Continuously Callable @100	500	554
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	522
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,111
		9,117
New York (94.8%):
Albany Capital Resource Corp. Revenue 6.00%, 11/15/25, Pre-refunded 11/15/20 @ 100	1,000	1,053
5.00%, 6/1/49, Continuously Callable @100	1,500	1,645
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,199
Brookhaven Local Development Corp. Revenue, 5.25%, 11/1/36, Continuously Callable @100	1,500	1,735
Buffalo & Erie County Industrial Land Development Corp. Revenue 6.00%, 10/1/31, Continuously Callable @100	500	532
5.00%, 6/1/35, Continuously Callable @103	1,000	1,108
5.00%, 7/1/40, Continuously Callable @100	2,000	2,296
5.00%, 8/1/52, Continuously Callable @100	1,000	1,101
Build NYC Resource Corp. Revenue 5.00%, 6/1/40, Continuously Callable @100	700	812
5.00%, 8/1/40, Continuously Callable @100	1,000	1,151
5.00%, 7/1/41, Continuously Callable @100	500	575
5.00%, 8/1/42, Continuously Callable @100	1,500	1,620
4.00%, 8/1/42, Continuously Callable @100	1,000	1,081
5.50%, 4/1/43, Continuously Callable @100	1,000	1,074
5.00%, 7/1/45, Continuously Callable @100	2,000	2,265
5.00%, 11/1/47	2,000	3,026
5.00%, 6/1/48, Continuously Callable @102	2,000	2,151
4.00%, 7/1/49, Continuously Callable @100	500	566

See notes to financial statements.

3

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Canton Capital Resource Corp. Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Pre-refunded 5/1/20 @ 100	$1,000	$1,022
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/48, Continuously Callable @100	2,000	2,061
City of New York, GO, Series D-1, 4.00%, 12/1/43, Continuously Callable @100 (c)	4,000	4,489
City of New York, GO(LOC — Bank of America Corp.), Series I-3, 1.82%, 4/1/36, Continuously Callable @100	800	800
City of Newburgh, GO Series A, 5.00%, 6/15/23, Continuously Callable @100	825	903
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	952
City of Poughkeepsie, GO, 5.00%, 6/1/31, Continuously Callable @100	600	684
City of Yonkers, GO(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/24, Continuously Callable @100	1,000	1,074
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	699
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,171
County of Nassau, GO(INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,111
County of Rockland, GO 3.75%, 10/1/25, Continuously Callable @100	1,265	1,297
Series B, 5.00%, 12/15/21	600	648
Dutchess County Industrial Development Agency Revenue(INS — Assured Guaranty Corp.), 5.50%, 4/1/30, Pre-refunded 10/1/20 @ 100	1,000	1,041
Dutchess County Local Development Corp. Revenue 5.00%, 7/1/46, Continuously Callable @100	600	678
Series A, 5.75%, 7/1/40, Pre-refunded 7/1/20 @ 100	1,250	1,292
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,176
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,324
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	2,160
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,931
East Rochester Housing Authority Revenue(LOC — Citizens Financial Group), Series A, 1.73%, 12/1/36, Continuously Callable @100 (e)	935	935
Erie County Industrial Development Agency Revenue, Series A, 5.25%, 5/1/32, Continuously Callable @100	250	266
Hempstead Town Local Development Corp. Revenue 5.00%, 7/1/47, Continuously Callable @100	600	707
5.00%, 7/1/48, Continuously Callable @100	300	344
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,213
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,048
Long Island Power Authority Revenue Series A, 5.00%, 5/1/38, Pre-refunded 5/1/21 @ 100	2,000	2,119
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,287
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,183
Metropolitan Transportation Authority Revenue 2.08% (MUNISPA + 0.45%), 11/15/42, (Put Date 11/15/22) (f) (g)	1,000	999
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,626
Series A, 5.25%, 11/15/57, Continuously Callable @100	1,000	1,198
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,098

See notes to financial statements.

4

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 5.00%, 11/15/35, Continuously Callable @100	$3,000	$3,527
Series D-2, 2.03%(MUNISPA + 0.50%), 11/15/44, (Put Date 3/1/22) (f) (g)	2,000	1,996
Monroe County Industrial Development Corp. Revenue 5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	540
4.00%, 7/1/43, Continuously Callable @100	1,000	1,119
5.00%, 12/1/46, Continuously Callable @100	1,000	1,170
4.00%, 10/1/47, Continuously Callable @100	1,000	1,032
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,097
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,186
Monroe County Industrial Development Corp. Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	563
Monroe County Industrial Development Corp. Revenue(NBGA — FHA), 5.50%, 8/15/40, Continuously Callable @100	2,100	2,212
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,000	1,087
New York City Health & Hospital Corp. Revenue, Series A, 5.00%, 2/15/25, Continuously Callable @100	1,885	1,890
New York City Housing Development Corp. Revenue Series D-1, 5.00%, 11/1/42, Continuously Callable @100	1,000	1,017
Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,203
New York City Transitional Finance Authority Building Aid Revenue Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,446
Series S-1, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,193
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 8/1/41, Continuously Callable @100	1,000	1,119
4.00%, 11/1/42, Continuously Callable @100	2,000	2,280
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,100
New York City Trust for Cultural Resources Revenue 5.00%, 8/1/43, Continuously Callable @100	1,000	1,116
4.00%, 7/1/46, Continuously Callable @100	1,000	1,079
Series A, 5.00%, 12/1/39, Continuously Callable @100	2,000	2,009
New York City Water & Sewer System Revenue, Series D, 0.00%, 6/15/20 (i)	17,090	16,941
New York Convention Center Development Corp. Revenue 5.00%, 11/15/45, Continuously Callable @100	500	598
Series S, 0.00%, 11/15/37 (i)	1,000	635
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	532
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	2,500	3,432
5.50%, 10/1/37	560	807
5.00%, 11/15/44, Continuously Callable @100 (d)	1,000	1,103
2.80%, 9/15/69, Continuously Callable @100 (h)	2,000	2,038
New York State Dormitory Authority Revenue 5.00%, 7/1/34, Continuously Callable @100	500	571
5.25%, 7/1/35, Continuously Callable @100	1,000	1,011
5.00%, 12/1/37, Continuously Callable @100 (d)	1,300	1,519
4.00%, 8/1/38, Continuously Callable @100	4,000	4,449
5.50%, 7/1/40, Pre-refunded 7/1/20 @ 100	1,000	1,032
5.00%, 7/1/42, Continuously Callable @100	250	267
5.00%, 5/1/43, Continuously Callable @100	1,000	1,148

See notes to financial statements.

5

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.75%, 7/1/43, Continuously Callable @100	$1,000	$1,121
3.50%, 7/1/44, Continuously Callable @100	1,000	1,033
4.00%, 7/1/45, Continuously Callable @100	2,000	2,192
Series A, 5.00%, 7/1/26, Continuously Callable @100	2,000	2,053
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,000	1,059
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	540
Series A, 5.00%, 5/1/41, Pre-refunded 5/1/21 @ 100	2,000	2,117
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,113
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,151
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,671
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,576
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,359
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,221
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,118
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	539
New York State Dormitory Authority Revenue(INS — AMBAC Assurance Corp.) Series 1, 5.50%, 7/1/40	2,000	2,893
Series A, 5.50%, 5/15/30 (c)	3,275	4,489
New York State Dormitory Authority Revenue(INS — Assured Guaranty Corp.), Series A, 5.00%, 7/1/30	500	500
New York State Dormitory Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.63%, 11/1/32, Continuously Callable @100	500	530
New York State Dormitory Authority Revenue(NBGA — State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,500	2,506
New York State Energy Research & Development Authority Revenue(LOC — Mizuho Corporate Bank Ltd.), Series A-2, 1.58%, 5/1/39, Continuously Callable @100 (e)	3,140	3,140
New York State Environmental Facilities Corp. Revenue, Series B, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,103
New York State Housing Finance Agency Revenue(LOC — Wells Fargo & Co.), Series A, 1.62%, 11/1/46, Continuously Callable @100 (e)	1,700	1,700
New York State Thruway Authority Revenue, Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,074
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,698
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (d)	2,000	2,082
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	800
Onondaga Civic Development Corp. Revenue 5.38%, 7/1/40, Continuously Callable @100	1,500	1,530
5.00%, 10/1/40, Continuously Callable @100	1,000	1,127
5.00%, 7/1/42, Continuously Callable @100	1,000	1,069
5.00%, 1/1/43, Continuously Callable @100	740	854
Onondaga County Trust for Cultural Resources Revenue 5.00%, 12/1/36, Continuously Callable @100	1,000	1,075
5.00%, 5/1/40, Continuously Callable @100	800	953
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,088

See notes to financial statements.

6

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
St. Lawrence County Industrial Development Agency Revenue 4.00%, 7/1/43, Continuously Callable @100	$500	$541
5.00%, 9/1/47, Continuously Callable @100	1,770	2,054
State of New York Mortgage Agency Revenue, 3.80%, 10/1/48, Continuously Callable @100	1,985	2,101
State of New York, GO, Series A, 5.00%, 2/15/39, Continuously Callable @100	1,000	1,003
Suffolk County Economic Development Corp. Revenue 5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	234
5.00%, 7/1/28, Continuously Callable @100	1,280	1,352
Series C, 5.00%, 7/1/33, Continuously Callable @100	250	284
Suffolk Tobacco Asset Securitization Corp. Revenue Series B, 5.38%, 6/1/28, Continuously Callable @100	1,020	1,022
Series B, 5.00%, 6/1/32, Continuously Callable @100	1,450	1,567
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,515
Tompkins County Development Corp. Revenue(INS — Assured Guaranty Municipal Corp.), 5.50%, 7/1/33, Pre-refunded 1/1/21 @ 100	1,000	1,053
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.00%, 11/15/32 (i)	1,000	739
Troy Capital Resource Corp. Revenue, Series A, 5.00%, 9/1/30, Continuously Callable @100	2,000	2,067
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,117
Westchester County Healthcare Corp. Revenue Series B, 6.00%, 11/1/30, Pre-refunded 11/1/20 @ 100	870	915
Series B, 6.00%, 11/1/30, Continuously Callable @100	130	136
Westchester County Local Development Corp. Revenue 5.00%, 1/1/34, Continuously Callable @100	1,500	1,642
5.00%, 7/1/42, Continuously Callable @104	450	519
5.00%, 11/1/46, Continuously Callable @100	1,000	1,136
5.00%, 6/1/47, Continuously Callable @100	1,000	1,136
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	549
		218,346
Puerto Rico (0.6%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	1,390	1,403
Total Municipal Bonds (Cost $214,649)		228,866
Total Investments (Cost $215,148) — 99.6%		229,460
Other assets in excess of liabilities — 0.4%		869
NET ASSETS — 100.00%		$230,329

(a)  Non-income producing security.

(b)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of September 30, 2019. This security is classified as Level 3 within the fair value hierarchy and is deemed to be illiquid by the Fund's Adviser. (See Note 2)

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to financial statements.

7

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $4,704 (thousands) and amounted to 2.0% of net assets.

(e)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)  Put Bond.

(g)  Variable of Floating-Rate Security. Rate disclosed is as of September 30, 2019.

(h)  Security purchased on a when-issued basis.

(i)  Zero coupon bond.

AMBAC — American Municipal Bond Assurance Corporation

FHA — Federal Housing Administration

GO — General Obligation

LOC — Line Letter of Credit

MUNISPA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA New York Bond Fund
Assets:
Investments, at value (Cost $215,148)	$229,460
Cash	677
Interest receivable	2,465
Receivable for capital shares issued	33
Prepaid expenses	6
Total assets	232,641
Liabilities:
Payables:
Distributions	104
Investments purchased	2,000
Capital shares redeemed	73
Accrued expenses and other payables:
Investment advisory fees	69
Administration fees	28
Custodian fees	14
Transfer agent fees	5
Chief Compliance Officer fees	—	(a)
12b-1 fees	1
Other accrued expenses	18
Total liabilities	2,312
Net Assets:
Capital	219,276
Total distributable earnings/(loss)	11,053
Net assets	$230,329
Net Assets
Adviser Shares	$6,724
Fund Shares	223,605
Total	$230,329
Shares (unlimited number of shares authorized with no par value):
Adviser Shares	555
Fund Shares	18,409
Total	18,964
Net asset value, offering and redemption price per share: (b)
Adviser Shares	$12.12
Fund Shares	$12.15

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

	USAA New York Bond Fund
Investment Income:
Interest	$4,364
Total income	4,364
Expenses:
Investment advisory fees	394
Administration fees — Adviser Shares	5
Administration fees — Fund Shares	168
Professional fees	1
12b-1 fees — Adviser Shares	8
Custodian fees	36
Trustees' fees	18
Chief Compliance Officer fees	—	(a)
Legal and audit fees	36
Transfer Agent fees — Adviser Shares	—	(a)
Transfer Agent fees — Fund Shares	26
State registration and filing fees	—	(a)
Other expenses	3
Total expenses	695
Net Investment Income (Loss)	3,669
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	84
Net change in unrealized appreciation/depreciation on investment securities	5,198
Net realized/unrealized gains (losses) on investments	5,282
Change in net assets resulting from operations	$8,951

(a)  Rounds to less than $1.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA New York Bond Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$3,669	$7,412
Net realized gains (losses) from investments	84	31
Net change in unrealized appreciation (depreciation) on investments	5,198	2,350
Change in net assets resulting from operations	8,951	9,793
Distributions to Shareholders:
Adviser Shares	(97)	(190)
Fund Shares	(3,571)	(7,221)
Change in net assets resulting from distributions to shareholders	(3,668)	(7,411)
Change in net assets resulting from capital transactions	(8,222)	8,825
Change in net assets	(2,939)	11,207
Net Assets:
Beginning of period	233,268	222,061
End of period	$230,329	$233,268
Capital Transactions:
Adviser Shares
Proceeds from shares issued	$267	$328
Distributions reinvested	16	30
Cost of shares redeemed	(5)	(99)
Total Adviser Shares	$278	$259
Fund Shares
Proceeds from shares issued	$12,098	$29,922
Distributions reinvested	2,960	5,930
Cost of shares redeemed	(23,558)	(27,286)
Total Fund Shares	$(8,500)	$8,566
Change in net assets resulting from capital transactions	$(8,222)	$8,825
Share Transactions:
Adviser Shares
Issued	22	28
Reinvested	1	3
Redeemed	— (a)	(8)
Total Adviser Shares	23	23
Fund Shares
Issued	1,005	2,564
Reinvested	245	507
Redeemed	(1,958)	(2,333)
Total Fund Shares	(708)	738
Change in Shares	(685)	761

(a)  Rounds to less than (1).

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA New York Bond Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$11.84	0.18	(e)	0.28	0.46	(0.18)	(0.18)
Year Ended March 31, 2019	$11.73	0.37		0.11	0.48	(0.37)	(0.37)
Year Ended March 31, 2018	$11.85	0.38		(0.12)	0.26	(0.38)	(0.38)
Year Ended March 31, 2017	$12.25	0.39		(0.40)	(0.01)	(0.39)	(0.39)
Year Ended March 31, 2016	$12.26	0.41		(0.01)	0.40	(0.41)	(0.41)
Year Ended March 31, 2015	$11.90	0.41		0.36	0.77	(0.41)	(0.41)
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$11.87	0.19	(e)	0.28	0.47	(0.19)	(0.19)
Year Ended March 31, 2019	$11.76	0.40		0.11	0.51	(0.40)	(0.40)
Year Ended March 31, 2018	$11.88	0.41		(0.12)	0.29	(0.41)	(0.41)
Year Ended March 31, 2017	$12.28	0.42		(0.41)	0.01	(0.41)	(0.41)
Year Ended March 31, 2016	$12.29	0.43		(0.01)	0.42	(0.43)	(0.43)
Year Ended March 31, 2015	$11.93	0.44		0.36	0.80	(0.44)	(0.44)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Prior to August 1, 2014, AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA New York Bond Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$12.12	3.89%	0.83%		2.96%	0.83%		$6,724	4%
Year Ended March 31, 2019	$11.84	4.16%	0.85%		3.15%	0.85%		$6,295	15%
Year Ended March 31, 2018	$11.73	2.19%	0.84%		3.18%	0.84%		$5,971	6%
Year Ended March 31, 2017	$11.85	(0.13)%	0.83%		3.19%	0.83%		$6,302	10%
Year Ended March 31, 2016	$12.25	3.30%	0.85%		3.34%	0.85%		$5,856	10%
Year Ended March 31, 2015	$12.26	6.51%	0.90	%(f)	3.34%	0.90	%(f)	$5,638	5%
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$12.15	4.00%	0.60%		3.19%	0.60%		$223,605	4%
Year Ended March 31, 2019	$11.87	4.41%	0.60%		3.39%	0.60%		$226,973	15%
Year Ended March 31, 2018	$11.76	2.45%	0.59%		3.43%	0.59%		$216,090	6%
Year Ended March 31, 2017	$11.88	0.10%	0.61%		3.41%	0.61%		$208,513	10%
Year Ended March 31, 2016	$12.28	3.50%	0.66%		3.53%	0.66%		$211,136	10%
Year Ended March 31, 2015	$12.29	6.76%	0.66%		3.58%	0.66%		$211,634	5%

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA New York Bond Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$594	$594
Municipal Bonds	—	228,866	—	228,866
Total	$—	$228,866	$594	$229,460

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

During the six months ended September 30, 2019, the Fund had no securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$12,940	$18,180	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$10,445	$9,215

There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, on an annual basis are equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $209 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of funds within the Lipper New York Municipal Debt Funds category.

The performance period for each share class consisted of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2019 through June 30, 2019, performance adjustments for the Fund Shares and Adviser Shares were $(27) and $(1) thousand, respectively, and (0.01%) and (0.01%) of net assets, respectively. Base fees incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $213 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from July 1, 2019 through September 30, 2019 are $84 and $3 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from April 1, 2019 through June 30, 2019 were $84 and $2 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $14 and less than $1 thousand for the Fund Shares and Adviser Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $12 and less than $1 thousand for the Fund Shares and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through September 30, 2019 are $4 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from April 1, 2019 through June 30, 2019 were $4 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.90% and 0.65% for the Adviser Shares and Fund Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, there were no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of less than $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through September 30, 2019.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Ordinary Income	Tax-Exempt Income	Total Distributions Paid
$13	$7,398	$7,411

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$180	$(3,343)	$9,052	$5,889

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to partnership basis adjustments.

As of the most recent tax year ended March 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$816	$2,527	$3,343

During the most recent tax year ended March 31, 2019, the Fund utilized $32 thousand of capital loss carryforwards, to offset capital gains.

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

22

USAA Mutual Funds Trust	Supplemental Information September 30, 2019

  (Unaudited)

Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
7,726,022	476,514	647,700

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416
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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Adviser	$1,000.00	$1,038.90	$1,020.85	$4.23	$4.19	0.83%
Fund	1,000.00	1,040.00	1,022.00	3.06	3.03	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

25

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and below its Lipper index for the one- and three-year periods ended December 31, 2018, was below the average of its performance universe and its Lipper index for the five-year period ended December 31, 2018, and was above the average of its performance universe and its Lipper index for the ten-year period ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2018, was in the top 40% of its performance universe for the three-year period ended December 31, 2018, was in the top 50% of its performance universe for the five-year period ended December 31, 2018, and was in the top 30% of its performance universe for the ten-year period ended December 31, 2018.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

39608-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Target Managed Allocation Fund (UTMAX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	20
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Advisory Contract Approval	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks maximum total return primarily through capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (3.3%)
U.S. Treasury Note, 1.88%, 4/30/22 (a) (b)	$17,600	$17,720
Total U.S. Treasury Obligations (Cost $17,322)		17,720
Exchange-Traded Funds (95.6%)
iShares 20+ Year Treasury Bond ETF	206,700	29,575
iShares Core U.S. REIT ETF (a)	1,062,198	59,005
iShares iBoxx $ Investment Grade Corporate Bond ETF	376,001	47,933
iShares MSCI Global Gold Miners ETF	190,000	4,091
iShares Russell 2000 ETF	92,677	14,026
VanEck Vectors Gold Miners ETF	763,568	20,395
Vanguard FTSE Developed Markets ETF	2,618,255	107,558
Vanguard FTSE Emerging Markets ETF	519,222	20,904
Vanguard S&P 500 ETF (a)	417,305	113,756
Vanguard Total Stock Market ETF (a)	649,683	98,102
Total Exchange-Traded Funds (Cost $484,732)		515,345
Total Investments (Cost $502,054) — 98.9%		533,065
Other assets in excess of liabilities — 1.1%		6,142
NET ASSETS — 100.00%		$539,207

(a)  All or a portion of this security has been segregated as collateral to cover the value of futures contracts at September 30, 2019.

(b)  $12,925 thousand is segregated as collateral for initial margin requirements on futures contracts held at September 30, 2019.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	526	12/20/19	$78,888,617	$78,334,550	$(554,067)
FTSE 100 Index Future	423	12/20/19	37,968,838	38,401,354	432,516
S&P Toronto Stock Exchange 60 Index Future	146	12/19/19	22,237,442	21,954,274	(283,168)
					$(404,719)

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index Future	251	12/19/19	$28,524,191	$28,300,373	$223,818
Russell 2000 Mini Index Futures	426	12/20/19	33,270,244	32,482,500	787,744
Tokyo Price Index Future	419	12/12/19	59,690,486	61,537,295	(1,846,809)
					$(835,247)
	Total unrealized appreciation				$1,444,078
	Total unrealized depreciation				(2,684,044)
	Total net unrealized appreciation (depreciation)				$(1,239,966)

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Managed Allocation Fund
Assets:
Investments, at value (Cost $502,054)	$533,065
Cash and cash equivalents	3,748
Deposits with brokers for futures contracts	1,278
Interest and dividends receivable	687
Variation margin receivable on open futures contracts	790
Prepaid expenses	8
Total assets	539,576
Liabilities:
Payables:
Variation margin on open futures contracts	61
Accrued expenses and other payables:
Investment advisory fees	222
Administration fees	22
Custodian fees	11
Transfer agent fees	22
Chief Compliance Officer fees	—	(a)
Other accrued expenses	31
Total liabilities	369
Net Assets:
Capital	485,970
Total distributable earnings/(loss)	53,237
Net assets	$539,207
Shares (unlimited number of shares authorized with no par value):	49,696
Net asset value, offering and redemption price per share: (b)	$10.85

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

	USAA Target Managed Allocation Fund
Investment Income:
Dividends	$7,316
Interest	241
Total income	7,557
Expenses:
Investment advisory fees	1,312
Professional fees	2
Administration fees	131
Custodian fees	41
Transfer agent fees	131
Trustees' fees	18
Chief Compliance Officer fees	1
Legal and audit fees	35
State registration and filing fees	—	(a)
Other expenses	8
Total expenses	1,679

Net Investment Income (Loss)	5,878
Realized/Unrealized Gains (Losses) from Investments:

Net realized gains (losses) from investment securities and foreign currency translations	12,835
Net realized gains (losses) from futures contracts	6,457
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,944
Net change in unrealized appreciation/depreciation on futures contracts	(2,923)
Net realized/unrealized gains (losses) on investments	23,313
Change in net assets resulting from operations	$29,191

(a)  Rounds to less than $1.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Managed Allocation Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$5,878	$8,356
Net realized gains (losses) from investments	19,292	33,339
Net change in unrealized appreciation (depreciation) on investments	4,021	(34,260)
Change in net assets resulting from operations	29,191	7,435
Change in net assets resulting from distributions to shareholders	—	(45,385)
Change in net assets resulting from capital transactions	(2,191)	62,558
Change in net assets	27,000	24,608
Net Assets:
Beginning of period	512,207	487,599
End of period	$539,207	$512,207
Capital Transactions:
Proceeds from shares issued	$777	$139,156
Distributions reinvested	—	45,385
Cost of shares redeemed	(2,968)	(121,983)
Change in net assets resulting from capital transactions	$(2,191)	$62,558
Share Transactions:
Issued	74	12,530
Reinvested	—	4,694
Redeemed	(284)	(10,761)
Change in Shares	(210)	6,463

See notes to financial statements.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2019 (unaudited)	$10.26	0.12	(c)	0.47	0.59	—	—
Year Ended March 31, 2019	$11.22	0.17		(0.10)	0.07	(0.15)	(0.88)
Year Ended March 31, 2018	$10.46	0.16		0.73	0.89	(0.13)	—	(f)
Year Ended March 31, 2017	$9.49	0.14		0.97	1.11	(0.14)	—
August 7, 2015(j) through March 31, 2016	$10.00	0.12	(c)	(0.51)	(0.39)	(0.12)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  The expense ratio does not correlate to the applicable expense limit in place during the period given that the contractual expense limitation was not in effect until July 1, 2019. Details of the current expense limitation in effect can be found in Item 5 of the accompanying Notes to Financial Statements.

(e)  Reflects an increase in trading activity due to asset allocation shifts.

(f)  Amount is less than $0.005 per share.

(g)  Reflects overall decrease in purchases and sales of securities.

(h)  Prior to August 1, 2016, AMCO had voluntarily agreed to limit the annual expenses of the Fund to 0.70% of the Fund's average daily net assets.

(i)  Reflects that the Fund did not have a full year of operations in 2016.

(j)  Commencement of operations.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2019 (unaudited)	—	$10.85	5.75%	0.64	%(d)	2.24%	0.64%	$539,207	136%
Year Ended March 31, 2019	(1.03)	$10.26	1.32%	0.65%		1.83%	0.65%	$512,207	195	%(e)
Year Ended March 31, 2018	(0.13)	$11.22	8.48%	0.65%		1.50%	0.65%	$487,599	75	%(g)
Year Ended March 31, 2017	(0.14)	$10.46	11.72%	0.64	%(h)	1.37%	0.64%	$462,794	125	%(i)
August 7, 2015(j) through March 31, 2016	(0.12)	$9.49	(3.91)%	0.65%		1.88%	0.65%	$415,896	84%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

(Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Target Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA funds participating in a fund-of-funds investment strategy or other persons or legal entities that the Fund may approve from time to time.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

(Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$17,720	$—	$17,720
Exchange-Traded Funds	515,345	—	—	515,345
Total	515,345	17,720	—	533,065

Other Financial Investments^:

Assets:

Futures Contracts	1,444	—	—	1,444

Liabilities:

Futures Contracts	(2,684)	—	—	(2,684)
Total	(1,240)	—	—	(1,240)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

(Unaudited)

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

As of September 30, 2019, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

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Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of September 30, 2019 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable On Open Futures Contracts*	Variation Margin Payable On Open Futures Contracts*
Equity Risk Exposure:	$1,444	$2,684

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended September 30, 2019 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$6,457	$(2,923)

All open derivative positions at year end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

During the six months ended September 30, 2019, the Fund had no securities on loan.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund did not engage in cross-trade transactions.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$714,289	$708,288.24

There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. USAA Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semiannual reports may be viewed at vcm.com. As of September 30, 2019, certain USAA fund-of funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	1
Cornerstone Equity Fund	3
Target Retirement Income Fund	3
Target Retirement 2020 Fund	8
Target Retirement 2030 Fund	26
Target Retirement 2040 Fund	35
Target Retirement 2050 Fund	21
Target Retirement 2060 Fund	3

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50%. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $672 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $640 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2019, the Fund had no subadvisers.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.05% of average daily net assets of the Fund. Amounts incurred from July 1, 2019 through September 30, 2019 are $67 thousand and reflected on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), in the aggregate, compensates the Adviser for these services. Amounts incurred from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average daily net assets. Amounts incurred from April 1, 2019 through June 30, 2019 were $64 thousand and reflected on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on a fee accrued daily at an annualized rate of 0.05% of the Fund's average daily net assets, plus out of pocket expenses. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 are $67 thousand. Amounts incurred and paid to SAS during the period April 1, 2019 through June 30, 2019 are $64 thousand. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.65%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of the Fund to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of September 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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7. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees. The Fund had no borrowings under this agreement during the period July 1, 2019 to September 30, 2019.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $1 thousand. The Fund had no borrowings under this agreement during the period from April 1, 2019 to June 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2019 were as follows (amounts in thousands):

Borrower or Lender	Amount Oustanding at September 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Borrower	$—	$468	5	2.99%	$484

*  For the six months ended September 30, 2019, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$9,983	$35,402	$45,385

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$2,826	$696	$20,524	$24,046

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended March 31, 2019, the Fund had no net capital loss carryforwards ("CLCFs") for federal income tax purposes.

9. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

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USAA Mutual Funds Trust	Supplemental Information September 30, 2019

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Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
65,630,143	7,344	10,642

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
$1,000.00	$1,057.50	$1,021.80	$3.29	$3.23	0.64%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

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Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services to be provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, shareholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

22

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered.

The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type (in this case, other funds-of-funds that invest in unaffiliated exchange-traded funds (ETFs)), comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all funds-of-funds that invest in unaffiliated exchange traded funds with the same investment classification/objective as the Fund regardless of asset size, , excluding outliers (the "expense universe").

Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, including underlying fund expenses, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2018.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide

23

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board took into account management's discussions of the Fund's advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and the Manager is appropriately monitoring the Fund; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

98356-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Tax Exempt Intermediate-Term Fund

Fund Shares (USATX)

Adviser Shares (UTEIX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	37
Statement of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	40
Notes to Financial Statements	42
Supplemental Information	51
Proxy Voting and Portfolio Holdings Information	52
Expense Examples	52
Advisory Contract Approval	53
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide investors with interest income that is exempt from federal income tax.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.5%)
Alabama (1.6%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	$8,000	$9,240
Lower Alabama Gas District Revenue Series A, 5.00%, 9/1/27	5,000	6,055
Series A, 5.00%, 9/1/28	7,000	8,617
Series A, 5.00%, 9/1/34 (a)	35,000	45,820
Montgomery Medical Clinic Board Revenue 5.00%, 3/1/33, Continuously Callable @100	5,955	6,784
5.00%, 3/1/36, Continuously Callable @100	1,750	1,982
		78,498
Arizona (2.5%):
Apache County Industrial Development Authority Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	21,573
Arizona Health Facilities Authority Revenue 5.00%, 2/1/27, Continuously Callable @100	6,000	6,456
3.43%(MUNISPA + 1.85%), 2/1/48 (Put Date 2/1/23) (f) (g)	30,000	31,220
City of Phoenix Civic Improvement Corp. Revenue(INS — National Public Finance Guarantee Corp.) 5.50%, 7/1/24	3,270	3,839
5.50%, 7/1/25	2,115	2,555
Maricopa County Industrial Development Authority Revenue, 2.15%, 1/1/35, Callable 10/18/23 @ 100	2,500	2,454
Pinal County Industrial Development Authority Revenue(INS — ACA Financial Guaranty Corp.) 5.25%, 10/1/20, Continuously Callable @100	2,000	2,006
5.25%, 10/1/22, Continuously Callable @100	1,250	1,254
4.50%, 10/1/25, Continuously Callable @100	2,000	2,005
State of Arizona Certificate of Participation(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/19	3,540	3,540
Series A, 5.25%, 10/1/20	7,275	7,276
The Industrial Development Authority of the City of Phoenix Revenue 3.75%, 7/1/24	5,585	5,793
5.00%, 7/1/34, Continuously Callable @100	11,100	12,257
5.00%, 7/1/36, Continuously Callable @100	1,675	1,871
5.00%, 10/1/36, Continuously Callable @100	4,250	4,848
The Industrial Development Authority of the County of Pima Revenue 4.00%, 6/15/22 (b)	695	710
4.13%, 6/15/29, Continuously Callable @100 (b)	4,900	5,030
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,866
The Industrial Development Authority of the County of Yavapai Revenue 1.30%, 4/1/29	3,000	3,000
4.00%, 8/1/38, Continuously Callable @100	1,000	1,134
		121,687

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue, 3.13%(MUNISPA + 1.55%), 9/1/44 (Put Date 9/1/22) (f) (g)	$29,000	$29,699
University of Arkansas — Pulaski Technical College Revenue(INS — Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	5,114
		34,813
California (7.1%):
Anaheim Public Financing Authority Revenue Series A, 5.00%, 5/1/28, Continuously Callable @100	500	584
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	584
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,168
Bay Area Toll Authority Revenue 2.68%(MUNISPA + 1.10%), 4/1/45 (Put Date 4/1/24) (f) (g)	17,000	17,639
2.48%(MUNISPA + 0.90%), 4/1/45 (Put Date 5/1/23) (f) (g)	10,000	10,145
California Health Facilities Financing Authority Revenue 2.00%, 10/1/36 (Put Date 10/1/25) (f)	8,500	8,662
Series D, 5.00%, 8/15/27, Continuously Callable @100	2,000	2,139
Series D, 5.25%, 8/15/31, Continuously Callable @100	5,000	5,333
California School Finance Authority Revenue 5.00%, 8/1/31, Continuously Callable @100 (b)	500	566
5.00%, 8/1/36, Continuously Callable @100 (b)	1,600	1,792
California State Public Works Board Revenue Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,405
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,534
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,884
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,442
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,412
Series B-1, 5.13%, 3/1/23, Continuously Callable @100	3,000	3,050
Series B-1, 5.25%, 3/1/24, Continuously Callable @100	2,500	2,543
Series B-1, 5.38%, 3/1/25, Continuously Callable @100	2,000	2,035
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,314
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,218
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,760
California State University Revenue Series A, 5.00%, 11/1/29, Continuously Callable @100	10,000	11,857
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	12,032
California Statewide Communities Development Authority Revenue 5.13%, 5/15/31, Continuously Callable @100	1,000	1,055
5.00%, 5/15/32, Continuously Callable @100	1,250	1,479
5.00%, 5/15/33, Continuously Callable @100	2,000	2,361
5.00%, 5/15/34, Continuously Callable @100	1,250	1,471
5.00%, 5/15/35, Continuously Callable @100	2,000	2,350
Cerritos Community College District, GO Series D, 0.00%, 8/1/25 (i)	1,510	1,385
Series D, 0.00%, 8/1/27 (i)	1,000	882
Series D, 0.00%, 8/1/28 (i)	1,000	861

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chula Vista Municipal Financing Authority Special Tax Series B, 5.00%, 9/1/27, Continuously Callable @100	$1,520	$1,795
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	2,002
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,099
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,091
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,452
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,134
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	905	973
City of Tulare Sewer Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 11/15/32, Continuously Callable @100	1,605	1,918
5.00%, 11/15/33, Continuously Callable @100	1,570	1,874
5.00%, 11/15/34, Continuously Callable @100	3,655	4,358
5.00%, 11/15/35, Continuously Callable @100	2,340	2,788
City of Upland Certificate of Participation, 6.00%, 1/1/26, Pre-refunded 1/1/21 @ 100	10,000	10,599
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,463
San Francisco Multifamily Housing Revenue(LOC — Deutsche Bank AG), Series DBE-8038, 1.93%, 12/1/52, Callable 12/1/20 @ 100 (b) (d)	26,500	26,500
El Camino Community College District, GO Series C, 0.00%, 8/1/26 (i)	6,810	6,126
Series C, 0.00%, 8/1/27 (i)	7,665	6,778
Series C, 0.00%, 8/1/28 (i)	5,500	4,744
Foothill-Eastern Transportation Corridor Agency Revenue(INS — Assured Guaranty Municipal Corp.), 0.00%, 1/15/35 (i)	5,500	3,667
Fresno Joint Powers Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,231
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,222
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	513
Golden State Tobacco Securitization Corp. Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 0.00%, 6/1/25 (i)	46,605	41,363
Irvine Unified School District Special Tax(INS — Assured Guaranty Municipal Corp.), 4.50%, 9/1/20, Continuously Callable @100	2,500	2,506
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,257
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,188
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,977
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,208
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,510
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	942
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,210
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,210
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, 4.90%, 5/1/29, Continuously Callable @100	4,555	4,568
State of California, GO 5.25%, 10/1/22, Continuously Callable @100	20,000	20,063
4.00%, 10/1/34, Continuously Callable @100	20,615	24,279

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sacramento City Financing Authority Revenue (LIQ — Deutsche Bank AG), Series XG0100, 1.68%, 12/1/33 (b)	$10,000	$10,000
Tobacco Securitization Authority of Southern California Revenue, Series A1, 4.75%, 6/1/25, Continuously Callable @100	2,685	2,688
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/25, Continuously Callable @100	3,500	3,587
		347,825
Colorado (2.4%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 0.00%, 12/1/22 (i)	5,000	4,778
Colorado Health Facilities Authority Revenue 5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	3,109
5.00%, 12/1/28, Continuously Callable @100	1,000	1,150
5.00%, 12/1/29, Continuously Callable @100	1,500	1,722
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,773
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,400
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,965
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,663
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,580
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	4,063
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,505
5.00%, 12/1/35, Continuously Callable @100	4,000	4,536
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	5,010
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,097
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,367
Denver Health & Hospital Authority Revenue Series A, 5.00%, 12/1/34, Continuously Callable @100 (b)	7,355	8,788
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,396
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,381
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,105
Park Creek Metropolitan District Revenue 5.00%, 12/1/32, Continuously Callable @100	1,250	1,456
5.00%, 12/1/34, Continuously Callable @100	1,000	1,160
Regional Transportation District Certificate of Participation Series A, 5.00%, 6/1/25, Pre-refunded 6/1/20 @ 100	9,135	9,353
Series A, 5.00%, 6/1/25, Continuously Callable @100	865	886
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,565
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,994
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,917
		117,719
Connecticut (3.7%):
City of Bridgeport, GO Series B, 5.00%, 8/15/27	335	421
Series B, 5.00%, 8/15/27	4,665	5,675
City of New Haven, GO Series A, 5.00%, 8/1/28	1,000	1,183
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,214
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,448
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,170

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of New Haven, GO(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 8/15/30, Continuously Callable @100	$1,000	$1,173
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,167
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,164
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,566
City of West Haven, GO Series B, 5.00%, 11/1/32, Continuously Callable @100	400	455
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	393
Connecticut State Health & Educational Facilities Authority Revenue 5.00%, 7/1/32, Continuously Callable @100	1,950	2,349
5.00%, 7/1/34, Continuously Callable @100	725	862
5.00%, 7/1/35, Continuously Callable @100	1,170	1,386
5.00%, 7/1/36, Continuously Callable @100	1,125	1,331
5.00%, 7/1/37, Continuously Callable @100	1,275	1,505
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	7,794
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,278
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (b)	10,000	11,640
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31 (e)	8,346	311
Metropolitan District, GO 5.00%, 7/15/33, Continuously Callable @100	750	932
5.00%, 7/15/34, Continuously Callable @100	1,000	1,232
5.00%, 7/15/35, Continuously Callable @100	750	923
5.00%, 7/15/36, Continuously Callable @100	1,000	1,231
4.00%, 7/15/37, Continuously Callable @100	1,000	1,130
State of Connecticut Special Tax Revenue 5.00%, 1/1/34, Continuously Callable @100	20,000	24,293
5.00%, 1/1/35, Continuously Callable @100	20,000	24,253
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,324
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,875
State of Connecticut, GO Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,084
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,767
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,061
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,046
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,348
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,194
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,035
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,434
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,431
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,832
Town of Hamden, GO(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,464
University of Connecticut Revenue Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,299
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,913
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,599
		193,185

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.7%):
District of Columbia Revenue 5.00%, 7/1/23	$375	$402
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,497
5.00%, 7/1/39, Continuously Callable @100	800	963
Series A, 5.63%, 10/1/25, Continuously Callable @100	3,870	4,050
Series A, 5.75%, 10/1/26, Continuously Callable @100	5,000	5,237
Series A, 5.75%, 10/1/27, Pre-refunded 4/1/21 @ 100	6,000	6,390
District of Columbia Revenue(LIQ — Deutsche Bank AG), Series 2016-XG0094, 1.81%, 10/1/41, Callable 4/1/21 @ 100 (b)	20,560	20,560
		39,099
Florida (5.2%):
City of Cape Coral Water & Sewer Revenue 4.00%, 10/1/35, Continuously Callable @100	1,485	1,659
4.00%, 10/1/36, Continuously Callable @100	1,400	1,559
4.00%, 10/1/37, Continuously Callable @100	3,000	3,333
City of Jacksonville Revenue 5.00%, 10/1/28, Continuously Callable @100	3,500	3,852
1.80%, 5/1/29, Continuously Callable @100	15,190	15,190
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,544
4.00%, 7/1/32, Continuously Callable @100	2,000	2,212
4.00%, 7/1/33, Continuously Callable @100	2,785	3,069
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,131
Cityplace Community Development District Special Assessment (INS — Assured Guaranty Municipal Corp.) 0.00%, 5/1/33 (i)	3,470	3,113
0.00%, 5/1/38, Continuously Callable @100 (i)	7,900	7,508
County of Broward Airport System Revenue, Series O, 5.00%, 10/1/24, Continuously Callable @100	2,500	2,507
County of Escambia Revenue
1.80%, 7/1/22	1,400	1,400
1.81%, 4/1/39, Continuously Callable @100	21,500	21,500
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,695
County of Lee Revenue
5.00%, 10/1/23	2,500	2,843
5.00%, 10/1/24	2,700	3,158
County of Miami-Dade Aviation Revenue Series B, 5.00%, 10/1/26, Pre-refunded 10/1/20 @ 100	6,440	6,674
Series B, 5.00%, 10/1/27, Pre-refunded 10/1/20 @ 100	7,000	7,253
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @100	2,000	2,205
County of St Lucie Revenue, 1.79%, 9/1/28, Continuously Callable @100	7,750	7,750
County of St Lucie Sales Tax Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,323
Florida Higher Educational Facilities Financial Authority Revenue, 5.00%, 3/1/39, Continuously Callable @100	1,250	1,431

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Halifax Hospital Medical Center Revenue 5.00%, 6/1/35, Continuously Callable @100	$2,325	$2,659
5.00%, 6/1/36, Continuously Callable @100	2,750	3,140
Lake County School Board Certificate of Participation (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 6/1/29, Continuously Callable @100	1,250	1,439
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,225	2,558
Lee County Industrial Development Authority Revenue 5.00%, 10/1/28, Continuously Callable @100	7,245	7,690
5.00%, 11/15/39, Continuously Callable @103	1,500	1,764
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,354
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,614
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Continuously Callable @100	6,560	7,180
Miami-Dade County Expressway Authority Revenue Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,873
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,609
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,145
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,843
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,435
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,286
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,282
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,281
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,289
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,287
Miami-Dade County Health Facilities Authority Revenue 5.00%, 8/1/27, Continuously Callable @100	4,750	5,330
5.00%, 8/1/28, Continuously Callable @100	4,950	5,553
5.00%, 8/1/29, Continuously Callable @100	5,250	5,887
5.00%, 8/1/30, Continuously Callable @100	3,500	3,922
5.00%, 8/1/31, Continuously Callable @100	5,780	6,472
Miami-Dade County Industrial Development Authority Revenue, 1.78%, 6/1/21, Continuously Callable @100	1,825	1,825
Orange County Health Facilities Authority Revenue 5.25%, 10/1/22, Pre-refunded 10/1/19 @ 100	12,000	12,000
5.38%, 10/1/23, Pre-refunded 10/1/19 @ 100	5,000	5,000
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,793
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,427
Palm Beach County Health Facilities Authority Revenue, 5.00%, 11/15/23, Continuously Callable @100	7,595	8,200
Pinellas County Educational Facilities Authority Revenue 5.00%, 10/1/21	1,995	2,086
4.00%, 10/1/22	1,080	1,121
4.00%, 10/1/23, Continuously Callable @100	1,415	1,467
5.38%, 10/1/26, Continuously Callable @100	2,045	2,150
5.00%, 10/1/27, Continuously Callable @100	1,895	2,017
6.50%, 10/1/31, Continuously Callable @100	2,615	2,804

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pinellas County Industrial Development Authority Revenue, 5.00%, 7/1/29	$1,000	$1,198
Putnam County Development Authority Revenue, 1.78%, 9/1/24, Continuously Callable @100	4,000	4,000
School District of Broward County Certificate of Participation Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,364
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,359
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (b)	3,195	3,571
St. Lucie County School Board Certificate of Participation Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,300
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,687
Sunshine State Governmental Financing Commission Revenue, 5.00%, 9/1/20	5,525	5,709
Sunshine State Governmental Financing Commission Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/21	1,055	1,123
Volusia County Educational Facility Authority Revenue Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,164
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,163
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,739
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,802
		290,870
Georgia (0.6%):
Appling County Development Authority Revenue, 1.82%, 9/1/41, Continuously Callable @100 (d)	2,500	2,500
Burke County Development Authority Revenue, 1.82%, 7/1/49, Continuously Callable @100	4,100	4,100
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33	4,975	4,970
Main Street Natural Gas, Inc. Revenue Series A, 5.00%, 5/15/37	1,500	1,984
Series A, 5.00%, 5/15/38	2,500	3,315
Monroe County Development Authority Revenue, 1.82%, 11/1/48, Continuously Callable @100 (d)	8,400	8,400
Private Colleges & Universities Authority Revenue Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,194
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,191
		30,654
Guam (0.1%):
Guam Government Waterworks Authority Revenue 5.00%, 7/1/28, Continuously Callable @100	1,000	1,106
5.25%, 7/1/33, Continuously Callable @100	3,000	3,334
5.00%, 7/1/36, Continuously Callable @100	1,250	1,421
5.00%, 7/1/36, Continuously Callable @100	1,000	1,151
Series A, 5.00%, 7/1/23	750	831
Series A, 5.00%, 7/1/24	600	680
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	850
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,130
Guam Power Authority Revenue Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,124
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	778

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam Power Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/27, Continuously Callable @100	$1,000	$1,096
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,096
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,146
Territory of Guam Revenue Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,735
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,306
		20,906
Idaho (0.3%):
Idaho Health Facilities Authority Revenue 5.00%, 3/1/35, Continuously Callable @100	5,805	6,916
5.00%, 3/1/36, Continuously Callable @100	4,085	4,857
5.00%, 3/1/37, Continuously Callable @100	3,000	3,563
		15,336
Illinois (15.5%):
Champaign County Community Unit School District No. 4 Champaign, GO 4.00%, 6/1/34, Continuously Callable @100 (h)	1,000	1,128
4.00%, 6/1/35, Continuously Callable @100 (h)	1,290	1,447
4.00%, 6/1/36, Continuously Callable @100 (h)	1,575	1,760
Chicago Board of Education, GO Series A, 0.00%, 12/1/25 (i)	1,600	1,340
Series A, 2.98%, 12/1/26	3,700	2,993
Chicago Midway International Airport Revenue Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	7,235
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,383
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,888
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	10,125
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,803
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,819
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,876
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,323
Chicago O'Hare International Airport Revenue 5.00%, 1/1/33, Continuously Callable @100	11,560	13,381
5.00%, 1/1/34, Continuously Callable @100	5,675	6,563
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	15,057
Series C, 5.25%, 1/1/24, Continuously Callable @100	9,000	9,084
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 1/1/28, Continuously Callable @100	3,620	4,008
5.00%, 1/1/29, Continuously Callable @100	1,500	1,661
5.13%, 1/1/30, Continuously Callable @100	2,150	2,389
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	2,134	2,139
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/31, Continuously Callable @100	1,000	1,110
5.00%, 1/1/32, Continuously Callable @100	1,000	1,106
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,240
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,936
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,401

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Chicago Wastewater Transmission Revenue Bonds, Series C, 5.00%, 1/1/34, Continuously Callable @100	$1,000	$1,124
City of Chicago Waterworks Revenue 5.00%, 11/1/28, Continuously Callable @100	1,500	1,778
5.00%, 11/1/29, Continuously Callable @100	725	859
5.00%, 11/1/30, Continuously Callable @100	2,000	2,366
5.00%, 11/1/31, Continuously Callable @100	2,000	2,281
5.00%, 11/1/33, Continuously Callable @100	2,000	2,275
5.00%, 11/1/36, Continuously Callable @100	2,665	3,177
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,184
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,183
City of Chicago Waterworks Revenue(INS — Assured Guaranty Municipal Corp.) 5.25%, 11/1/34, Continuously Callable @100	2,105	2,546
5.25%, 11/1/35, Continuously Callable @100	1,635	1,968
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,718
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,948
City of Chicago, GO(INS — National Public Finance Guarantee Corp.), 0.00%, 1/1/23 (i)	30,000	27,547
City of Springfield Electric Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,432
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,917
County of Cook Sales Tax Revenue 4.00%, 11/15/34, Continuously Callable @100	3,750	4,133
5.00%, 11/15/35, Continuously Callable @100	7,000	8,336
5.00%, 11/15/36, Continuously Callable @100	5,000	5,945
County of Cook, GO 5.00%, 11/15/34, Continuously Callable @100	2,000	2,307
5.00%, 11/15/35, Continuously Callable @100	2,000	2,304
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,910
Illinois Educational Facilities Authority Revenue 4.45%, 11/1/36, Continuously Callable @102	4,500	4,979
4.00%, 11/1/36, Continuously Callable @102	9,750	10,597
3.90%, 11/1/36, Continuously Callable @102	2,220	2,400
Illinois Finance Authority Revenue 5.00%, 2/15/20	2,080	2,107
5.00%, 2/15/22, Pre-refunded 2/15/20 @ 100	1,710	1,733
3.25%, 5/15/22	1,670	1,686
5.00%, 4/1/23, Continuously Callable @100	2,000	2,004
5.13%, 2/15/25, Pre-refunded 2/15/20 @ 100	7,140	7,240
5.00%, 4/1/25, Continuously Callable @100	4,165	4,173
5.00%, 2/15/27	7,650	7,849
5.40%, 4/1/27, Continuously Callable @100	1,435	1,436
4.00%, 5/15/27	3,065	3,242
5.50%, 7/1/28, Continuously Callable @100	8,250	9,319
3.90%, 3/1/30, Continuously Callable @100	20,000	21,417
5.00%, 5/15/30, Continuously Callable @100	1,000	1,119
5.00%, 5/15/31, Continuously Callable @100	1,875	2,051
5.00%, 8/15/32, Continuously Callable @100	1,500	1,728
5.00%, 8/15/33, Continuously Callable @100	1,155	1,327
5.00%, 8/15/34, Continuously Callable @100	1,000	1,146

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/34, Continuously Callable @100	$3,500	$4,040
5.00%, 5/15/35, Continuously Callable @100	1,100	1,219
5.00%, 8/15/35, Continuously Callable @100	4,000	4,501
5.00%, 10/1/35, Continuously Callable @100	600	736
4.00%, 12/1/35, Continuously Callable @100	5,000	5,343
5.00%, 5/15/36, Continuously Callable @100	1,400	1,509
4.00%, 12/1/36, Continuously Callable @100	3,000	3,193
5.00%, 2/15/37, Continuously Callable @100	1,000	1,148
5.00%, 10/1/37, Continuously Callable @100	700	857
5.00%, 10/1/39, Continuously Callable @100	700	853
Series A, 4.50%, 5/15/25, Continuously Callable @100	8,210	8,806
Series A, 5.38%, 8/15/26, Continuously Callable @100	7,665	8,210
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,123
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,116
Series A, 5.00%, 9/1/34, Continuously Callable @100	3,385	3,863
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,109
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,284
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,468
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	19,955
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,069
Illinois Sports Facilities Authority Revenue 5.25%, 6/15/30, Continuously Callable @100	3,000	3,379
5.00%, 6/15/30, Continuously Callable @100	1,025	1,226
5.25%, 6/15/31, Continuously Callable @100	5,000	5,620
5.25%, 6/15/32, Continuously Callable @100	5,000	5,607
Illinois State Toll Highway Authority Revenue Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,884
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,832
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,510
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,131
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,123
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,454
Kendall Kane & Will Counties Community Unit School District No. 308, GO 5.00%, 2/1/35, Continuously Callable @100	5,000	5,769
5.00%, 2/1/36, Continuously Callable @100	6,000	6,913
Madison County Community Unit School District No. 7 Edwardsville, GO (INS — Build America Mutual Assurance Co.) 5.00%, 12/1/28, Continuously Callable @100	1,210	1,401
5.00%, 12/1/29, Continuously Callable @100	1,250	1,445
Madison-Macoupin Etc. Counties Community College District No. 536, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,163
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,321
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	869
Metropolitan Pier & Exposition Authority Revenue (INS — Assured Guaranty Municipal Corp.), 0.00%, 6/15/26 (i)	5,000	4,255
Northern Illinois Municipal Power Agency Revenue Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,006
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/32, Continuously Callable @100	$2,100	$2,330
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,418
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,470
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,686
Regional Transportation Authority Revenue Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	25,659
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	12,841
Sangamon County School District No. 186 Springfield, GO (INS — Build America Mutual Assurance Co.) Series B, 5.00%, 2/1/24	3,700	4,184
Series B, 5.00%, 2/1/25, Continuously Callable @100	7,200	8,138
Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,760
State of Illinois, GO 5.25%, 2/1/31, Continuously Callable @100	9,000	9,825
5.00%, 11/1/32, Continuously Callable @100	10,000	11,166
Series B, 5.00%, 9/1/25	11,000	12,329
Series C, 5.00%, 11/1/29, Continuously Callable @100	15,500	17,690
State of Illinois, GO(INS — Assured Guaranty Municipal Corp.) 5.00%, 1/1/21, Continuously Callable @100	5,000	5,046
4.00%, 2/1/30, Continuously Callable @100	7,000	7,654
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,924
State of Illinois, GO(INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (a)	10,000	11,552
State of Illinois, GO(LIQ — Barclays Bank plc) Series 2015-XF1006, 1.64%, 4/1/37, Callable 4/1/24 @ 100 (b)	2,990	2,990
Series 2015-XF1010, 1.64%, 2/1/39, Callable 2/1/24 @ 100 (b)	18,995	18,995
Chicago Board of Education, GO(LIQ — Deutsche Bank AG) Series 2016-XG0073, 1.87%, 12/1/39, Callable 12/1/21 @ 100 (b)	12,000	12,000
Series 2017-XM0188, 1.91%, 12/1/39, Callable 12/1/21 @ 100 (b)	5,000	5,000
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	13,749
Village of Bolingbrook, GO(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,137
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,821
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,902
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,832
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,736
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,779
Village of Gilberts Special Tax(INS — Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,225	5,974
Village of Rosemont, GO(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 12/1/25	2,010	2,346
Series A, 5.00%, 12/1/26	2,110	2,503
Volo Village Special Service Area No. 3 & 6 Special Tax (INS — Assured Guaranty Municipal Corp.) 5.00%, 3/1/34, Continuously Callable @100	2,997	3,370
4.00%, 3/1/36, Continuously Callable @100	1,250	1,323
Williamson Jackson Etc. Counties Community Unit School District No. 4, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 12/1/28, Continuously Callable @100	1,835	2,127

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/29, Continuously Callable @100	$1,925	$2,227
5.00%, 12/1/30, Continuously Callable @100	2,025	2,338
5.00%, 12/1/34, Continuously Callable @100	6,000	6,890
		742,007
Indiana (1.2%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,101
Hammond Multi-School Building Corp. Revenue 5.00%, 7/15/33, Continuously Callable @100	1,165	1,400
5.00%, 7/15/34, Continuously Callable @100	1,000	1,201
5.00%, 7/15/35, Continuously Callable @100	1,250	1,496
5.00%, 7/15/38, Continuously Callable @100	3,000	3,581
Indiana Finance Authority Revenue 3.13%, 12/1/24	6,000	6,390
1.30%, 5/1/28	5,000	5,000
5.00%, 9/1/30, Continuously Callable @100	1,250	1,496
5.00%, 9/1/31, Continuously Callable @100	1,500	1,793
5.00%, 11/15/33, Continuously Callable @103	2,000	2,312
4.00%, 7/1/36, Continuously Callable @100	3,660	4,039
4.00%, 7/1/38, Continuously Callable @100	4,030	4,433
5.00%, 11/15/38, Continuously Callable @103	3,000	3,433
4.00%, 7/1/39, Continuously Callable @100	3,605	3,951
Series A, 5.00%, 5/1/24, Continuously Callable @100	1,470	1,637
Series A, 5.00%, 5/1/27, Continuously Callable @100	1,200	1,335
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	11,125
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,387
		68,110
Iowa (0.5%):
Iowa Finance Authority Revenue Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,880
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,310
		22,190
Kansas (0.5%):
City of Burlington Revenue, 1.80%, 9/1/35, Continuously Callable @100	6,550	6,550
City of Wichita Revenue 4.20%, 9/1/27, Continuously Callable @100	3,000	3,058
4.63%, 9/1/33, Continuously Callable @100	10,000	10,206
		19,814
Kentucky (3.0%):
City of Ashland Revenue, 4.00%, 2/1/36, Continuously Callable @100	2,410	2,481
City of Pikeville Revenue 5.75%, 3/1/26, Pre-refunded 3/1/21 @ 100	795	844
5.75%, 3/1/26, Continuously Callable @100	2,930	3,056
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	16,286
Kentucky Economic Development Finance Authority Revenue 5.00%, 5/15/26	6,750	7,330
1.30%, 4/1/31	3,000	3,000
5.00%, 5/15/31, Continuously Callable @100	7,205	7,930
5.00%, 5/15/36, Continuously Callable @100	2,500	2,711

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 0.00%, 10/1/24 (i)	$6,130	$5,432
Series C, 1.73%, 5/1/34, Continuously Callable @100	5,740	5,740
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42 (Put Date 3/1/26) (f)	7,000	7,525
Kentucky Public Energy Authority Revenue Series C-1, 4.00%, 12/1/49 (Put Date 6/1/25) (f)	20,000	22,028
Series C-3, 2.63%(MUNISPA + 1.05%), 12/1/49 (Put Date 6/1/25) (f) (g)	20,000	20,151
Kentucky State Property & Building Commission Revenue 5.00%, 5/1/35, Continuously Callable @100	1,000	1,205
5.00%, 5/1/36, Continuously Callable @100	1,000	1,203
5.00%, 5/1/37, Continuously Callable @100	3,000	3,608
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,340
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,630
Louisville/Jefferson County Metropolitan Government Revenue 5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	4,201
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	3,027
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,854
1.75%, 2/1/35	5,000	4,985
		135,567
Louisiana (5.4%):
Calcasieu Parish Memorial Hospital Service District Revenue, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,176
City of New Orleans Sewerage Service Revenue 5.00%, 6/1/31, Continuously Callable @100	700	814
5.00%, 6/1/32, Continuously Callable @100	1,150	1,335
5.00%, 12/1/33, Continuously Callable @100	1,500	1,737
5.00%, 6/1/34, Continuously Callable @100	1,500	1,734
5.00%, 12/1/35, Continuously Callable @100	1,500	1,731
City of Shreveport Water & Sewer Revenue Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,147
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,901
City of Shreveport Water & Sewer Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 12/1/33, Continuously Callable @100	1,515	1,775
5.00%, 12/1/34, Continuously Callable @100	1,500	1,754
5.00%, 12/1/35, Continuously Callable @100	1,510	1,764
City of Shreveport Water & Sewer Revenue(INS — Build America Mutual Assurance Co.) Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,263
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,519
Jefferson Parish Hospital Service District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.50%, 1/1/26, Pre-refunded 1/1/21 @ 100	2,750	2,890
Series A, 5.38%, 1/1/31, Pre-refunded 1/1/21 @ 100	3,000	3,148
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 3.50%, 11/1/32, Continuously Callable @100	18,750	20,025
Series A, 6.50%, 8/1/29, Continuously Callable @100	3,750	3,901

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana Public Facilities Authority Revenue 5.00%, 7/1/28, Continuously Callable @100	$1,745	$2,063
5.00%, 7/1/30, Continuously Callable @100	1,695	1,985
5.00%, 7/1/33, Continuously Callable @100	750	872
5.00%, 7/1/33, Continuously Callable @100	8,940	10,305
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	66
5.00%, 5/15/34, Continuously Callable @100	2,225	2,590
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	31
5.00%, 5/15/34, Continuously Callable @100	2,975	3,518
5.00%, 7/1/34, Continuously Callable @100	13,465	15,484
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	102
4.00%, 5/15/35, Continuously Callable @100	3,465	3,794
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	41
5.00%, 5/15/35, Continuously Callable @100	2,000	2,360
5.00%, 5/15/36, Continuously Callable @100	1,560	1,837
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	17
4.00%, 5/15/36, Continuously Callable @100	1,485	1,623
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,054
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,457
Series B, 3.50%, 6/1/30, Continuously Callable @100	14,000	14,326
Louisiana Public Facilities Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,298
Louisiana State University & Agricultural & Mechanical College Revenue Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,115
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,110
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,110
New Orleans Aviation Board Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 1/1/35, Continuously Callable @100	1,840	2,213
5.00%, 1/1/36, Continuously Callable @100	1,250	1,502
5.00%, 1/1/37, Continuously Callable @100	1,500	1,801
5.00%, 10/1/37, Continuously Callable @100	2,000	2,422
5.00%, 1/1/38, Continuously Callable @100	1,300	1,560
Parish of St. Charles Revenue, 4.00%, 12/1/40 (Put Date 6/1/22) (f)	16,750	17,709
Parish of St. James Revenue Series A-1, 1.77%, 11/1/40, Continuously Callable @100	33,500	33,500
Series B-1, 1.70%, 11/1/40, Continuously Callable @100	34,000	34,000
Parish of St. John the BaptiSt. Revenue, 2.20%, 6/1/37 (h)	11,750	11,831
Terrebonne Parish Hospital Service District No.1 Revenue 5.00%, 4/1/22, Pre-refunded 4/1/20 @ 100	875	891
5.00%, 4/1/22, Continuously Callable @100	1,565	1,591
5.00%, 4/1/23, Pre-refunded 4/1/20 @ 100	925	942
5.00%, 4/1/23, Continuously Callable @100	1,645	1,673
4.65%, 4/1/24, Pre-refunded 4/1/20 @ 100	720	732
4.65%, 4/1/24, Continuously Callable @100	1,280	1,299
5.00%, 4/1/28, Pre-refunded 4/1/20 @ 100	1,535	1,563
5.00%, 4/1/28, Continuously Callable @100	2,715	2,760
Tobacco Settlement Financing Corp. Revenue Series A, 5.00%, 5/15/23	5,000	5,595
Series A, 5.25%, 5/15/31, Continuously Callable @100	10,000	10,528
		266,884

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue 5.00%, 7/1/24, Continuously Callable @100	$1,635	$1,795
6.00%, 7/1/26, Continuously Callable @100	11,500	12,154
5.00%, 7/1/26, Continuously Callable @100	1,000	1,096
5.00%, 7/1/27, Continuously Callable @100	1,000	1,096
		16,141
Maryland (1.3%):
City of Gaithersburg Revenue 5.00%, 1/1/33, Continuously Callable @104	3,000	3,419
5.00%, 1/1/36, Continuously Callable @104	1,000	1,133
Maryland Economic Development Corp. Revenue Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,528
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,218
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,214
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,399
Maryland Health & Higher Educational Facilities Authority Revenue 5.50%, 1/1/29, Continuously Callable @100	1,415	1,711
5.50%, 1/1/30, Continuously Callable @100	1,750	2,111
5.50%, 1/1/31, Continuously Callable @100	1,585	1,911
5.00%, 7/1/31, Continuously Callable @100	3,190	3,700
5.00%, 7/1/32, Continuously Callable @100	6,505	7,526
5.00%, 7/1/33, Continuously Callable @100	1,000	1,159
5.00%, 7/1/33, Continuously Callable @100	3,600	4,154
5.00%, 7/1/34, Continuously Callable @100	2,200	2,551
5.00%, 7/1/34, Continuously Callable @100	2,500	2,877
5.50%, 1/1/36, Continuously Callable @100	5,000	5,968
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,176
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,173
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,534
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,170
Health & Higher Educational Facilities Authority Revenue (LIQ — Deutsche Bank AG), Series 2015-XF1021, 1.68%, 8/15/42, Callable 2/15/25 @ 100 (b)	29,600	29,600
		79,232
Massachusetts (0.8%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue 6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	2,700	2,864
5.00%, 7/1/30, Continuously Callable @100	2,000	2,045
5.00%, 7/1/30, Continuously Callable @100	2,000	2,359
5.00%, 7/1/31, Continuously Callable @100	1,675	1,970
5.00%, 7/1/32, Continuously Callable @100	1,250	1,486
4.00%, 10/1/32, Continuously Callable @105 (b)	3,600	3,886
5.00%, 4/15/33, Continuously Callable @100	2,155	2,379
5.00%, 7/1/33, Continuously Callable @100	1,250	1,483
5.00%, 7/1/34, Continuously Callable @100	1,000	1,184
5.00%, 7/1/36, Continuously Callable @100	895	1,090

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/36, Continuously Callable @100	$1,000	$1,233
5.00%, 7/1/36, Continuously Callable @100	2,000	2,329
5.00%, 7/1/37, Continuously Callable @100	1,215	1,478
5.00%, 7/1/37, Continuously Callable @100	800	985
5.00%, 10/1/37, Continuously Callable @105 (b)	1,000	1,109
5.00%, 7/1/38, Continuously Callable @100	600	738
5.00%, 7/1/38, Continuously Callable @100	335	407
Series A, 5.00%, 7/1/20	640	655
Series A, 5.00%, 7/1/22	1,480	1,603
Series A, 5.00%, 7/1/27, Continuously Callable @100	1,720	1,859
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	533
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	763
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	631
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	824
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	863
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,173
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,418
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,208
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,712
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,737
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,157
Series I, 6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	1,800	1,909
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,540
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,367
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,421
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,068
Massachusetts Health & Educational Facilities Authority Revenue, Series E, 5.00%, 7/15/27, Continuously Callable @100	4,000	4,008
		77,584
Michigan (2.3%):
Detroit Downtown Development Authority Tax Allocation(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,115
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,225
Grand Traverse County Hospital Finance Authority Revenue, Series A, 5.00%, 7/1/29, Continuously Callable @100	10,000	10,593
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,123
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Continuously Callable @100	12,000	12,885
Livonia Public Schools, GO(INS — Assured Guaranty Municipal Corp.) 5.00%, 5/1/32, Continuously Callable @100	2,775	3,311
5.00%, 5/1/33, Continuously Callable @100	2,875	3,426
5.00%, 5/1/34, Continuously Callable @100	2,965	3,526
5.00%, 5/1/35, Continuously Callable @100	3,065	3,639
5.00%, 5/1/36, Continuously Callable @100	2,770	3,286
Michigan Finance Authority Revenue 5.00%, 11/1/34, Continuously Callable @100	1,000	1,247
5.00%, 11/1/35, Continuously Callable @100	1,000	1,238
4.00%, 11/15/35, Continuously Callable @100	6,000	6,615

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/36, Continuously Callable @100	$1,000	$1,238
4.00%, 11/15/36, Continuously Callable @100	1,000	1,100
5.00%, 11/1/37, Continuously Callable @100	1,250	1,548
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,738
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,458
Michigan Finance Authority Revenue(NBGA — Michigan School Bond Qualification and Loan Program) Series A, 5.00%, 5/1/24	2,000	2,307
Series A, 5.00%, 5/1/25	1,700	2,014
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,400
State of Michigan Trunk Line Revenue 5.00%, 11/1/19	3,000	3,009
5.00%, 11/1/20, Continuously Callable @100	2,000	2,006
		100,047
Minnesota (0.1%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	6,119
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue 5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,118
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,543
		9,780
Mississippi (1.4%):
Mississippi Business Finance Corp. Revenue 3.20%, 9/1/28, Continuously Callable @100	6,000	6,155
1.60%, 12/1/30, Callable 11/1/19 @ 100	12,685	12,685
Series B, 1.77%, 12/1/30, Callable 11/1/19 @ 100	16,260	16,260
Series K, 1.77%, 11/1/35, Callable 11/1/19 @ 100	8,250	8,250
Mississippi Development Bank Revenue, 5.00%, 4/1/28, Continuously Callable @100	1,840	2,023
Mississippi Development Bank Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	7,000	7,559
Mississippi Hospital Equipment & Facilities Authority Revenue 1.80%, 9/1/22	2,665	2,664
4.00%, 1/1/36, Continuously Callable @100	2,240	2,494
4.00%, 1/1/37, Continuously Callable @100	2,260	2,513
4.00%, 1/1/39, Continuously Callable @100	1,850	2,047
4.00%, 1/1/40, Continuously Callable @100	2,675	2,950
		65,600
Missouri (1.2%):
Cape Girardeau County Industrial Development Authority Revenue 5.00%, 3/1/32, Continuously Callable @100	500	584
5.00%, 3/1/36, Continuously Callable @100	750	873
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,944
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,789
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,460	2,799
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,155

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/30, Continuously Callable @100	$2,310	$2,489
5.00%, 5/15/32, Continuously Callable @103	1,555	1,751
5.25%, 5/1/33, Continuously Callable @100	2,350	2,544
5.00%, 2/1/34, Continuously Callable @104	2,000	2,292
5.00%, 5/15/36, Continuously Callable @103	4,565	5,090
Missouri Development Finance Board Revenue Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,109
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,670
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	25,615
St. Louis County Industrial Development Authority Revenue 5.00%, 9/1/23	1,130	1,207
5.50%, 9/1/33, Continuously Callable @100	2,750	3,041
Stoddard County Industrial Development Authority Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,040	2,310
		62,262
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100 (d)	8,500	8,995
Nebraska (0.2%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	4,686
Douglas County Hospital Authority No. 3 Revenue 5.00%, 11/1/28, Continuously Callable @100	1,250	1,473
5.00%, 11/1/30, Continuously Callable @100	1,600	1,878
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,817
		10,854
Nevada (1.6%):
City of Carson City Revenue 5.00%, 9/1/29, Continuously Callable @100	620	748
5.00%, 9/1/31, Continuously Callable @100	1,000	1,192
5.00%, 9/1/33, Continuously Callable @100	1,000	1,186
5.00%, 9/1/37, Continuously Callable @100	1,950	2,293
City of North Las Vegas, GO(INS — Assured Guaranty Municipal Corp.) 4.00%, 6/1/35, Continuously Callable @100	1,870	2,078
4.00%, 6/1/37, Continuously Callable @100	7,345	8,096
4.00%, 6/1/38, Continuously Callable @100	6,135	6,741
County of Clark Department of Aviation Revenue 5.00%, 7/1/26	3,660	4,483
5.00%, 7/1/27	2,220	2,778
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	23,646
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,506
Las Vegas Convention & Visitors Authority Revenue Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,221
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	5,028
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,565
		78,561

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Hampshire (0.2%):
New Hampshire Health and Education Facilities Authority Act Revenue 5.00%, 8/1/34, Continuously Callable @100	$2,880	$3,489
5.00%, 8/1/35, Continuously Callable @100	2,700	3,263
5.00%, 8/1/36, Continuously Callable @100	2,000	2,415
5.00%, 8/1/37, Continuously Callable @100	1,500	1,809
		10,976
New Jersey (6.9%):
Casino Reinvestment Development Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 11/1/29, Continuously Callable @100	1,000	1,140
5.00%, 11/1/30, Continuously Callable @100	1,000	1,138
City of Atlantic City , GO(INS — Assured Guaranty Municipal Corp.) Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,986
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,487
City of Atlantic City , GO(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/32, Continuously Callable @100	630	754
City of Atlantic City, GO(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/37, Continuously Callable @100	750	892
City of Bayonne, GO(INS — Build America Mutual Assurance Co.) 5.00%, 7/1/34, Continuously Callable @100	1,135	1,336
5.00%, 7/1/35, Continuously Callable @100	1,000	1,175
Essex County Improvement Authority Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 6.00%, 11/1/25, Pre-refunded 11/1/20 @ 100	4,535	4,763
New Brunswick Parking Authority Revenue(INS — Build America Mutual Assurance Co.) Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,757
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,414
New Jersey Building Authority Revenue Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	469
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	645
New Jersey Economic Development Authority Revenue 5.25%, 9/1/22, Pre-refunded 3/1/21 @ 100	7,300	7,704
5.25%, 9/1/22, Continuously Callable @100	2,700	2,835
5.00%, 3/1/25, Continuously Callable @100	18,410	20,346
5.00%, 6/15/26, Continuously Callable @100	2,500	2,709
3.13%, 9/1/27, Callable 3/1/23 @ 100	10,000	9,886
3.18%, 3/1/28, Callable 3/1/23 @ 100 (d)	10,000	9,839
Series A, 4.45%, 6/1/23, Continuously Callable @100	3,500	3,570
Series A, 5.00%, 6/15/25	5,125	5,954
Series A, 3.13%, 7/1/29, Continuously Callable @100	1,085	1,122
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,039
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	19,293
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	19,054
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,238
New Jersey Economic Development Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,397
New Jersey Educational Facilities Authority Revenue Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,836
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,744

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.50%, 9/1/30, Continuously Callable @100	$3,000	$3,547
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,415
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,512
Series F, 4.00%, 7/1/33, Continuously Callable @100	500	554
Series F, 4.00%, 7/1/34, Continuously Callable @100	750	830
Series F, 4.00%, 7/1/35, Continuously Callable @100	1,250	1,383
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,609
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,025
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,951
New Jersey Health Care Facilities Financing Authority Revenue 5.00%, 10/1/33, Continuously Callable @100	2,000	2,331
5.00%, 10/1/34, Continuously Callable @100	2,000	2,325
5.00%, 10/1/35, Continuously Callable @100	2,620	3,037
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,378
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,766
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/30, Continuously Callable @100	3,000	3,503
5.00%, 6/15/31, Continuously Callable @100	3,000	3,493
2.78% (MUNISPA + 1.20%), 6/15/34 (Put Date 12/15/21) (f) (g)	10,000	10,043
Series A, 0.00%, 12/15/25 (i)	20,000	17,195
Series A, 5.00%, 12/15/35, Continuously Callable @100	17,550	20,594
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,275
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,408
New Jersey Transportation Trust Fund Authority Revenue (INS — AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,547
New Jersey Turnpike Authority Revenue Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,509
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	9,105
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,591
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,955
Newark Housing Authority Revenue(INS — Assured Guaranty Municipal Corp.) 4.00%, 12/1/29, Continuously Callable @100	500	554
4.00%, 12/1/30, Continuously Callable @100	750	825
4.00%, 12/1/31, Continuously Callable @100	500	549
South Jersey Transportation Authority Revenue Series A, 5.00%, 11/1/30, Continuously Callable @100	500	565
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	846
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,216
Morris County Improvement Authority Revenue (LIQ — Deutsche Bank AG), Series 2018-XF1067, 1.83%, 10/1/47, Callable 10/1/25 @ 100 (b) (d)	11,070	11,070
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,983
		317,011

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Mexico (1.3%):
City of Farmington Revenue 4.70%, 5/1/24, Continuously Callable @100	$20,000	$20,662
1.87%, 4/1/33 (Put Date 10/1/21) (f)	12,000	12,009
5.20%, 6/1/40 (Put Date 6/1/20) (f)	20,000	20,448
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,223
		54,342
New York (2.7%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,909
City of New York, GO, Series F-5, 1.77%, 6/1/44, Continuously Callable @100	5,000	5,000
City of New York, GO(LOC — Bank of America Corp.), Series I-3, 1.82%, 4/1/36, Continuously Callable @100	300	300
City of New York, GO(LOC — Mizuho Corporate Bank Ltd.), Series A-3, 2.00%, 10/1/40, Continuously Callable @100	2,800	2,800
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	629
City of Yonkers, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	2,600	2,794
County of Nassau, GO Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,294
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,350
County of Rockland, GO 3.50%, 10/1/21, Continuously Callable @100	1,585	1,620
3.63%, 10/1/22, Continuously Callable @100	1,190	1,218
3.63%, 10/1/23, Continuously Callable @100	1,560	1,596
3.63%, 10/1/24, Continuously Callable @100	1,665	1,704
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,265
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	3,034
Metropolitan Transportation Authority Revenue 4.00%, 11/15/35, Continuously Callable @100	18,340	20,776
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	10,000	11,778
Series C-1, 5.00%, 11/15/35, Continuously Callable @100	2,000	2,351
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,356
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,527
Monroe County Industrial Development Corp. Revenue (LOC — Citizens Financial Group), 1.73%, 7/1/27, Continuously Callable @100	880	880
Monroe County Industrial Development Corp. Revenue(NBGA — FHA), 5.75%, 8/15/30, Continuously Callable @100	5,000	5,296
New York Liberty Development Corp. Revenue 2.63%, 9/15/69, Continuously Callable @100 (h)	3,350	3,390
2.80%, 9/15/69, Continuously Callable @100 (h)	1,500	1,528
New York State Dormitory Authority Revenue 5.00%, 12/1/35, Continuously Callable @100 (b)	600	704
Series A, 5.00%, 5/1/23	15	17
Series A, 5.00%, 5/1/23	735	804
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	17
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	803

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	$25	$28
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,284
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	23
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,070
Series B, 5.00%, 2/15/32, Continuously Callable @100	20,000	23,476
New York State Dormitory Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,171
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,170
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,520
Niagara Falls City School District Certificate of Participation(INS — Assured Guaranty Municipal Corp.) 5.00%, 6/15/23	1,670	1,876
5.00%, 6/15/24	1,450	1,674
5.00%, 6/15/25, Continuously Callable @100	1,670	1,927
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	894
Suffolk County Economic Development Corp. Revenue 5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	234
5.00%, 7/1/28, Continuously Callable @100	1,280	1,352
Town of Oyster Bay, GO 4.00%, 2/15/24	5,415	5,865
4.00%, 2/15/25	9,750	10,718
4.00%, 2/15/26	3,000	3,342
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,484
		142,848
North Carolina (0.2%):
North Carolina Capital Facilities Finance Agency Revenue, 1.30%, 7/1/34	4,500	4,500
North Carolina Medical Care Commission Revenue 5.00%, 10/1/25	1,500	1,664
6.38%, 7/1/26, Pre-refunded 7/1/21 @ 100	4,805	5,222
5.00%, 10/1/30, Continuously Callable @100	1,850	2,035
		13,421
North Dakota (0.4%):
City of Grand Forks Revenue, 5.00%, 12/1/29, Continuously Callable @100	11,085	11,812
County of Ward Revenue, Series C, 5.00%, 6/1/34, Continuously Callable @100	4,000	4,642
		16,454
Ohio (3.1%):
American Municipal Power, Inc. Revenue Series C, 5.00%, 2/15/21, Pre-refunded 2/15/20 @ 100	3,000	3,041
Series C, 5.00%, 2/15/22, Pre-refunded 2/15/20 @ 100	2,760	2,798
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, 5.13%, 6/1/24, Continuously Callable @100	6,765	6,765
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,534
City of Cleveland Airport System Revenue Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,150
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,075

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Fairview Park, GO(INS — National Public Finance Guarantee Corp.), 4.13%, 12/1/20, Continuously Callable @100	$140	$140
County of Allen Hospital Facilities Revenue Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,511
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	11,905
County of Cuyahoga Revenue 4.00%, 2/15/29, Continuously Callable @100	7,430	8,107
5.00%, 2/15/37, Continuously Callable @100	4,000	4,580
County of Hamilton Revenue 5.00%, 1/1/31, Continuously Callable @100	1,350	1,525
5.00%, 1/1/36, Continuously Callable @100	1,400	1,568
County of Hamilton Sales Tax Revenue(INS — AMBAC Assurance Corp.), Series B, 0.00%, 12/1/25 (i)	4,365	3,911
County of Hancock Revenue, 6.50%, 12/1/30, Pre-refunded 6/1/21 @ 100	9,000	9,770
County of Montgomery Revenue, 3.00%, 11/15/36, Continuously Callable @100	7,000	6,992
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,947
Dayton City School District, GO 5.00%, 11/1/28	2,805	3,543
5.00%, 11/1/29	3,655	4,689
5.00%, 11/1/30	3,160	4,106
5.00%, 11/1/31	2,000	2,633
Ohio Higher Educational Facility Commission Revenue 5.00%, 5/1/31, Continuously Callable @100	1,000	1,149
5.00%, 5/1/33, Continuously Callable @100	500	572
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,243
Ohio Water Development Authority Revenue, 4.00%, 12/1/33 (Put Date 6/3/2019) (f) (j)	30,000	24,809
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	842
5.00%, 12/1/35, Continuously Callable @100	750	811
State of Ohio Revenue 5.00%, 1/15/34, Continuously Callable @100	7,210	8,404
5.00%, 1/15/35, Continuously Callable @100	6,000	6,978
1.30%, 11/1/35	2,500	2,500
5.00%, 1/15/36, Continuously Callable @100	3,070	3,567
Village of Bluffton Revenue 5.00%, 12/1/31, Continuously Callable @100	1,500	1,817
4.00%, 12/1/32, Continuously Callable @100	1,500	1,670
4.00%, 12/1/33, Continuously Callable @100	1,600	1,776
4.00%, 12/1/34, Continuously Callable @100	1,795	1,977
		149,405
Oklahoma (0.9%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/21	1,380	1,424
Garfield County Industrial Authority Revenue, Series A, 1.65%, 1/1/25, Callable 11/6/19 @ 100	18,070	18,070
Muskogee Industrial Trust Revenue
Series A, 1.63%, 1/1/25, Callable 11/6/19 @ 100	14,200	14,200
Series A, 1.65%, 6/1/27, Continuously Callable @100	5,600	5,600

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	$4,100	$4,938
Tulsa County Industrial Authority Revenue 5.00%, 11/15/28, Continuously Callable @102	940	1,088
5.00%, 11/15/30, Continuously Callable @102	1,780	2,045
		47,365
Oregon (0.0% (c)):
Clackamas County Hospital Facility Authority Revenue 5.00%, 11/15/32, Continuously Callable @102	500	572
5.00%, 11/15/37, Continuously Callable @102	500	564
		1,136
Pennsylvania (6.7%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.13%, 3/1/25, Pre-refunded 3/1/21 @ 100	1,410	1,484
Allegheny County Hospital Development Authority Revenue 5.00%, 4/1/35, Continuously Callable @100	7,315	8,746
5.00%, 4/1/36, Continuously Callable @100	8,000	9,549
4.00%, 7/15/37, Continuously Callable @100	2,000	2,273
4.00%, 7/15/38, Continuously Callable @100	1,500	1,695
4.00%, 7/15/39, Continuously Callable @100	1,440	1,613
Allegheny County Sanitary Authority Revenue(INS — Assured Guaranty Municipal Corp.) 4.00%, 12/1/33, Continuously Callable @100	1,500	1,678
4.00%, 12/1/34, Continuously Callable @100	1,475	1,645
Berks County Industrial Development Authority Revenue 4.00%, 11/1/33, Continuously Callable @100	1,300	1,431
5.00%, 11/1/34, Continuously Callable @100	2,000	2,384
5.00%, 11/1/35, Continuously Callable @100	3,000	3,571
Berks County Municipal Authority Revenue, 3.08% (MUNISPA + 1.50%), 11/1/39 (Put Date 7/1/22) (f) (g)	11,000	11,091
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,309
Bucks County Industrial Development Authority Revenue 5.00%, 10/1/30, Continuously Callable @103	325	370
5.00%, 10/1/31, Continuously Callable @103	450	511
5.00%, 10/1/32, Continuously Callable @103	790	896
5.00%, 10/1/37, Continuously Callable @103	1,250	1,407
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,162
Chester County Industrial Development Authority Revenue 5.00%, 10/1/34, Continuously Callable @100	1,000	1,097
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,995
Commonwealth Financing Authority Revenue 5.00%, 6/1/33, Continuously Callable @100	1,250	1,537
5.00%, 6/1/34, Continuously Callable @100	2,000	2,452
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,794
Commonwealth of Pennsylvania Certificate of Participation Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,642
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	909
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	969

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Beaver, GO(INS — Build America Mutual Assurance Co.) 4.00%, 4/15/28	$2,890	$3,374
4.00%, 4/15/29, Continuously Callable @100	2,500	2,904
4.00%, 4/15/30, Continuously Callable @100	5,000	5,759
County of Luzerne, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,810
Cumberland County Municipal Authority Revenue, Series C-6, 4.00%, 12/1/26, Continuously Callable @102	6,500	6,653
Dauphin County General Authority Revenue 4.00%, 6/1/30, Continuously Callable @100	2,000	2,246
4.00%, 6/1/31, Continuously Callable @100	1,000	1,106
Delaware County Authority Revenue, 5.00%, 10/1/25, Continuously Callable @100	1,000	1,022
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,671
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	3,000
Montgomery County Higher Education & Health Authority Revenue 5.00%, 9/1/34, Continuously Callable @100	1,750	2,142
5.00%, 9/1/35, Continuously Callable @100	1,850	2,248
4.00%, 9/1/36, Continuously Callable @100	1,100	1,238
4.00%, 9/1/37, Continuously Callable @100	1,000	1,125
5.00%, 9/1/37, Continuously Callable @100	1,750	2,124
4.00%, 9/1/38, Continuously Callable @100	900	1,008
4.00%, 9/1/39, Continuously Callable @100	1,000	1,113
Montgomery County Industrial Development Authority Revenue 5.00%, 11/15/23, Continuously Callable @100	1,200	1,296
5.00%, 11/15/24, Continuously Callable @100	2,750	2,968
Montour School District, GO(INS — Assured Guaranty Municipal Corp.) Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,182
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,769
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,767
Northampton County General Purpose Authority Revenue, 2.50% (70% of 1 mo. LIBOR + 1.04%), 8/15/48 (Put Date 8/15/24) (f) (g)	4,645	4,617
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,703
Pennsylvania Economic Development Financing Authority Revenue 4.00%, 10/1/23, Continuously Callable @100	13,000	13,290
3.00%, 4/1/39, Continuously Callable @100	30,000	30,936
Pennsylvania Higher Educational Facilities Authority Revenue 5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,785
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,907
Series A, 5.25%, 7/15/26, Continuously Callable @100	2,020	2,225
Series A, 5.25%, 7/15/27, Continuously Callable @100	2,125	2,340
Series A, 5.25%, 7/15/28, Continuously Callable @100	2,245	2,472
Series A, 5.00%, 7/15/30, Continuously Callable @100	2,415	2,634
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,965	2,154
Pennsylvania Turnpike Commission Revenue 5.00%, 6/1/35, Continuously Callable @100	10,655	12,316
5.00%, 6/1/36, Continuously Callable @100	8,255	9,532

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	$1,500	$1,712
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,950
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,470
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,835
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,258
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	4,065
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,283
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	21,678
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,229
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,356
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,585
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,354
Philadelphia Authority for Industrial Development Revenue 5.00%, 5/1/35, Continuously Callable @100	750	913
5.00%, 5/1/36, Continuously Callable @100	1,500	1,825
5.00%, 5/1/38, Continuously Callable @100	1,000	1,215
Pittsburgh Water & Sewer Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,015
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	345
Reading School District, GO(INS — Assured Guaranty Municipal Corp.) 5.00%, 3/1/36, Continuously Callable @100	2,000	2,371
5.00%, 3/1/37, Continuously Callable @100	1,500	1,775
School District of Philadelphia, GO Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,221
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,217
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,215
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,214
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,705
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,909
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,719
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,009
School District of the City of Erie, GO(INS — Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,319
Scranton School District, GO(INS — Build America Mutual Assurance Co.) Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,202
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,920
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	898
State Public School Building Authority Revenue 5.00%, 4/1/23, Continuously Callable @100	1,250	1,350
5.00%, 6/1/29, Continuously Callable @100	10,000	11,973
State Public School Building Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 6/1/31, Continuously Callable @100	6,100	7,236
4.00%, 12/1/31, Continuously Callable @100	15,380	17,181
		374,168
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,646

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rhode Island (0.2%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	$2,000	$2,353
Rhode Island Turnpike & Bridge Authority Revenue Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,596
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,120
Tobacco Settlement Financing Corp. Revenue Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,288
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,284
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,847
		16,488
South Carolina (1.3%):
Lexington County Health Services District, Inc. Revenue 4.00%, 11/1/31, Continuously Callable @100	1,000	1,119
4.00%, 11/1/32, Continuously Callable @100	1,000	1,117
Patriots Energy Group Financing Agency Revenue, Series B, 2.26% (67% of 1 mo. LIBOR + 0.86%), 10/1/48 (Put Date 2/1/24) (f) (g)	20,000	20,085
Piedmont Municipal Power Agency Revenue(INS — Assured Guaranty Corp.) Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,604
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,852
South Carolina Public Service Authority Revenue Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,607
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,244
		52,628
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue, 5.00%, 11/1/24, Continuously Callable @100	1,700	1,705
Health & Educational Facilities Authority Revenue (LIQ — Deutsche Bank AG), Series 2016-XG0096, 1.75%, 11/1/40, Callable 11/7/19 @ 100 (b)	4,600	4,600
		6,305
Tennessee (0.4%):
Greeneville Health & Educational Facilities Board Revenue 5.00%, 7/1/35, Continuously Callable @100	2,710	3,236
5.00%, 7/1/36, Continuously Callable @100	3,000	3,577
5.00%, 7/1/37, Continuously Callable @100	3,500	4,170
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,871
		16,854
Texas (11.4%):
Austin Convention Enterprises, Inc. Revenue 5.00%, 1/1/34, Continuously Callable @100	1,105	1,290
5.00%, 1/1/34, Continuously Callable @100	550	630
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.00%, 12/1/25	2,740	3,077
5.00%, 12/1/27, Continuously Callable @100	2,990	3,335
5.00%, 12/1/28, Continuously Callable @100	1,640	1,823
5.00%, 12/1/29, Continuously Callable @100	1,600	1,772

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/30, Continuously Callable @100	$1,700	$1,877
5.25%, 12/1/35, Continuously Callable @100	5,150	5,677
Boerne School District, GO(NBGA — Texas Permanent School Fund), 0.00%, 2/1/26, Continuously Callable @80 (i)	4,240	3,395
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/21	700	729
0.00%, 1/1/22 (i)	885	845
5.00%, 1/1/22	500	537
5.00%, 1/1/23	500	552
2.28%, 1/1/24	7,000	6,357
5.75%, 1/1/25, Pre-refunded 1/1/20 @ 100	2,500	2,527
0.00%, 1/1/26 (i)	2,535	2,194
5.00%, 1/1/33, Continuously Callable @100	3,500	3,850
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,441
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,266
Central Texas Turnpike System Revenue Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,321
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,604
City of Arlington Special Tax(INS — Build America Mutual Assurance Co.) Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,808
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,805
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,723
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,966
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,251
City of Corpus Christi Utility System Revenue 4.00%, 7/15/32, Continuously Callable @100	1,800	2,016
4.00%, 7/15/33, Continuously Callable @100	1,100	1,228
4.00%, 7/15/34, Continuously Callable @100	1,050	1,168
4.00%, 7/15/35, Continuously Callable @100	1,000	1,108
City of Houston Hotel Occupancy Tax & Special Revenue 5.00%, 9/1/29, Continuously Callable @100	2,300	2,654
5.00%, 9/1/30, Continuously Callable @100	1,000	1,152
5.00%, 9/1/32, Continuously Callable @100	5,615	6,450
5.00%, 9/1/33, Continuously Callable @100	5,345	6,132
5.00%, 9/1/34, Continuously Callable @100	2,150	2,463
5.00%, 9/1/35, Continuously Callable @100	1,575	1,803
City of Laredo Waterworks & Sewer System Revenue 4.00%, 3/1/32, Continuously Callable @100	740	830
4.00%, 3/1/33, Continuously Callable @100	1,000	1,118
4.00%, 3/1/34, Continuously Callable @100	1,000	1,118
4.00%, 3/1/36, Continuously Callable @100	1,500	1,662
Clifton Higher Education Finance Corp. Revenue(NBGA — Texas Permanent School Fund), Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,444
Dallas/Fort Worth International Airport Revenue Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,294
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,594
Decatur Hospital Authority Revenue Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,126
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,104

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue 5.00%, 12/1/27, Continuously Callable @100	$4,710	$5,193
5.00%, 6/1/28, Continuously Callable @100	1,400	1,522
Harris County Industrial Development Corp. Revenue, 5.00%, 2/1/23, Pre-refunded 12/1/19 @ 100	40,000	40,235
Harris County Municipal Utility District No. 165, GO(INS — Build America Mutual Assurance Co.) 5.00%, 3/1/30, Continuously Callable @100	750	871
5.00%, 3/1/31, Continuously Callable @100	2,030	2,357
5.00%, 3/1/32, Continuously Callable @100	2,500	2,902
Houston Higher Education Finance Corp. Revenue Series A, 5.25%, 9/1/31, Continuously Callable @100	3,850	4,242
Series A, 5.25%, 9/1/32, Continuously Callable @100	4,075	4,486
Karnes County Hospital District Revenue 5.00%, 2/1/29, Continuously Callable @100	4,000	4,361
5.00%, 2/1/34, Continuously Callable @100	4,000	4,317
Main Street Market Square Redevelopment Authority Tax Allocation (INS — Build America Mutual Assurance Co.) 5.00%, 9/1/29, Continuously Callable @100	1,215	1,415
5.00%, 9/1/30, Continuously Callable @100	1,380	1,605
5.00%, 9/1/31, Continuously Callable @100	2,000	2,322
5.00%, 9/1/32, Continuously Callable @100	1,500	1,739
5.00%, 9/1/33, Continuously Callable @100	2,680	3,105
Mesquite Health Facilities Development Corp. Revenue 5.00%, 2/15/26	3,100	3,162
5.00%, 2/15/35, Continuously Callable @100	1,075	1,074
New Braunfels Independent School District, GO(NBGA — Texas Permanent School Fund), 0.00%, 2/1/23, Continuously Callable @91 (i)	2,155	1,959
New Hope Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/1/31, Continuously Callable @102	1,000	1,134
4.00%, 11/1/36, Continuously Callable @102	1,475	1,551
Series A, 5.00%, 7/1/30, Continuously Callable @100	7,500	7,020
Series A, 5.00%, 7/1/35, Continuously Callable @100	9,000	8,424
Newark Higher Education Finance Corp. Revenue 4.00%, 4/1/32, Continuously Callable @100	1,635	1,783
4.00%, 4/1/33, Continuously Callable @100	2,000	2,166
4.00%, 4/1/34, Continuously Callable @100	4,470	4,814
4.00%, 4/1/35, Continuously Callable @100	1,650	1,769
4.00%, 4/1/36, Continuously Callable @100	2,150	2,303
North East Texas Regional Mobility Authority Revenue 5.00%, 1/1/36, Continuously Callable @100	7,000	8,116
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,279
North Texas Tollway Authority Revenue Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,279
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,786
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	16,505
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,712
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,673
North Texas Tollway Authority Revenue(INS — Assured Guaranty Corp.), 0.00%, 1/1/29 (i)	20,000	16,524

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series B, 4.00%, 1/1/35, Continuously Callable @100	$2,000	$2,234
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,892
Permanent University Fund — University of Texas System Revenue 5.00%, 7/1/32, Continuously Callable @100	2,230	2,644
5.00%, 7/1/33, Continuously Callable @100	3,250	3,849
5.00%, 7/1/34, Continuously Callable @100	2,500	2,958
Port of Port Arthur Navigation District Revenue 1.87%, 4/1/40, Continuously Callable @100 (d)	33,475	33,475
1.74%, 11/1/40, Continuously Callable @100 (a) (d)	16,000	16,000
1.73%, 11/1/40, Continuously Callable @100 (d)	39,720	39,720
Series B, 1.87%, 4/1/40, Continuously Callable @100	28,870	28,870
Series C, 1.76%, 4/1/40, Continuously Callable @100 (d)	21,375	21,375
San Antonio Housing Trust Finance Corp. Revenue(NBGA — Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43 (Put Date 10/01/28) (f)	14,935	15,732
Tarrant County Cultural Education Facilities Finance Corp. Revenue 3.88%, 11/15/22, Continuously Callable @100	2,000	2,001
5.00%, 11/15/30, Continuously Callable @100	2,145	2,513
5.00%, 11/15/31, Continuously Callable @100	2,250	2,628
5.00%, 11/15/32, Continuously Callable @100	2,365	2,753
6.63%, 11/15/37, Continuously Callable @100	5,000	5,872
5.00%, 11/15/37, Continuously Callable @100	2,175	2,505
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	22,306
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	23,359
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	8,900
Trophy Club Public Improvement District No. 1 Special Assessment (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,929
Tyler Health Facilities Development Corp. Revenue, 5.50%, 7/1/27, Pre-refunded 7/1/21 @ 100	10,000	10,711
		573,047
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (b)	4,322	3,669
Series B, 12.00%, 8/1/30, Continuously Callable @100 (b)	2,366	2,008
		5,677
Vermont (0.3%):
Vermont Economic Development Authority Revenue, 5.00%, 12/15/20	9,000	9,326
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,939
		12,265
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (b)	6,500	7,257
Virginia (1.1%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,330
4.00%, 7/1/37, Continuously Callable @100	1,205	1,361
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	$2,150	$2,438
Roanoke Economic Development Authority Revenue, 5.00%, 7/1/25, Continuously Callable @100	10,000	10,263
Stafford County Economic Development Authority Revenue 5.00%, 6/15/33, Continuously Callable @100	750	882
5.00%, 6/15/34, Continuously Callable @100	2,620	3,072
5.00%, 6/15/35, Continuously Callable @100	1,930	2,260
Virginia College Building Authority Revenue 5.00%, 6/1/21, Continuously Callable @100	985	985
5.00%, 6/1/26, Continuously Callable @100	11,280	11,055
4.00%, 2/1/34, Continuously Callable @100	10,000	11,354
4.00%, 2/1/36, Continuously Callable @100	3,000	3,380
Virginia Small Business Financing Authority Revenue(LOC — Wells Fargo & Co.), 1.58%, 7/1/42, Continuously Callable @100	1,800	1,800
		50,180
Washington (0.6%):
Tobacco Settlement Authority Revenue, 5.25%, 6/1/31, Continuously Callable @100	5,000	5,112
Washington Health Care Facilities Authority Revenue 5.00%, 8/15/33, Continuously Callable @100	3,090	3,594
5.00%, 8/15/34, Continuously Callable @100	3,470	4,023
5.00%, 7/1/35, Continuously Callable @100	2,355	2,847
5.00%, 7/1/36, Continuously Callable @100	2,250	2,715
4.00%, 7/1/37, Continuously Callable @100	3,125	3,449
		21,740
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue 5.00%, 6/1/33, Continuously Callable @100	1,850	2,226
5.00%, 1/1/34, Continuously Callable @100	2,360	2,862
5.00%, 6/1/34, Continuously Callable @100	2,970	3,558
5.00%, 1/1/35, Continuously Callable @100	2,920	3,527
5.00%, 6/1/35, Continuously Callable @100	2,405	2,876
5.00%, 9/1/38, Continuously Callable @100	1,000	1,212
5.00%, 9/1/39, Continuously Callable @100	1,000	1,210
		17,471
Wisconsin (0.5%):
Public Finance Authority Revenue 4.00%, 6/15/29, Continuously Callable @100 (b)	325	338
5.25%, 5/15/37, Continuously Callable @102 (b)	1,000	1,109
5.00%, 6/15/39, Continuously Callable @100 (b)	410	443
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,776
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,597
Wisconsin Health & Educational Facilities Authority Revenue 5.00%, 8/15/34, Continuously Callable @100	1,000	1,126
4.00%, 11/15/36, Continuously Callable @100	9,830	10,755
Series A, 5.00%, 7/15/28, Pre-refunded 7/15/21 @ 100	2,000	2,129
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,652

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	$1,500	$1,655
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	2,135
		30,715
Total Municipal Bonds (Cost $4,730,362)		4,994,619
Total Investments (Cost $4,730,362) — 99.5%		4,994,619
Other assets in excess of liabilities — 0.5%		23,376
NET ASSETS — 100.00%		$5,017,995

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $193,935 (thousands) and amounted to 3.9% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)  Up to 2.05% of the coupon may be PIK.

(f)  Put Bond.

(g)  Variable or Floating-Rate security. Rate disclosed is as of September 30, 2019.

(h)  Security purchased on a when-issued basis.

(i)  Zero coupon bond.

(j)  Defaulted security.

AMBAC — American Municipal Bond Assurance Corporation

FHA — Federal Housing Administration

GO — General Obligation

LIBOR — London InterBank Offered Rate

LOC — Line Letter of Credit

MUNISPA — Municipal Swap Index

PIK — Payment in Kind

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Intermediate- Term Fund
Assets:
Investments, at value (Cost $4,730,362)	$4,994,619
Cash	3,670
Interest receivable	50,787
Receivable for capital shares issued	3,340
Receivable from Adviser	4
Prepaid expenses	34
Total assets	5,052,454
Liabilities:
Payables:
Distributions	1,701
Investments purchased	25,960
Capital shares redeemed	4,480
Accrued expenses and other payables:
Investment advisory fees	1,154
Administration fees	618
Custodian fees	92
Transfer agent fees	179
Chief Compliance Officer fees	—	(a)
12b-1 fees	2
Other accrued expenses	273
Total liabilities	34,459
Net Assets:
Capital	4,829,433
Total distributable earnings/(loss)	188,562
Net assets	$5,017,995
Net Assets
Adviser Shares	$23,596
Fund Shares	4,994,399
Total	$5,017,995
Shares (unlimited number of shares with no par value):
Adviser Shares	1,730
Fund Shares	366,044
Total	367,774
Net asset value, offering and redemption price per share: (b)
Adviser Shares	$13.64
Fund Shares	$13.64

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Intermediate- Term Fund
Investment Income:
Interest	$82,957
Total income	82,957
Expenses:
Investment advisory fees	7,333
Administration fees — Adviser Shares	18
Administration fees — Fund Shares	3,669
Professional fees	18
12b-1 fees — Adviser Shares	30
Custodian fees	238
Trustees' fees	18
Chief Compliance Officer fees	5
Legal and audit fees	38
Transfer agent fees — Adviser Shares	8
Transfer agent fees — Fund Shares	753
Interfund lending fees	2
State registration and filing fees	101
Other expenses	230
Total expenses	12,461
Expenses waived/reimbursed by AMCO	(14)
Expenses waived/reimbursed by Adviser	(4)
Net expenses	12,443
Net Investment Income (Loss)	70,514
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	170
Net change in unrealized appreciation/depreciation on investment securities	100,578
Net realized/unrealized gains (losses) on investments	100,748
Change in net assets resulting from operations	$171,262

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$70,514	$143,593
Net realized gains (losses) from investments	170	(26,355)
Net change in unrealized appreciation (depreciation) on investments	100,578	112,323
Change in net assets resulting from operations	171,262	229,561
Distributions to Shareholders:
Adviser Shares	(315)	(753)
Fund Shares	(70,441)	(142,284)
Change in net assets resulting from distributions to shareholders	(70,756)	(143,037)
Change in net assets resulting from capital transactions	140,281	58,744
Change in net assets	240,787	145,268
Net Assets:
Beginning of period	4,777,208	4,631,940
End of period	$5,017,995	$4,777,208
Capital Transactions:
Adviser Shares
Proceeds from shares issued	$2,066	$9,970
Distributions reinvested	266	679
Cost of shares redeemed	(2,121)	(14,742)
Total Adviser Shares	$211	$(4,093)
Fund Shares
Proceeds from shares issued	$412,642	$885,615
Distributions reinvested	60,251	121,052
Cost of shares redeemed	(332,823)	(943,830)
Total Fund Shares	$140,070	$62,837
Change in net assets resulting from capital transactions	$140,281	$58,744
Share Transactions:
Adviser Shares
Issued	154	768
Reinvested	21	52
Redeemed	(158)	(1,119)
Total Adviser Shares	17	(299)
Fund Shares
Issued	30,449	67,541
Reinvested	4,435	9,222
Redeemed	(24,561)	(72,055)
Total Fund Shares	10,323	4,708
Change in Shares	10,340	4,409

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Intermediate-Term Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$13.36	0.18	(e)	0.28	0.46	(0.18)	(0.18)
Year Ended March 31, 2019	$13.12	0.38		0.23	0.61	(0.37)	(0.37)
Year Ended March 31, 2018	$13.07	0.38		0.05	0.43	(0.38)	(0.38)
Year Ended March 31, 2017	$13.61	0.38		(0.54)	(0.16)	(0.38)	(0.38)
Year Ended March 31, 2016	$13.58	0.41		0.03	0.44	(0.41)	(0.41)
Year Ended March 31, 2015	$13.36	0.42		0.22	0.64	(0.42)	(0.42)
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$13.37	0.19	(e)	0.28	0.47	(0.20)	(0.20)
Year Ended March 31, 2019	$13.12	0.41		0.24	0.65	(0.40)	(0.40)
Year Ended March 31, 2018	$13.08	0.41		0.04	0.45	(0.41)	(0.41)
Year Ended March 31, 2017	$13.61	0.42		(0.53)	(0.11)	(0.42)	(0.42)
Year Ended March 31, 2016	$13.59	0.44		0.02	0.46	(0.44)	(0.44)
Year Ended March 31, 2015	$13.36	0.45		0.23	0.68	(0.45)	(0.45)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets					Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)		Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Intermediate-Term Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	—		$13.64	3.45%	0.75%		2.63	%(g)	0.90%	$23,596	7%
Year Ended March 31, 2019	—		$13.36	4.75%	0.75%		2.85%		0.84%	$22,888	8%
Year Ended March 31, 2018	—		$13.12	3.28%	0.77	%(g)	2.83%		0.85%	$26,397	11%
Year Ended March 31, 2017	—	(h)	$13.07	(1.19)%	0.80%		2.84%		0.83%	$37,351	16%
Year Ended March 31, 2016	—	(h)	$13.61	3.28%	0.80%		3.02%		0.88%	$42,054	10%
Year Ended March 31, 2015	—		$13.58	4.81%	0.79	%(i)	3.06%		0.88%	$36,848	4%
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	—		$13.64	3.50%	0.51	%(f)	2.87%		0.51%	$4,994,399	7%
Year Ended March 31, 2019	—		$13.37	5.06%	0.52%		3.07%		0.52%	$4,754,320	8%
Year Ended March 31, 2018	—		$13.12	3.47%	0.51%		3.09%		0.51%	$4,605,543	11%
Year Ended March 31, 2017	—	(h)	$13.08	(0.84)%	0.52%		3.13%		0.52%	$4,280,892	16%
Year Ended March 31, 2016	—		$13.61	3.48%	0.54%		3.28%		0.54%	$4,332,360	10%
Year Ended March 31, 2015	—		$13.59	5.14%	0.55%		3.31%		0.55%	$3,894,482	4%

(f)  The expense ratio does not correlate to the applicable expense limit in place during the period given that the contractual expense limitation was not in effect until July 1, 2019. Details of the current expense limitation in effect can be found in Item 4 of the accompanying Notes to Financial Statements.

(g)  Effective August 1, 2017, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.75% of the Adviser Shares' average daily net assets. Prior to this date, the voluntary expense limit was 0.80%.

(h)  Amount is less than $0.005 per share.

(i)  Effective August 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average daily net assets. Prior to this date, the voluntary expense limit was 0.75%.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Intermediate-Term Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands).

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,994,619	$—	$4,994,619
Total	$—	$4,994,619	$—	$4,994,619

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$30,830	$33,285	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$347,533	$316,259

There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28%. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $3,513 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points) (a)	Annual Adjustment Rate (in basis points) (a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which was 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2019 through June 30, 2019, performance adjustments for Fund Shares and Adviser Shares were $452 and $0 thousand, respectively, and 0.01% and 0.00% of net assets, respectively. Base fees incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $3,367 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from July 1, 2019 through September 30, 2019 are $2,776 and $9 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from April 1, 2019 through June 30, 2019 were $893 and $9 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $397 and $3 thousand for the Fund Shares and Adviser Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $356 and $5 thousand for the Fund Shares and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through September 30, 2019 are $15 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from April 1, 2019 through June 30, 2019 are $15 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.75% and 0.48% for the Adviser Shares and Fund Shares, respectively.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 03/31/2023
$4

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.75% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect and are not available to be recouped by AMCO. For the period April 1, 2019 through June 30, 2019, amounts reimbursed by the Adviser Shares are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $10 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2019 were as follows (amounts in thousands):

Borrower or Lender	Amount Oustanding at September 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Borrower	$—	$4,376	5	2.70%	$6,030

*  For the six months ended September 30, 2019, based on the number of days borrowings were outstanding.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Tax-Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
$143,037	$—	$143,037

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$4,639	$(76,351)	$163,609	$91,897

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended March 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$20,996	$55,355	$76,351

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

USAA Mutual Funds Trust	Supplemental Information September 30, 2019

  (Unaudited)

Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
168,754,363	14,825,033	8,198,176

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid During Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Adviser Shares	$1,000.00	$1,034.50	$1,021.25	$3.81	$3.79	0.75%
Fund Shares	1,000.00	1,035.00	1,022.45	2.59	2.58	0.51%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment — was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-, three- and five-year periods ended December 31, 2018 and was in the top 10% of its performance universe for the ten-year period ended December 31, 2018. The Board took into account management's discussion of the Fund's performance, including its strong performance over the long-term.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy

Building Two

San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

39594-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Tax Exempt Long-Term Fund

Fund Shares (USTEX)

Adviser Shares (UTELX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	28
Notes to Financial Statements	30
Supplemental Information	39
Proxy Voting and Portfolio Holdings Information	40
Expense Examples	40
Advisory Contract Approval	41
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide investors with interest income that is exempt from federal income tax.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.5%)
Alabama (1.6%):
Chatom Industrial Development Board Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 8/1/37, Continuously Callable @ 100	$4,245	$4,364
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @ 100	4,500	5,257
Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	16,106
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @ 100	1,750	1,982
Selma Industrial Development Board Revenue, 5.80%, 5/1/34, Continuously Callable @ 100	2,000	2,044
State of Alabama Docks Department Revenue, 6.00%, 10/1/35, Pre-refunded 10/1/20 @ 100	7,000	7,322
		37,075
Arizona (3.0%):
Apache County Industrial Development Authority Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @ 100	5,000	5,311
Arizona Health Facilities Authority Revenue 5.00%, 2/1/42, Continuously Callable @ 100	6,000	6,399
3.43% (MUNISPA +1.85%), 2/1/48, (Put Date 2/1/23) (g) (h)	5,000	5,204
Arizona Industrial Development Authority Revenue, 5.00%, 7/1/52, Continuously Callable @ 100	1,725	2,002
City of Goodyear Water & Sewer Revenue, 5.63%, 7/1/39, Continuously Callable @ 100	5,000	5,151
City of Phoenix Civic Improvement Corp. Revenue(INS — National Public Finance Guarantee Corp.) Series B, 5.50%, 7/1/29 (a)	1,000	1,317
Series B, 5.50%, 7/1/30 (a)	1,500	2,008
Maricopa County Industrial Development Authority Revenue, 5.00%, 7/1/47, Continuously Callable @ 100	1,600	1,757
Maricopa County Pollution Control Corp. Revenue, 5.00%, 6/1/35, Continuously Callable @ 100	7,000	7,174
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @ 100	10,000	10,839
The Industrial Development Authority of the City of Phoenix Revenue 5.00%, 7/1/41, Continuously Callable @ 100	1,200	1,325
5.00%, 7/1/42, Continuously Callable @ 100	1,250	1,462
5.00%, 7/1/44, Continuously Callable @ 100	6,000	6,488
The Industrial Development Authority of the County of Pima Revenue 4.00%, 9/1/29, Continuously Callable @ 100	3,000	3,192
5.00%, 6/15/52, Continuously Callable @ 100 (b)	2,000	2,058
Series A, 4.50%, 6/1/30, Continuously Callable @ 100	2,685	2,871
Series A, 5.25%, 10/1/40, Continuously Callable @ 100	3,000	3,094
The Industrial Development Authority of the County of Yavapai Revenue, 4.00%, 8/1/43, Continuously Callable @ 100	1,725	1,936
		69,588

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue(INS — AMBAC Assurance Corp.) 0.00%, 7/1/28 (k)	$1,000	$822
0.00%, 7/1/29 (k)	1,165	929
0.00%, 7/1/30 (k)	1,150	887
0.00%, 7/1/36 (k)	2,500	1,513
		4,151
California (6.7%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @ 100	1,000	1,218
California State Public Works Board Revenue 5.00%, 6/1/31, Continuously Callable @ 100	2,950	3,336
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,152
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	1,110	1,195
Series B, 5.00%, 10/1/39, Continuously Callable @ 100	3,500	4,056
Series D, 5.00%, 12/1/29, Continuously Callable @ 100	2,500	2,692
Series D, 5.00%, 12/1/31, Continuously Callable @ 100	2,000	2,154
Cerritos Community College District, GO Series D, 0.00%, 8/1/31 (k)	1,000	787
Series D, 0.00%, 8/1/32 (k)	2,500	1,901
Series D, 0.00%, 8/1/33 (k)	2,175	1,592
Series D, 0.00%, 8/1/34 (k)	1,000	704
Series D, 0.00%, 8/1/35 (k)	1,500	1,016
Series D, 0.00%, 8/1/36 (k)	2,200	1,438
Coachella Valley Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series D, 0.00%, 8/1/41 (k)	8,500	4,385
Health & Educational Facility Authority Revenue(LIQ — Deutsche Bank AG), Series 2017-7007, 1.88%, 3/1/42, Callable 3/1/20 @ 100 (b) (a)	5,700	5,700
San Francisco Multifamily Housing Revenue(LOC — Deutsche Bank AG), Series DBE-8038, 1.93%, 12/1/52, Callable 12/1/20 @ 100 (b) (a)	10,000	10,000
El Camino Community College District, GO Series C, 0.00%, 8/1/34 (k)	3,000	2,180
Series C, 0.00%, 8/1/38 (k)	3,000	1,837
El Monte Union High School District, GO(INS — Assured Guaranty Municipal Corp.), 0.00%, 6/1/42 (k)	10,000	4,959
Escondido Union High School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @ 100	2,500	2,559
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Continuously Callable @ 100	2,000	2,261
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @ 100	1,580	1,585
Inland Empire Tobacco Securitization Corp. Revenue, Series B, 5.75%, 6/1/26, Pre-refunded 6/1/20 @ 100	5,415	5,579
Jurupa Public Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/33, Callable 9/1/20 @ 100	2,000	2,066
Los Alamitos Unified School District Certificate of Participation 0.00%, 8/1/34, Continuously Callable @ 100 (c)	1,200	1,312
0.00%, 8/1/42, Continuously Callable @ 100 (d)	4,500	4,691

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Monterey Peninsula Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	$3,000	$3,236
Paramount Unified School District, GO 0.00%, 8/1/34 (k)	1,860	1,302
0.00%, 8/1/35 (k)	2,000	1,349
0.00%, 8/1/36 (k)	2,750	1,791
0.00%, 8/1/37 (k)	2,750	1,730
Sacramento City Schools Joint Powers Financing Authority Revenue(INS — Build America Mutual Assurance Co.) Series A, 5.00%, 3/1/36, Continuously Callable @ 100	2,560	2,866
Series A, 5.00%, 3/1/40, Continuously Callable @ 100	2,000	2,225
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @ 100	2,500	3,019
San Marcos Schools Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 8/15/40, Pre-refunded 8/15/20 @ 100	3,000	3,099
San Ysidro School District, GO(INS — Assured Guaranty Municipal Corp.) Series G, 0.00%, 8/1/36 (k)	13,605	7,763
Series G, 0.00%, 8/1/37 (k)	14,285	7,794
Santa Ana Unified School District Certificate of Participation(INS — Assured Guaranty Municipal Corp.), 0.00%, 4/1/29 (k)	15,000	11,332
Southern California Public Power Authority Revenue, Series A, 5.00%, 7/1/40, Continuously Callable @ 100	5,000	5,136
State of California, GO 5.25%, 4/1/35, Continuously Callable @ 100	8,000	8,734
5.00%, 2/1/38, Continuously Callable @ 100	6,750	7,518
5.00%, 10/1/47, Continuously Callable @ 100	5,000	5,954
Stockton Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series D, 0.00%, 8/1/34 (k)	8,885	5,971
Sacramento City Financing Authority Revenue(LIQ — Deutsche Bank AG), Series 2016-XG0067, 1.69%, 12/1/30 (b) (a)	400	400
Washington Township Health Care District Revenue Series A, 5.25%, 7/1/30, Continuously Callable @ 100	5,180	5,314
Series A, 5.50%, 7/1/38, Continuously Callable @ 100	5,000	5,131
		165,019
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue 4.00%, 12/1/48, Continuously Callable @ 100	2,500	2,736
5.00%, 4/1/53, Continuously Callable @ 100	750	870
Series A, 5.25%, 4/1/43, Continuously Callable @ 100	2,500	2,721
Colorado Health Facilities Authority Revenue 5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,476
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,201
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,566
Series A, 4.00%, 8/1/49, Continuously Callable @ 100	2,500	2,686
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @ 100	750	828
E-470 Public Highway Authority Revenue, Series C, 5.38%, 9/1/26, Continuously Callable @ 100	2,000	2,071
E-470 Public Highway Authority Revenue(INS — National Public Finance Guarantee Corp.), Series B, 0.00%, 9/1/35, Continuously Callable @ 64 (k)	10,000	5,163

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Park Creek Metropolitan District Revenue 5.00%, 12/1/45, Continuously Callable @ 100	$1,000	$1,145
5.00%, 12/1/46, Continuously Callable @ 100	2,500	2,861
5.00%, 12/1/51, Continuously Callable @ 100	2,000	2,291
Rampart Range Metropolitan District No. 1 Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @ 100	4,000	4,809
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @ 100	5,000	5,572
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @ 100	1,000	1,120
		49,116
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue Series A, 4.00%, 7/1/49, Continuously Callable @ 100	3,000	3,267
Series O, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	2,000	2,055
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31 (f)	58,980	2,204
State of Connecticut, GO Series A, 5.00%, 4/15/38, Continuously Callable @ 100	5,500	6,649
Series A, 5.00%, 4/15/39, Continuously Callable @ 100	1,550	1,897
		16,072
Delaware (0.2%):
Delaware State Economic Development Authority Revenue, 5.40%, 2/1/31, Continuously Callable @ 100	4,000	4,118
District of Columbia (1.6%):
District of Columbia Revenue 5.00%, 7/1/36, Continuously Callable @ 100	1,305	1,424
5.00%, 7/1/42, Continuously Callable @ 100	1,500	1,631
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,988
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,696
5.00%, 7/1/49, Continuously Callable @ 100	1,275	1,512
5.00%, 7/1/54, Continuously Callable @ 100	1,140	1,338
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @ 100	10,000	10,716
Metropolitan Washington Airports Authority Revenue, Series A, 5.00%, 10/1/39, Continuously Callable @ 100	5,000	5,170
Washington Convention & Sports Authority Tax Allocation, 5.00%, 10/1/40, Continuously Callable @ 100	10,000	10,324
		35,799
Florida (8.3%):
City of Atlantic Beach Revenue Series A, 5.00%, 11/15/48, Continuously Callable @ 103	2,000	2,255
Series B, 5.63%, 11/15/43, Continuously Callable @ 100	7,000	7,823
City of Clearwater Water & Sewer Revenue, Series A, 5.25%, 12/1/39, Pre-refunded 12/1/19 @ 100	2,000	2,013
City of Gainesville Utilities System Revenue, Series C, 5.25%, 10/1/34, Continuously Callable @ 100	3,950	4,098
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @ 100	2,270	2,498

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Lakeland Revenue 5.00%, 9/1/37, Continuously Callable @ 100	$500	$542
5.00%, 9/1/42, Continuously Callable @ 100	1,000	1,082
City of Miami Beach Parking Revenue, Series B, 5.00%, 9/1/40, Continuously Callable @ 100	2,000	2,056
City of Miami Parking System Revenue(INS — Assured Guaranty Corp.), 5.00%, 10/1/34, Continuously Callable @ 100	1,500	1,504
City of Miami Revenue(INS — Assured Guaranty Municipal Corp.) Series A, 5.25%, 7/1/35, Continuously Callable @ 100	13,125	13,481
Series A, 5.25%, 7/1/39, Continuously Callable @ 100	4,000	4,106
County of Escambia Revenue, Series B, 6.25%, 11/1/33, Continuously Callable @ 100	1,500	1,505
County of Miami-Dade Aviation Revenue 5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	525	544
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	6,350	6,580
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	18,330	19,063
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	4,875	5,070
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @ 100	1,750	1,967
County of Miami-Dade Water & Sewer System Revenue, 5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	3,950	4,093
Florida Department of Children & Families Certificate of Participation, 5.00%, 10/1/25, Continuously Callable @ 100	5,675	5,691
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 3/1/44, Continuously Callable @ 100	4,280	4,875
5.00%, 3/1/49, Continuously Callable @ 100	1,250	1,418
Series A, 5.00%, 4/1/32, Continuously Callable @ 100	600	647
Series A, 5.25%, 4/1/42, Continuously Callable @ 100	1,500	1,616
Florida Municipal Loan Council Revenue(INS — Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @ 100	2,500	2,677
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @ 100	3,000	3,391
Lee County Industrial Development Authority Revenue 5.75%, 10/1/42, Continuously Callable @ 100	4,000	4,278
5.00%, 11/15/44, Continuously Callable @ 103	3,750	4,365
5.50%, 10/1/47, Continuously Callable @ 102	5,000	5,407
5.00%, 11/15/49, Continuously Callable @ 103	8,600	9,994
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @ 100	4,500	4,925
Miami-Dade County Expressway Authority Revenue Series A, 5.00%, 7/1/39, Continuously Callable @ 100	5,000	5,676
Series A, 5.00%, 7/1/40, Continuously Callable @ 100	5,000	5,117
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @ 100	2,000	2,132
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @ 100	1,500	1,625
Orlando-Orange County Expressway Authority Revenue Series A, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	4,745	4,871
Series A, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	1,255	1,288
Series C, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	2,000	2,053

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Palm Beach County Health Facilities Authority Revenue 5.00%, 5/15/41, Continuously Callable @ 100	$5,000	$5,564
5.00%, 11/15/45, Continuously Callable @ 103	2,000	2,303
Palm Beach County Solid Waste Authority Revenue 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	166
5.00%, 10/1/31, Continuously Callable @ 100	9,845	10,539
Pinellas County Educational Facilities Authority Revenue 5.00%, 10/1/27, Continuously Callable @ 100	1,000	1,064
5.25%, 10/1/30, Continuously Callable @ 100	1,000	1,071
6.00%, 10/1/41, Continuously Callable @ 100	3,650	3,866
Polk County Industrial Development Authority Revenue 5.00%, 1/1/49, Continuously Callable @ 103	1,000	1,113
5.00%, 1/1/55, Continuously Callable @ 103	1,000	1,114
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @ 103	1,835	2,046
St. Petersburg Health Facilities Authority Revenue, 6.50%, 11/15/39, Pre-refunded 11/15/19 @ 100	3,000	3,017
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 11/1/19 @ 100	2,200	2,205
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,345
Avenir Community Development District Revenue(LIQ — Deutsche Bank AG), Series 2018-XF1074, 1.83%, 5/1/49, Callable 11/1/38 @ 100 (b) (a)	8,655	8,655
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Continuously Callable @ 100	2,000	2,280
Volusia County Educational Facility Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	2,350	2,523
		203,197
Georgia (1.9%):
Appling County Development Authority Revenue, 1.82%, 9/1/41, Continuously Callable @ 100 (c)	12,700	12,700
City of Atlanta GA Department of Aviation Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @ 100	3,500	3,531
Dahlonega Downtown Development Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/40, Pre-refunded 7/1/20 @ 100	4,000	4,110
Floyd County Development Authority Revenue, 1.82%, 9/1/26, Continuously Callable @ 100 (a)	880	880
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @ 100	1,500	1,704
Heard County Development Authority Revenue, 1.84%, 9/1/26, Continuously Callable @ 100 (a)	1,300	1,300
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,154
Monroe County Development Authority Revenue 1.82%, 4/1/32, Continuously Callable @ 100 (a)	6,400	6,400
1.82%, 11/1/48, Continuously Callable @ 100 (a)	4,490	4,490
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/32, Continuously Callable @ 100	1,600	1,693

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Thomasville Hospital Authority Revenue 5.25%, 11/1/35, Pre-refunded 11/2/20 @ 100	$1,000	$1,042
5.38%, 11/1/40, Pre-refunded 11/2/20 @ 100	1,250	1,305
		43,309
Idaho (0.1%):
Idaho Health Facilities Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	1,500	1,540
Illinois (14.0%):
Bureau County Township High School District No. 502, GO(INS — Build America Mutual Assurance Co.) Series A, 5.00%, 12/1/37, Continuously Callable @ 100	1,530	1,804
Series A, 5.00%, 12/1/38, Continuously Callable @ 100	1,555	1,830
Series A, 5.00%, 12/1/39, Continuously Callable @ 100	1,400	1,646
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @ 100	5,000	5,688
Chicago Midway International Airport Revenue Series B, 5.00%, 1/1/41, Continuously Callable @ 100	2,500	2,927
Series B, 5.00%, 1/1/46, Continuously Callable @ 100	3,500	4,087
Chicago O'Hare International Airport Revenue 5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	4,200	4,429
5.75%, 1/1/39, Continuously Callable @ 100	800	840
5.75%, 1/1/43, Continuously Callable @ 100	5,000	5,568
Series C, 5.00%, 1/1/41, Continuously Callable @ 100	5,000	5,948
Chicago Park District, GO, Series A, 5.00%, 1/1/40, Continuously Callable @ 100	3,000	3,422
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @ 100	3,924	3,932
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @ 100	4,000	4,331
Series C, 5.00%, 1/1/39, Continuously Callable @ 100	3,000	3,345
City of Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @ 100	3,000	3,392
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @ 100	3,000	3,377
City of Springfield Electric Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @ 100	3,000	3,409
Cook County Community College District No. 508, GO(INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @ 100	9,500	11,030
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @ 100	7,750	9,188
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @ 100	2,000	2,193
Illinois Finance Authority Revenue 5.00%, 4/1/26, Continuously Callable @ 100	2,000	2,004
3.90%, 3/1/30, Continuously Callable @ 100	14,000	14,992
5.00%, 4/1/31, Continuously Callable @ 100	4,500	4,509
5.50%, 4/1/32, Continuously Callable @ 100	7,065	7,066
4.00%, 2/1/33, Continuously Callable @ 100	6,000	6,294
5.00%, 4/1/36, Continuously Callable @ 100	7,000	7,018
5.00%, 5/15/37, Continuously Callable @ 100	700	774
4.00%, 3/1/38, Continuously Callable @ 100	2,000	2,198
5.25%, 10/1/39, Continuously Callable @ 100	1,205	1,208
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/41, Continuously Callable @ 100	$10,980	$12,172
5.00%, 8/1/42, Continuously Callable @ 100	750	844
6.00%, 7/1/43, Continuously Callable @ 100	5,000	5,650
5.00%, 1/1/44, Continuously Callable @ 100	10,000	11,561
5.00%, 8/15/44, Continuously Callable @ 100	2,000	2,243
4.00%, 12/1/46, Continuously Callable @ 100	4,500	4,618
5.00%, 2/15/47, Continuously Callable @ 100	1,000	1,124
5.00%, 5/15/47, Continuously Callable @ 100	1,155	1,258
5.00%, 8/1/47, Continuously Callable @ 100	750	836
5.00%, 12/1/47, Continuously Callable @ 100	2,000	2,195
5.00%, 10/1/49, Continuously Callable @ 100	1,250	1,500
5.00%, 2/15/50, Continuously Callable @ 100	500	561
5.00%, 10/1/51, Continuously Callable @ 100	1,000	1,191
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	8,000	8,553
Series A, 4.00%, 7/1/38, Continuously Callable @ 100	5,000	5,385
Series A, 4.00%, 10/1/40, Continuously Callable @ 100	12,395	13,480
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @ 100	4,000	4,481
Metropolitan Pier & Exposition Authority Revenue(INS — National Public Finance Guarantee Corp.) 5.50%, 6/15/20, Continuously Callable @ 100 (a)	660	662
5.55%, 6/15/21, Continuously Callable @ 100 (a)	1,045	1,048
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @ 100	9,000	9,743
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,686
Regional Transportation Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.75%, 6/1/20	23,980	24,644
Regional Transportation Authority Revenue(INS — National Public Finance Guarantee Corp.), 6.50%, 7/1/30 (j)	37,550	51,769
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @ 100	15,000	16,196
Series A, 5.75%, 1/1/53, Continuously Callable @ 100	2,000	2,399
State of Illinois, GO, Series A, 5.00%, 10/1/33, Continuously Callable @ 100	2,000	2,273
State of Illinois, GO(INS — Assured Guaranty Municipal Corp.) 4.00%, 2/1/31, Continuously Callable @ 100	1,000	1,091
4.00%, 2/1/32, Continuously Callable @ 100	1,000	1,090
Series A, 5.00%, 4/1/29, Continuously Callable @ 100	8,000	8,739
University of Illinois Revenue, Series A, 5.13%, 4/1/36, Continuously Callable @ 100	1,000	1,050
Village of Rosemont, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @ 100	10,000	11,448
		348,963
Indiana (1.7%):
Evansville Redevelopment Authority Revenue(INS — Build America Mutual Assurance Co.) 4.00%, 2/1/38, Continuously Callable @ 100	5,540	6,069
4.00%, 2/1/39, Continuously Callable @ 100	3,605	3,922
Indiana Finance Authority Revenue 5.00%, 2/1/40, Continuously Callable @ 100	1,495	1,677

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/44, Continuously Callable @ 100	$4,000	$4,349
5.00%, 11/15/53, Continuously Callable @ 103	6,000	6,769
Series A, 5.00%, 6/1/39, Continuously Callable @ 100	5,000	5,241
Series A, 5.50%, 4/1/46, Continuously Callable @ 100	5,000	5,576
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @ 100	7,000	7,918
		41,521
Iowa (0.5%):
Iowa Finance Authority Revenue 5.00%, 5/15/41, Continuously Callable @ 100	6,235	6,939
Series B, 5.00%, 2/15/48, Continuously Callable @ 100	4,000	4,752
		11,691
Kansas (0.4%):
City of Coffeyville Electric System Revenue(INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Continuously Callable @ 100 (b)	2,500	2,881
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @ 100	5,000	5,912
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @ 100	2,000	2,338
		11,131
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @ 100	1,000	1,102
County of Owen Revenue, Series A, 6.25%, 6/1/39, Continuously Callable @ 100	2,000	2,007
Kentucky Economic Development Finance Authority Revenue 5.00%, 5/15/46, Continuously Callable @ 100	5,500	5,843
Series B, 5.00%, 8/15/41, Continuously Callable @ 100	3,000	3,457
Kentucky Economic Development Finance Authority Revenue(INS — Assured Guaranty Municipal Corp.)
4.00%, 12/1/41, Continuously Callable @ 100	500	544
Series A, 5.00%, 12/1/45, Continuously Callable @ 100	2,000	2,379
		15,332
Louisiana (4.1%):
City of Shreveport Water & Sewer Revenue 5.00%, 12/1/40, Continuously Callable @ 100	1,000	1,150
Series B, 5.00%, 12/1/41, Continuously Callable @ 100	5,500	6,427
Series B, 4.00%, 12/1/49, Continuously Callable @ 100	1,000	1,096
City of Shreveport Water & Sewer Revenue(INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @ 100	2,100	2,553
City of Shreveport Water & Sewer Revenue(INS — Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @ 100	1,100	1,208
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @ 100	7,000	7,868
Lafayette Public Trust Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.50%, 10/1/35, Pre-refunded 10/1/20 @ 100	2,500	2,602
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
3.50%, 11/1/32, Continuously Callable @ 100	6,250	6,675
Series A, 6.50%, 8/1/29, Continuously Callable @ 100	3,750	3,901

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/39, Continuously Callable @ 100	$1,685	$2,002
4.00%, 10/1/46, Continuously Callable @ 100	8,210	8,816
5.00%, 10/1/48, Continuously Callable @ 100	5,000	5,815
Louisiana Public Facilities Authority Revenue 5.00%, 7/1/37, Continuously Callable @ 100	1,500	1,728
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	17
4.00%, 5/15/41, Continuously Callable @ 100	1,235	1,299
5.00%, 11/1/45, Continuously Callable @ 100	6,000	6,748
5.00%, 5/15/46, Continuously Callable @ 100	5,000	5,789
4.00%, 12/15/50, Continuously Callable @ 100	1,000	1,105
5.00%, 7/1/52, Continuously Callable @ 100	400	464
4.00%, 1/1/56, Continuously Callable @ 100	9,000	9,362
5.00%, 7/1/57, Continuously Callable @ 100	2,000	2,311
Louisiana Public Facilities Authority Revenue(INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @ 100	5,000	5,753
Parish of St. Charles Revenue, 4.00%, 12/1/40 (a)	6,750	7,137
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @ 100	6,000	7,190
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @ 100	1,500	1,659
		100,675
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @ 100	9,000	9,419
Massachusetts (1.2%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @ 100	1,000	1,088
5.00%, 7/1/44, Continuously Callable @ 100	3,000	3,390
5.00%, 7/1/44, Continuously Callable @ 100	3,000	3,489
5.00%, 7/1/46, Continuously Callable @ 100	1,000	1,147
5.00%, 7/1/47, Continuously Callable @ 100	2,280	2,551
Series A, 5.50%, 7/1/44, Continuously Callable @ 100	4,000	4,377
Series A, 4.00%, 10/1/46, Continuously Callable @ 100	3,370	3,464
Series A, 4.00%, 6/1/49, Continuously Callable @ 100	1,000	1,072
Series E, 4.00%, 7/1/38, Continuously Callable @ 100	1,000	1,077
Series J2, 5.00%, 7/1/53, Continuously Callable @ 100	10,000	11,877
Massachusetts Health & Educational Facilities Authority Revenue Series E, 5.00%, 7/15/32, Continuously Callable @ 100	3,500	3,506
Series E, 5.00%, 7/15/37, Continuously Callable @ 100	500	501
		37,539
Michigan (1.9%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @ 100	2,000	2,164
County of Genesee, GO(INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @ 100	2,900	3,373
Downriver Utility Wastewater Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @ 100	2,500	3,025

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Jackson Public Schools, GO(NBGA — Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @ 100	$6,000	$7,185
5.00%, 5/1/48, Continuously Callable @ 100	3,000	3,590
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @ 100	2,750	3,234
Lansing Board of Water & Light Revenue, Series A, 5.00%, 7/1/37, Continuously Callable @ 100	4,500	4,766
Livonia Public Schools, GO(INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @ 100	4,000	4,701
Michigan Finance Authority Revenue 5.00%, 11/1/43, Continuously Callable @ 100	1,000	1,226
4.00%, 2/15/47, Continuously Callable @ 100	8,000	8,812
Series A, 4.00%, 11/15/50, Continuously Callable @ 100	3,000	3,308
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @ 100	2,000	2,205
Michigan Strategic Fund Revenue, 5.63%, 7/1/20	3,000	3,096
		50,685
Minnesota (0.1%):
Minnesota Higher Education Facilities Authority Revenue, Series A, 5.00%, 10/1/39, Pre-refunded 10/1/19 @ 100	2,500	2,500
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @ 100	3,000	3,209
Missouri (2.4%):
Cape Girardeau County Industrial Development Authority Revenue 5.00%, 3/1/36, Continuously Callable @ 100	750	873
Series A, 6.00%, 3/1/33, Continuously Callable @ 103	2,460	2,799
Hannibal Industrial Development Authority Revenue, 5.00%, 10/1/47, Continuously Callable @ 100	3,000	3,450
Health & Educational Facilities Authority of the State of Missouri Revenue 5.00%, 5/15/40, Continuously Callable @ 103	5,510	6,101
5.00%, 2/1/42, Continuously Callable @ 104	3,500	3,976
4.00%, 2/1/48, Continuously Callable @ 100 (i)	10,000	10,540
Series A, 5.00%, 11/15/43, Continuously Callable @ 100	1,000	1,201
Series A, 4.00%, 2/15/54, Continuously Callable @ 100	2,500	2,758
Missouri Development Finance Board Revenue, 4.00%, 6/1/46, Continuously Callable @ 100	17,775	18,633
St. Louis County Industrial Development Authority Revenue 5.88%, 9/1/43, Continuously Callable @ 100	5,000	5,526
5.00%, 9/1/48, Continuously Callable @ 100	2,000	2,227
St. Louis Municipal Finance Corp. Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @ 100	3,065	3,696
Stoddard County Industrial Development Authority Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @ 103	2,040	2,310
		64,090

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Montana (0.4%):
City of Forsyth Revenue 3.90%, 3/1/31, Callable 3/1/23 @ 100 (a)	$4,000	$4,233
5.00%, 5/1/33, Continuously Callable @ 102	5,000	5,168
		9,401
Nebraska (0.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,730
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @ 100	3,400	3,895
		6,625
Nevada (1.4%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @ 100	2,775	3,208
County of Clark Department of Aviation Revenue, Series A, 5.13%, 7/1/34, Continuously Callable @ 100	11,000	11,099
County of Clark Department of Aviation Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.25%, 7/1/39, Continuously Callable @ 100	5,000	5,045
Las Vegas Convention & Visitors Authority Revenue Series C, 4.00%, 7/1/41, Continuously Callable @ 100	4,400	4,729
Series C, 4.00%, 7/1/46, Continuously Callable @ 100	12,140	12,945
		37,026
New Jersey (5.2%):
New Jersey Economic Development Authority Revenue 3.18%, 3/1/28, Callable 3/1/23 @ 100 (a)	20,000	19,679
5.00%, 6/15/28, Continuously Callable @ 100	2,000	2,162
Series A, 5.00%, 6/15/47, Continuously Callable @ 100	3,000	3,384
Series AAA, 5.00%, 6/15/41, Continuously Callable @ 100	4,000	4,513
Series B, 5.00%, 6/15/43, Continuously Callable @ 100	3,500	4,015
Series GG, 5.00%, 9/1/24, Continuously Callable @ 100	6,000	6,280
Series UU, 5.00%, 6/15/40, Continuously Callable @ 100	10,000	10,970
Series WW, 5.25%, 6/15/40, Continuously Callable @ 100	3,000	3,392
New Jersey Economic Development Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @ 100	1,200	1,417
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/36, Continuously Callable @ 100	5,000	5,665
Series F, 5.00%, 7/1/47, Continuously Callable @ 100	3,000	3,412
New Jersey Health Care Facilities Financing Authority Revenue 5.00%, 10/1/38, Continuously Callable @ 100	2,250	2,592
Series A, 5.63%, 7/1/32, Pre-refunded 7/1/21 @ 100	15,000	16,090
New Jersey Health Care Facilities Financing Authority Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @ 100	1,250	1,426
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @ 100	4,000	4,685
Series A, 5.00%, 12/15/36, Continuously Callable @ 100	2,125	2,489
Series AA, 5.25%, 6/15/41, Continuously Callable @ 100	2,000	2,239
Series BB, 4.00%, 6/15/50, Continuously Callable @ 100 (i)	15,000	15,561
See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Morris County Improvement Authority Revenue(LIQ — Deutsche Bank AG), Series 2018-XF1067, 1.83%, 10/1/47, Callable 10/1/25 @ 100 (b) (a)	$13,150	$13,150
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @ 100	3,000	3,462
		126,583
New Mexico (0.5%):
City of Farmington Revenue, 5.90%, 6/1/40, Continuously Callable @ 100	5,000	5,122
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @ 102	5,750	6,474
		11,596
New York (2.0%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, 5.38%, 10/1/41, Continuously Callable @ 100	2,040	2,146
Metropolitan Transportation Authority Revenue, Series A, 2.46%, 11/15/32	5,000	3,627
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	16,130	22,140
2.80%, 9/15/69, Continuously Callable @ 100 (i)	1,500	1,528
New York State Dormitory Authority Revenue, 5.25%, 7/1/29, Continuously Callable @ 100	2,250	2,256
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @ 100	2,000	2,332
Triborough Bridge & Tunnel Authority Revenue Series A, 0.00%, 11/15/31 (k)	5,000	3,747
Series A, 0.00%, 11/15/32 (k)	3,000	2,175
Series B, 0.00%, 11/15/32 (k)	2,500	1,846
Troy Capital Resource Corp. Revenue, Series A, 5.00%, 9/1/30, Continuously Callable @ 100	2,000	2,067
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @ 100	1,000	1,117
		44,981
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue, Series A, 6.25%, 11/1/33, Continuously Callable @ 100	5,000	5,018
North Carolina Capital Facilities Finance Agency Revenue, 4.63%, 11/1/40, Continuously Callable @ 100	10,000	10,310
North Carolina Medical Care Commission Revenue, 5.00%, 1/1/49, Continuously Callable @ 104	2,725	3,048
		18,376
North Dakota (0.6%):
City of Fargo Revenue, 6.25%, 11/1/31, Continuously Callable @ 100	4,685	5,133
County of McLean Revenue, Series A, 4.88%, 7/1/26, Continuously Callable @ 100	2,500	2,559
County of Ward Revenue, Series C, 5.00%, 6/1/53, Continuously Callable @ 100	7,500	8,468
		16,160
Ohio (2.7%):
Buckeye Tobacco Settlement Financing Authority Revenue Series A-2, 5.88%, 6/1/30, Continuously Callable @ 100	10,000	10,079
Series A-2, 5.75%, 6/1/34, Continuously Callable @ 100	10,000	10,003

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @ 100	$2,700	$2,991
City of Cleveland Airport System Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,073
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @ 100	9,000	9,811
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @ 100	2,500	2,745
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @ 100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @ 100	6,000	7,201
County of Montgomery Revenue 4.00%, 11/15/42, Continuously Callable @ 100	2,000	2,181
4.00%, 11/15/45, Continuously Callable @ 100	2,000	2,157
County of Ross Revenue 5.00%, 12/1/44, Continuously Callable @ 100	3,100	3,752
5.00%, 12/1/49, Continuously Callable @ 100	6,000	7,234
Ohio Air Quality Development Authority Revenue, Series A, 5.70%, 8/1/20 (e)	6,000	4,962
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @ 104	1,000	1,047
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @ 100	2,000	2,237
		67,794
Oklahoma (0.9%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @ 100	4,200	4,401
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @ 100	4,250	5,063
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @ 100	10,000	10,708
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @ 102	2,000	2,261
		22,433
Oregon (0.2%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @ 100	960	963
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @ 100	2,000	2,095
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/48, Continuously Callable @ 102	1,000	1,144
Yamhill County Hospital Authority Revenue, 5.00%, 11/15/51, Continuously Callable @ 102	1,180	1,304
		5,506
Pennsylvania (6.3%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.50%, 3/1/31, Pre-refunded 3/1/21 @ 100	750	793
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @ 100	6,500	7,629
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @ 100	3,170	3,849
Allegheny County Sanitary Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/40, Continuously Callable @ 100	4,000	4,146

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Allentown Commercial & Industrial Development Authority Revenue, 6.25%, 7/1/47, Continuously Callable @ 100 (b)	$5,000	$5,116
Altoona Area School District, GO(INS — Build America Mutual Assurance Co.) 5.00%, 12/1/45, Continuously Callable @ 100	1,000	1,160
5.00%, 12/1/48, Continuously Callable @ 100	300	348
Armstrong School District, GO Series A, 4.00%, 3/15/38, Continuously Callable @ 100 (i)	1,000	1,141
Series A, 4.00%, 3/15/41, Continuously Callable @ 100 (i)	2,250	2,531
Berks County Industrial Development Authority Revenue 5.00%, 5/15/48, Continuously Callable @ 102	1,000	1,124
5.00%, 11/1/50, Continuously Callable @ 100	8,500	9,796
Bucks County Industrial Development Authority Revenue, 4.00%, 8/15/50, Continuously Callable @ 100	3,000	3,220
Canon Mcmillan School District, GO 4.00%, 6/1/48, Continuously Callable @ 100 (i)	4,605	5,047
4.00%, 6/1/50, Continuously Callable @ 100 (i)	6,065	6,632
Chester County Industrial Development Authority Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @ 100	3,250	3,510
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @ 100	500	611
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @ 100	1,000	1,192
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @ 100	5,000	6,015
Erie Parking Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.13%, 9/1/32, Pre-refunded 9/1/20 @ 100	480	496
5.13%, 9/1/32, Continuously Callable @ 100	1,390	1,431
5.20%, 9/1/35, Pre-refunded 9/1/20 @ 100	595	616
5.20%, 9/1/35, Continuously Callable @ 100	1,700	1,751
Montgomery County Higher Education & Health Authority Revenue 4.00%, 9/1/49, Continuously Callable @ 100	2,500	2,714
4.00%, 9/1/51, Continuously Callable @ 100	3,500	3,780
Montgomery County Industrial Development Authority Revenue 5.00%, 12/1/44, Continuously Callable @ 103	1,000	1,160
5.00%, 12/1/48, Continuously Callable @ 102	2,000	2,258
5.00%, 12/1/49, Continuously Callable @ 103	1,000	1,154
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @ 100	4,000	4,281
5.00%, 8/15/48, Continuously Callable @ 100	2,440	2,903
Northeastern Pennsylvania Hospital & Education Authority Revenue 5.00%, 5/1/44, Continuously Callable @ 100	1,000	1,165
5.00%, 5/1/49, Continuously Callable @ 100	1,350	1,574
Pennsylvania Economic Development Financing Authority Revenue, 4.00%, 10/1/23, Continuously Callable @ 100	7,000	7,156
Pennsylvania Higher Educational Facilities Authority Revenue Series A, 5.25%, 7/15/33, Continuously Callable @ 100	1,970	2,160
Series A, 5.50%, 7/15/38, Continuously Callable @ 100	2,750	3,028
Pennsylvania Turnpike Commission Revenue 5.00%, 12/1/37, Continuously Callable @ 100	1,000	1,188
Series A, 4.00%, 12/1/49, Continuously Callable @ 100	5,000	5,516

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 12/1/46, Continuously Callable @ 100	$3,000	$3,429
Series A-1, 5.00%, 12/1/47, Continuously Callable @ 100	4,000	4,785
Series A-2, 5.00%, 12/1/33, Continuously Callable @ 100 (a)	1,250	1,524
Series B, 5.00%, 6/1/39, Continuously Callable @ 100	8,000	9,262
Series B, 5.00%, 12/1/43, Continuously Callable @ 100	5,000	6,049
Series B, 5.25%, 12/1/44, Continuously Callable @ 100	10,000	11,414
Series B-1, 5.00%, 6/1/42, Continuously Callable @ 100	4,000	4,691
Pittsburgh Water & Sewer Authority Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @ 100	5,000	6,190
Reading School District, GO(INS — Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @ 100 (i)	1,055	1,157
School District of Philadelphia, GO Series B, 5.00%, 9/1/43, Continuously Callable @ 100	2,500	2,992
Series F, 5.00%, 9/1/37, Continuously Callable @ 100	1,000	1,175
Series F, 5.00%, 9/1/38, Continuously Callable @ 100	2,000	2,349
Scranton School District, GO(INS — Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @ 100	1,025	1,150
Washington County Industrial Development Authority Revenue, 5.00%, 11/1/36, Pre-refunded 5/1/20 @ 100	3,200	3,267
Wilkes-Barre Area School District, GO(INS — Build America Mutual Assurance Co.) 4.00%, 4/15/49, Continuously Callable @ 100	750	835
5.00%, 4/15/59, Continuously Callable @ 100	3,000	3,601
		172,061
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @ 100	2,000	2,018
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,353
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @ 100	180	181
		2,534
South Carolina (0.5%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @ 100	2,500	2,776
County of Greenwood Revenue, 5.38%, 10/1/39, Pre-refunded 10/1/19 @ 100	2,250	2,250
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @ 100	7,000	8,172
		13,198
South Dakota (0.3%):
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Continuously Callable @ 100	500	556
South Dakota Health & Educational Facilities Authority Revenue 5.25%, 11/1/29, Continuously Callable @ 100	2,500	2,507
Series A, 5.00%, 7/1/42, Continuously Callable @ 100	4,000	4,212
		7,275

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tennessee (0.5%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 1.75%, 5/1/39, Continuously Callable @ 100 (a)	$900	$900
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @ 100	2,000	2,343
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @ 100	2,000	2,147
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @ 100	1,500	1,728
5.00%, 7/1/46, Continuously Callable @ 100	4,000	4,646
		11,764
Texas (18.0%):
Arlington Higher Education Finance Corp. Revenue(NBGA — Texas Permanent School Fund) 4.00%, 8/15/43, Continuously Callable @ 100	10,000	11,253
Series A, 5.00%, 2/15/41, Continuously Callable @ 100	3,000	3,507
Series A, 5.00%, 12/1/53, Continuously Callable @ 100	7,200	8,531
Bexar County Health Facilities Development Corp. Revenue 5.00%, 7/15/42, Continuously Callable @ 105	600	667
4.00%, 7/15/45, Continuously Callable @ 100	8,450	8,579
Central Texas Regional Mobility Authority Revenue 5.75%, 1/1/31, Pre-refunded 1/1/21 @ 100	6,000	6,321
4.00%, 1/1/41, Continuously Callable @ 100	5,000	5,278
5.00%, 1/1/42, Continuously Callable @ 100	2,500	2,721
Series A, 5.00%, 1/1/45, Continuously Callable @ 100	3,500	3,985
Central Texas Turnpike System Revenue Series A, 5.00%, 8/15/41, Continuously Callable @ 100	3,850	4,185
Series C, 5.00%, 8/15/42, Continuously Callable @ 100	6,500	7,286
Central Texas Turnpike System Revenue(INS — AMBAC Assurance Corp.), Series A, 0.00%, 8/15/30 (k)	18,530	14,258
City of Arlington Special Tax(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @ 100	7,500	8,968
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @ 100	5,900	6,472
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @ 100	3,715	4,236
City of Irving Revenue, Series B, 5.00%, 8/15/43, Continuously Callable @ 100	2,390	2,395
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @ 100	700	768
Clifton Higher Education Finance Corp. Revenue 6.00%, 8/15/33, Continuously Callable @ 100	1,000	1,144
6.00%, 8/15/43, Continuously Callable @ 100	2,750	3,144
Clifton Higher Education Finance Corp. Revenue(NBGA — Texas Permanent School Fund) 5.00%, 8/15/39, Continuously Callable @ 100	4,250	4,841
5.00%, 8/15/48, Continuously Callable @ 100	10,000	11,989
County of Bexar Revenue 4.00%, 8/15/44, Continuously Callable @ 100	500	562
4.00%, 8/15/49, Continuously Callable @ 100	1,700	1,892

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Dallas/Fort Worth International Airport Revenue, Series G, 5.00%, 11/1/34, Continuously Callable @ 100	$4,000	$4,147
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @ 100	6,500	7,684
Harris County Cultural Education Facilities Finance Corp. Revenue 5.25%, 10/1/29	4,000	4,000
5.00%, 6/1/38, Continuously Callable @ 100	6,100	6,532
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @ 100	15,000	16,257
Harris County Industrial Development Corp. Revenue, 5.00%, 2/1/23, Pre-refunded 12/1/19 @ 100	7,000	7,041
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Continuously Callable @ 100	10,000	10,853
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @ 100	6,000	6,395
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @ 100	1,900	2,179
Laredo Community College District Revenue(INS — Assured Guaranty Municipal Corp.), 5.25%, 8/1/35, Pre-refunded 8/1/20 @ 100	3,000	3,095
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @ 100	9,615	10,177
4.00%, 6/1/30, Continuously Callable @ 100	6,000	6,351
Midlothian Independent School District, GO(NBGA — Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @ 100	15,000	18,153
New Hope Cultural Education Facilities Finance Corp. Revenue 5.00%, 7/1/47, Continuously Callable @ 102	1,000	1,069
5.00%, 4/1/48, Continuously Callable @ 100	1,250	1,283
Series A, 5.00%, 7/1/47, Continuously Callable @ 100	6,000	5,616
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 7/1/47, Continuously Callable @ 102	1,000	912
New Hope Cultural Education Facilities Finance Corp. Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @ 100	1,000	1,165
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @ 100	5,000	5,371
North Texas Tollway Authority Revenue 5.00%, 1/1/48, Continuously Callable @ 100	2,000	2,389
5.00%, 1/1/50, Continuously Callable @ 100	1,750	2,091
Series B, 0.00%, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (k)	3,000	1,503
Series B, 5.00%, 1/1/45, Continuously Callable @ 100	5,000	5,719
North Texas Tollway Authority Revenue(INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @ 100	5,000	5,893
Port of Port Arthur Navigation District Revenue 1.87%, 4/1/40, Continuously Callable @ 100 (a)	14,400	14,400
1.74%, 11/1/40, Continuously Callable @ 100 (a) (j)	29,100	29,100
1.73%, 11/1/40, Continuously Callable @ 100 (a)	6,500	6,500
Series C, 1.76%, 4/1/40, Continuously Callable @ 100 (a)	23,945	23,945
Princeton Independent School District, GO(NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @ 100	7,000	8,485
Prosper Independent School District, GO, 5.00%, 2/15/48, Continuously Callable @ 100	15,000	18,305

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Red River Education Finance Corp. Revenue 4.00%, 6/1/41, Continuously Callable @ 100	$2,000	$2,072
5.50%, 10/1/46, Continuously Callable @ 100	3,000	3,429
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.63%, 11/15/27, Continuously Callable @ 100	6,315	4,395
5.75%, 11/15/37, Continuously Callable @ 100	4,000	2,784
6.75%, 11/15/47, Continuously Callable @ 100	2,500	2,902
6.75%, 11/15/52, Continuously Callable @ 100	4,000	4,625
Series A, 5.00%, 11/15/45, Continuously Callable @ 100	4,500	4,621
Series B, 5.00%, 11/15/36, Continuously Callable @ 100	3,600	3,759
Series B, 5.00%, 11/15/46, Continuously Callable @ 100	7,000	7,861
Series B, 5.00%, 7/1/48, Continuously Callable @ 100	10,000	11,979
Series E, 5.00%, 11/15/46, Continuously Callable @ 100	1,000	1,131
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @ 100	5,000	5,854
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @ 100	4,365	4,903
5.00%, 9/1/40, Continuously Callable @ 100	2,490	2,778
Series A, 5.00%, 9/1/39, Continuously Callable @ 100	1,645	1,862
West Harris County Regional Water Authority Revenue 4.00%, 12/15/45, Continuously Callable @ 100	1,600	1,817
4.00%, 12/15/49, Continuously Callable @ 100	3,945	4,405
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	5,223
		435,992
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @ 100	3,000	3,396
Virginia (2.2%):
Alexandria Industrial Development Authority Revenue, 5.00%, 10/1/50, Continuously Callable @ 100	5,000	5,617
Industrial Development Authority Revenue(LOC — Deutsche Bank AG), 1.93%, 1/1/57, Callable 1/1/23 @ 100 (b) (a)	30,000	30,000
Lewistown Commerce Center Community Development Authority Tax Allocation 6.05%, 3/1/44, Continuously Callable @ 103	3,575	3,516
6.05%, 3/1/44, Continuously Callable @ 103	1,726	1,698
Series C, 6.05%, 3/1/54, Continuously Callable @ 100 (e)	5,697	1,037
Virginia College Building Authority Revenue 5.00%, 6/1/26, Continuously Callable @ 100	11,280	11,055
5.00%, 6/1/29, Continuously Callable @ 100	5,000	4,831
Watkins Centre Community Development Authority Revenue, 5.40%, 3/1/20, Continuously Callable @ 100	448	449
		58,203
Washington (0.9%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @ 100	9,000	10,683
Health Care Facilities Authority Revenue(LIQ — JP Morgan Chase & Co.), Series 2016-XM0424, 1.90%, 9/6/20 (b)	3,800	3,800

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @ 100	$5,500	$6,042
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/43, Continuously Callable @ 102 (b)	3,055	3,436
		23,961
West Virginia (0.2%):
West Virginia Economic Development Authority Revenue, Series A, 5.38%, 12/1/38, Continuously Callable @ 100	2,000	2,072
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @ 100	2,000	2,357
		4,429
Wisconsin (2.1%):
City of Kaukauna WI Electric System Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,699
Public Finance Authority Revenue 5.25%, 5/15/42, Continuously Callable @ 102 (b)	2,200	2,422
5.00%, 7/1/44, Continuously Callable @ 100	6,000	7,086
5.00%, 11/15/44, Continuously Callable @ 103	1,460	1,688
5.00%, 7/1/47, Continuously Callable @ 100	1,000	1,078
5.00%, 6/15/49, Continuously Callable @ 100 (b)	520	547
5.00%, 6/15/49, Continuously Callable @ 100	1,480	1,697
5.00%, 11/15/49, Continuously Callable @ 103	1,400	1,612
5.00%, 7/1/52, Continuously Callable @ 100	1,000	1,079
5.00%, 6/15/53, Continuously Callable @ 100	1,000	1,135
5.00%, 6/15/54, Continuously Callable @ 100 (b)	455	476
Series A, 5.25%, 10/1/43, Continuously Callable @ 100	3,090	3,523
Series A, 4.00%, 10/1/49, Continuously Callable @ 100	11,000	11,944
Public Finance Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 7/1/54, Continuously Callable @ 100	1,285	1,504
5.00%, 7/1/58, Continuously Callable @ 100	1,500	1,754
Wisconsin Health & Educational Facilities Authority Revenue 5.38%, 8/15/37, Pre-refunded 2/15/20 @ 100	2,500	2,537
5.00%, 7/1/49, Continuously Callable @ 100	1,000	1,156
Series A, 5.00%, 9/15/50, Continuously Callable @ 100	5,000	5,256
Series B, 5.00%, 9/15/45, Continuously Callable @ 100	1,000	1,043
		56,236
Total Municipal Bonds (Cost $2,364,601)		2,483,287
Total Investments (Cost $2,364,601) — 99.5%		2,483,287
Other assets in excess of liabilities — 0.5%		10,687
NET ASSETS — 100.00%		$2,493,974

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $88,641 (thousands) and amounted to 3.6% of net assets.

(c)  Stepped-coupon security converts to coupon form on 08/01/24 with a rate of 5.95%.

(d)  Stepped-coupon security converts to coupon form on 08/01/24 with a rate of 6.05%.

(e)  Defaulted security.

(f)  Up to 2.05% of the coupon may be PIK.

(g)  Put Bond.

(h)  Variable or Floating-Rate security. Rate disclosed is as of September 30, 2019.

(i)  Security purchased on a when-issued basis.

(j)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(k)  Zero coupon bond.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

LOC — Line Letter of Credit

MUNISPA — Municipal Swap Index

PIK — Payment in Kind

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Long-Term Fund
Assets:
Investments, at value (Cost $2,364,601)	$2,483,287
Cash	556
Interest receivable	28,937
Receivable for capital shares issued	1,343
Receivable for investments sold	28,660
Receivable from Adviser	4
Prepaid expenses	32
Total assets	2,542,819
Liabilities:
Payables:
Distributions	1,211
Investments purchased	43,919
Capital shares redeemed	2,676
Accrued expenses and other payables:
Investment advisory fees	574
Administration fees	307
Custodian fees	49
Transfer agent fees	68
Chief Compliance Officer fees	—	(a)
12b-1 fees	1
Other accrued expenses	40
Total liabilities	48,845
Net Assets:
Capital	2,436,866
Total distributable earnings/(loss)	57,108
Net assets	$2,493,974
Net Assets
Adviser shares	8,064
Fund shares	2,485,910
Total	$2,493,974
Shares (unlimited number of shares authorized with no par value):
Adviser shares	595
Fund shares	182,821
Total	183,416
Net asset value, offering and redemption price per share: (b)
Adviser shares	$13.58
Fund shares	$13.60

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Long-Term Fund
Investment Income:
Interest	$47,701
Total income	47,701
Expenses:
Investment advisory fees	3,419
Administration fees — Adviser Shares	6
Administration fees — Fund Shares	1,826
Professional fees	9
12b-1 fees — Adviser Shares	10
Custodian fees	134
Trustees fees	18
Chief Compliance Officer fees	3
Legal and audit fees	33
Transfer agent fees — Adviser Shares	1
Transfer agent fees — Fund Shares	351
State registration and filing fees	31
Other expenses	22
Total expenses	5,863
Expenses waived/reimbursed by AMCO	(10)
Expenses waived/reimbursed by Adviser	(4)
Net expenses	5,849
Net Investment Income (Loss)	41,852
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(906)
Net change in unrealized appreciation/depreciation on investment securities	56,833
Net realized/unrealized gains (losses) on investments	55,927
Change in net assets resulting from operations	$97,779

See notes to financial statements.

25

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$41,852	$86,740
Net realized gains (losses) from investments	(906)	(5,644)
Net change in unrealized appreciation (depreciation) on investments	56,833	19,735
Change in net assets resulting from operations	97,779	100,831
Distributions to Shareholders:
Adviser shares	(125)	(278)
Fund shares	(40,918)	(87,489)
Change in net assets resulting from distributions to shareholders	(41,043)	(87,767)
Change in net assets resulting from capital transactions	66,674	(10,032)
Change in net assets	123,410	3,032
Net Assets:
Beginning of period	2,370,564	2,367,532
End of period	$2,493,974	$2,370,564
Capital Transactions:
Adviser Shares
Proceeds from shares issued	$277	$593
Distributions reinvested	35	77
Cost of shares redeemed	(178)	(1,530)
Total Adviser Shares	$134	$(860)
Fund Shares
Proceeds from shares issued	$159,375	$189,996
Distributions reinvested	32,919	69,306
Cost of shares redeemed	(125,754)	(268,474)
Total Fund Shares	$66,540	$(9,172)
Change in net assets resulting from capital transactions	$66,674	$(10,032)
Share Transactions:
Adviser Shares
Issued	22	45
Reinvested	3	6
Redeemed	(14)	(118)
Total Adviser Shares	11	(67)
Fund Shares
Issued	11,816	14,499
Reinvested	2,435	5,289
Redeemed	(9,319)	(20,520)
Total Fund Shares	4,932	(732)
Change In Shares	4,943	(799)

See notes to financial statements.

26

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27

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Long-Term Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$13.26	0.22	(e)	0.31	0.53	(0.21)	(0.21)
Year Ended March 31, 2019	$13.19	0.46		0.08	0.54	(0.47)	(0.47)
Year Ended March 31, 2018	$13.23	0.48		(0.04)	0.44	(0.48)	(0.48)
Year Ended March 31, 2017	$13.71	0.49		(0.48)	0.01	(0.49)	(0.49)
Year Ended March 31, 2016	$13.76	0.54		(0.05)	0.49	(0.54)	(0.54)
Year Ended March 31, 2015	$13.43	0.54		0.32	0.86	(0.53)	(0.53)
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$13.28	0.23	(e)	0.32	0.55	(0.23)	(0.23)
Year Ended March 31, 2019	$13.21	0.49		0.07	0.56	(0.49)	(0.49)
Year Ended March 31, 2018	$13.25	0.51		(0.03)	0.48	(0.52)	(0.52)
Year Ended March 31, 2017	$13.73	0.54		(0.48)	0.06	(0.54)	(0.54)
Year Ended March 31, 2016	$13.78	0.58		(0.05)	0.53	(0.58)	(0.58)
Year Ended March 31, 2015	$13.45	0.58		0.32	0.90	(0.57)	(0.57)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Long-Term Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$13.58	3.95%	0.70%		3.21%	1.06%	$8,064	10%
Year Ended March 31, 2019	$13.26	4.16%	0.70%		3.51%	0.94%	$7,745	13%
Year Ended March 31, 2018	$13.19	3.36%	0.74	%(f)	3.57%	0.92%	$8,577	14%
Year Ended March 31, 2017	$13.23	0.07%	0.80%		3.64%	0.87%	$10,976	15%
Year Ended March 31, 2016	$13.71	3.65%	0.80%		3.94%	0.90%	$11,249	6%
Year Ended March 31, 2015	$13.76	6.52%	0.81	%(g)	3.94%	0.99%	$10,896	7%
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$13.60	4.06%	0.48%		3.43%	0.48%	$2,485,910	10%
Year Ended March 31, 2019	$13.28	4.39%	0.48%		3.73%	0.48%	$2,362,819	13%
Year Ended March 31, 2018	$13.21	3.62%	0.47%		3.83%	0.47%	$2,358,955	14%
Year Ended March 31, 2017	$13.25	0.41%	0.48%		3.97%	0.48%	$2,343,165	15%
Year Ended March 31, 2016	$13.73	3.94%	0.51%		4.23%	0.51%	$2,421,551	6%
Year Ended March 31, 2015	$13.78	6.79%	0.55%		4.22%	0.55%	$2,386,904	7%

(f)  Prior to August 1, 2017, AMCO voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.80% of their annual average daily net assets.

(g)  Prior to August 1, 2014, AMCO voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.85% of their annual average daily net assets.

See notes to financial statements.

29

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Long-Term Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,483,287	$—	$2,483,287
Total	$—	$2,483,287	$—	$2,483,287

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$5,300	$31,440	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$316,875	$234,921

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28%. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $1,746 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred from April 1, 2019 through June 30, 2019 are $1,673 thousand. Amounts incurred are reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper General & Insured Municipal Debt Funds Index.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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For the period April 1, 2019 through June 30, 2019, performance adjustments for the Fund Shares and Adviser Shares were $0 and $1 thousand, respectively, and represented 0.00% and 0.01% of net assets, respectively. Performance adjustments are reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from July 1, 2019 through September 30, 2019 are $932 and $3 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from April 1, 2019 through June 30, 2019 are $894 and $3 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $186 and $1 thousand for the Fund Shares and Adviser Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $165 and $1 thousand for the Fund Shares and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through September 30, 2019 are $5 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from April 1, 2019 through June 30, 2019 are $5 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.70% and 0.48% for the Adviser Shares and Fund Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Expires 03/31/2023
$4

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.70% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect and are not available to be recouped by AMCO. For the period April 1, 2019 through June 30, 2019, amounts reimbursed by the Adviser Shares are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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(one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $5 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through September 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Tax-Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
$87,767	$—	$87,767

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$3,689	$(60,625)	$61,354	$4,418

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended March 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$12,229	$48,396	$60,625

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

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USAA Mutual Funds Trust	Supplemental Information September 30, 2019

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Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
80,136,139	10,341,276	6,108,544

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid During Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Adviser Shares	$1,000.00	$1,039.50	$1,021.50	$3.57	$3.54	0.70%
Fund Shares	1,000.00	1,040.60	1,022.60	2.45	2.43	0.48%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

40

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

41

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and below its Lipper index for the one- and five-year periods ended December 31, 2018, was above the average of its performance universe and equal to its Lipper index for the three-year period ended December 31, 2018, and was above the average of its performance universe and its Lipper index for the ten-year period ended December 31, 2018.The Board also noted that the Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2018, was in the top 30% of its performance universe for the three-year period ended December 31, 2018, was in the top 40% of its performance universe for the five-year period ended December 31, 2018, and was in the top 25% of its performance universe for the ten-year period ended December 31, 2018. The Board took into account management's discussion of the Fund's performance, including its strong performance over the long-term.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

42

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

43

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

39596-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Tax Exempt Money Market Fund (USEXX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Advisory Contract Approval	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (91.9%)
Alabama (7.4%):
Columbia Industrial Development Board Revenue 1.57%, 12/1/37, Continuously Callable @100 (c)	$10,000	$10,000
1.83%, 12/1/37, Continuously Callable @100 (c)	5,250	5,250
Huntsville-Oakwood College Educational Building Authority Revenue(LOC — BB&T Corp.), 1.78%, 12/1/22, Continuously Callable @100 (c)	700	700
Industrial Development Board of the City of Mobile Alabama Revenue, 1.57%, 6/1/34, Callable 10/7/19 @ 100 (c)	31,300	31,300
Mobile County Industrial Development Authority Revenue(LOC — Swedbank AB) Series A, 1.78%, 7/1/40, Continuously Callable @100 (c)	32,500	32,500
Series B, 1.78%, 7/1/40, Continuously Callable @100 (c)	20,000	20,000
West Jefferson Industrial Development Board Revenue, 1.68%, 6/1/28, Continuously Callable @100 (c)	5,190	5,190
		104,940
Arkansas (0.4%):
City of Texarkana Revenue(LOC — PNC Financial Services Group), 1.73%, 3/1/21, Continuously Callable @100 (c)	5,175	5,175
California (3.5%):
Alameda County Industrial Development Authority Revenue(LOC — BNP Paribas), Series A, 1.58%, 12/1/40, Callable 12/1/19 @ 100 (c)	3,700	3,700
Alameda County Industrial Development Authority Revenue(LOC — Comerica Bank N.A.), Series A, 1.58%, 12/1/40, Callable 12/1/19 @ 100 (c)	2,890	2,890
California Enterprise Development Authority Revenue(LOC — Federal Home Loan Bank of San Francisco), 1.60%, 12/1/42, Continuously Callable @100 (a) (c)	10,000	10,000
California Pollution Control Financing Authority Revenue(LOC — BNP Paribas), Series A, 1.63%, 11/1/19, Continuously Callable @100 (c)	3,200	3,200
California Pollution Control Financing Authority Revenue(LOC — Comerica Bank N.A.), Series A, 1.57%, 12/1/30, Callable 10/9/19 @ 100 (c)	780	780
City of Los Angeles Certificate of Participation(LOC — U.S. Bancorp), 1.46%, 8/1/35, Continuously Callable @100 (c)	5,885	5,885
San Jose Multifamily Housing Revenue(LIQ — Deutsche Bank AG) Series 2019-XF1085, 1.88%, 8/1/59, Callable 8/1/34 @ 100 (a) (c)	5,085	5,085
Sacramento City Financing Authority Revenue(LIQ — Deutsche Bank AG) Series XG0100, 1.68%, 12/1/33 (a) (c)	11,300	11,300
Statewide Communities Development Authority Revenue(LIQ — JP Morgan Chase & Co.), Series 2015-ZF0199, 1.58%, 10/1/20 (a) (c)	5,605	5,605
		48,445
Colorado (0.7%):
Colorado Educational & Cultural Facilities Authority Revenue(LOC — Fifth Third Bank), 1.81%, 1/1/29, Continuously Callable @100 (c)	1,750	1,750
Sheridan Redevelopment Agency Tax Allocation(LOC — JP Morgan Chase & Co.), 1.60%, 12/1/29, Callable 11/1/19 @ 100 (c)	8,280	8,280
		10,030
Connecticut (0.3%):
Connecticut State Health & Educational Facilities Authority Revenue(LOC — Bank of America Corp.), Series B, 1.62%, 7/1/30, Callable 11/1/19 @ 100 (c)	5,000	5,000

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
District of Columbia (1.0%):
District of Columbia Revenue(LOC — Bank of America Corp.), 1.80%, 7/1/22, Callable 11/6/19 @ 100 (c)	$900	$900
Metropolitan Washington Airports Authority Revenue(LOC — Sumitomo Mitsui Banking Corp.), Series C-2, 1.60%, 10/1/39, Continuously Callable @100 (c)	13,590	13,590
		14,490
Florida (1.7%):
City of Jacksonville Revenue, 1.80%, 5/1/29, Continuously Callable @100 (c)	1,000	1,000
County of Escambia Revenue 1.80%, 7/1/22 (c)	15,700	15,700
1.81%, 4/1/39, Continuously Callable @100 (c)	1,100	1,100
County of Jackson Revenue, 1.80%, 7/1/22, Continuously Callable @100 (c)	1,200	1,200
County of Martin Revenue, 1.78%, 7/15/22, Continuously Callable @100 (c)	3,600	3,600
		22,600
Georgia (0.9%):
Roswell Housing Authority Revenue(LOC — Northern Trust Corp.), Series A, 1.61%, 9/1/27 (c)	12,600	12,600
Illinois (9.1%):
City of Galesburg Revenue(LOC — PNC Financial Services Group), 1.60%, 3/1/31, Continuously Callable @100	10,900	10,900
County of Kane Revenue(LOC — Fifth Third Bank), 1.71%, 2/1/28, Continuously Callable @100 (c)	4,250	4,250
Illinois Development Finance Authority Revenue(LOC — Bank of America Corp.), 1.62%, 9/1/32, Continuously Callable @100 (c)	1,195	1,195
Illinois Development Finance Authority Revenue(LOC — Fifth Third Bank), 1.71%, 2/1/33, Continuously Callable @100 (c)	12,000	12,000
Illinois Development Finance Authority Revenue(LOC — PNC Financial Services Group), 1.59%, 3/1/32, Continuously Callable @100 (c)	9,100	9,100
Illinois Finance Authority Revenue(LOC — Huntington National Bank), 1.69%, 10/1/33, Continuously Callable @100 (c)	5,645	5,645
Illinois Finance Authority Revenue(LOC — Key Bank N.A.), Series A, 1.64%, 11/1/39, Continuously Callable @100 (c)	13,145	13,145
Illinois Finance Authority Revenue(LOC — Northern Trust Corp.), 1.66%, 4/1/33, Continuously Callable @100 (c)	3,970	3,970
Illinois Finance Authority Revenue(LOC — PNC Financial Services Group), 1.60%, 4/1/37, Continuously Callable @100 (c)	15,635	15,635
Illinois Finance Authority Revenue(LIQ — Deutsche Bank AG), Series 2018-XF1077, 1.83%, 4/1/58, Callable 10/1/28 @ 100 (a) (c)	20,000	20,000
Illinois State Educational Facilities Revenue(LOC — Fifth Third Bank), 1.75%, 7/1/24, Continuously Callable @100 (c)	1,170	1,170
Illinois State Educational Facilities Revenue(LOC — Huntington National Bank), Series A, 1.69%, 10/1/32, Continuously Callable @100	2,675	2,675
Metropolitan Pier & Exposition Authority Revenue(LIQ — Barclays Bank PLC) Series 2015-XF1045, 1.76%, 6/15/52, Callable 6/15/22 @ 100 (a) (c)	6,550	6,550
Series 2015-XF1046, 1.64%, 6/15/50, Callable 6/15/20 @ 100 (a) (c)	22,360	22,360
		128,595

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (1.3%):
City of Berne Revenue(LOC — Federal Home Loan Bank of Indianapolis), 1.62%, 10/1/33, Continuously Callable @100 (c)	$4,995	$4,995
City of Evansville Revenue(LOC — Fifth Third Bank), 1.75%, 1/1/25, Callable 10/11/19 @ 100 (c)	2,740	2,740
Indiana Finance Authority Revenue(LOC — Federal Home Loan Bank of Indianapolis), 1.64%, 7/1/29, Continuously Callable @100 (c)	7,450	7,450
Indiana Finance Authority Revenue(LOC — Fifth Third Bank), 1.76%, 8/1/31, Callable 10/11/19 @ 100	3,745	3,745
		18,930
Iowa (7.8%):
City of Chillicothe Revenue, 1.59%, 1/1/23, Continuously Callable @100 (c)	6,850	6,850
City of Council Bluffs Revenue, 1.59%, 1/1/25, Continuously Callable @100 (c)	12,750	12,750
County of Louisa Revenue, 1.62%, 10/1/24, Continuously Callable @100 (c)	33,400	33,400
Iowa Finance Authority Revenue 1.62%, 9/1/36, Continuously Callable @100 (c)	41,763	41,763
1.58%, 9/1/36, Callable 11/1/19 @ 100 (c)	7,150	7,150
1.62%, 6/1/39, Continuously Callable @100 (c)	9,600	9,600
		111,513
Kansas (1.6%):
City of Burlington Revenue, 1.80%, 9/1/35, Continuously Callable @100 (c)	8,250	8,250
City of St Marys Revenue, 1.76%, 4/15/32, Continuously Callable @100 (c)	15,000	15,000
		23,250
Kentucky (0.9%):
City of Georgetown Revenue(LOC — Fifth Third Bank), 1.75%, 11/15/29, Callable 10/15/19 @ 100 (c)	10,820	10,820
Lexington-Fayette Urban County Government Revenue(LOC — Federal Home Loan Bank of Cincinnati), 1.83%, 12/1/27, Callable 10/10/19 @ 100 (c)	2,085	2,085
		12,905
Louisiana (3.6%):
City of New Orleans Revenue(LOC — Capital One N.A.), 1.78%, 8/1/24, Continuously Callable @100 (c)	3,940	3,940
Hammond Area Economic & Industrial Development District Revenue(LOC — Federal Home Loan Bank of Dallas), 1.63%, 3/1/33, Continuously Callable @100 (c)	1,345	1,345
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series B, 1.60%, 12/1/30, Callable 11/1/19 @ 100 (c)	7,500	7,500
Parish of St. James Revenue, Series A-1, 1.77%, 11/1/40, Continuously Callable @100 (c)	32,755	32,755
St. Tammany Corp. Revenue(LOC — Federal Home Loan Bank of Dallas), 1.63%, 3/1/33, Continuously Callable @100 (c)	5,500	5,500
		51,040
Maryland (0.6%):
Town of Williamsport Revenue(LOC — Manufacturers & Traders Trust Co.), 1.63%, 11/1/37 (c)	8,810	8,810

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Michigan (0.9%):
Michigan Finance Authority Revenue(LOC — Fifth Third Bank), 1.63%, 12/1/32, Callable 11/6/19 @ 100 (c)	$3,735	$3,735
Michigan Finance Authority Revenue(LIQ — Barclays Bank PLC), Series 2019-XF2837, 1.73%, 11/15/50, Callable 11/2/29 @ 100 (a) (c)	4,605	4,605
Michigan State Strategic Fund Revenue(LOC — Fifth Third Bank) 1.71%, 10/1/27, Callable 11/1/19 @ 100 (c)	735	735
1.76%, 3/1/37, Continuously Callable @100	2,700	2,700
		11,775
Minnesota (0.4%):
City of New ULM Revenue(LOC — Federal Home Loan Bank of Chicago), 1.66%, 10/1/40, Continuously Callable @100 (c)	4,340	4,340
Sanford Canby Community Hospital District No. 1 Revenue, 1.96%, 11/1/26, Continuously Callable @100 (c)	1,650	1,650
		5,990
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 1.80%, 4/1/44, Continuously Callable @100 (c)	2,600	2,600
Mississippi Business Finance Corp. Revenue(LOC — Federal Home Loan Bank of Dallas), 1.63%, 3/1/33, Continuously Callable @100 (c)	3,885	3,885
		6,485
Missouri (3.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue(LOC — Fifth Third Bank), 1.71%, 11/1/20, Continuously Callable @100 (c)	1,300	1,300
Jackson County Industrial Development Authority Revenue(LOC — Commerce Bank N.A.), 1.62%, 7/1/25, Continuously Callable @100 (c)	20,000	20,000
RBC Municipal Products, Inc. Trust Revenue(LIQ — Royal Bank of Canada), 1.64%, 9/1/39 (a) (c)	25,500	25,500
		46,800
Montana (0.7%):
Montana Board of Investments Revenue(NBGA — Montana Board of Investments Intercap Program), 1.87%, 3/1/29, Callable 3/1/20 @ 100 (c)	10,000	10,000
Nebraska (1.4%):
County of Washington Revenue, Series B, 1.61%, 12/1/40, Continuously Callable @100 (c)	10,000	10,000
Central Plains Energy Project Revenue(LIQ — Royal Bank of Canada), Series 2016-XM0185, 1.62%, 3/1/20 (a) (c)	10,000	10,000
		20,000
Nevada (1.6%):
County of Clark Revenue(LOC — Bank of America Corp.), 2.08%, 12/1/41, Continuously Callable @100 (c)	23,570	23,570
New Hampshire (2.8%):
New Hampshire Business Finance Authority Revenue(LOC — Landesbank Hessen-Thuringen), 1.62%, 9/1/30, Continuously Callable @100 (c)	34,990	34,990

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Hampshire Health and Education Facilities Authority Revenue(LOC — TD Bank N.A.), Series B, 1.58%, 10/1/30, Continuously Callable @100 (c)	$6,240	$6,240
		41,230
New Jersey (0.9%):
New Jersey Economic Development Authority Revenue(LOC — Bank of America Corp.), 1.58%, 11/1/27, Callable 11/6/19 @ 100 (c)	2,675	2,675
Morris County Improvement Authority Revenue(LIQ — Deutsche Bank AG), Series 2018-XF1067, 1.83%, 10/1/47, Callable 10/1/25 @ 100 (a) (c)	9,865	9,865
		12,540
New Mexico (0.3%):
New Mexico Hospital Equipment Loan Council Revenue(LOC — Fifth Third Bank), 1.72%, 7/1/25, Continuously Callable @100 (c)	5,000	5,000
New York (9.3%):
Build NYC Resource Corp. Revenue(LOC — TD Bank N.A.), 1.68%, 12/1/45, Continuously Callable @100 (c)	5,680	5,680
Campbell-Savona Central School District, GO, 2.00%, 6/26/20	7,225	7,251
Chenango Valley Central School District, GO, 2.00%, 6/26/20	10,000	10,038
County of Chautauqua Industrial Development Agency Revenue(LOC — Citizens Financial Group), Series A, 1.67%, 8/1/27, Continuously Callable @100 (c)	1,745	1,745
Guilderland Industrial Development Agency Revenue(LOC — Key Bank N.A.), Series A, 1.67%, 7/1/32, Continuously Callable @100 (c)	3,065	3,065
Highland Falls-Fort Montgomery Central School District, GO, 2.00%, 6/26/20	10,500	10,538
New York City Capital Resources Corp. Revenue(LOC — Manufacturers & Traders Trust Co.), 1.70%, 12/1/40, Continuously Callable @100 (c)	7,500	7,500
Niagara County Industrial Development Agency Revenue(LOC — Key Bank N.A.), Series A, 1.67%, 9/1/21, Continuously Callable @100 (c)	350	350
Oneida County Industrial Development Agency Revenue(LOC — Citizens Financial Group), 1.58%, 7/1/37, Continuously Callable @100 (c)	3,805	3,805
Onondaga County Industrial Development Agency Revenue(LOC — Manufacturers & Traders Trust Co.), 1.63%, 12/1/31, Continuously Callable @100 (c)	5,920	5,920
Ramapo Housing Authority Revenue(LOC — Manufacturers & Traders Trust Co.), 1.68%, 12/1/29, Continuously Callable @100 (c)	8,685	8,685
Seneca County Industrial Development Agency Revenue(LOC — Key Bank N.A.), 1.67%, 4/1/20, Continuously Callable @100 (c)	515	515
St. Lawrence County Industrial Development Agency Revenue(LOC — Citizens Financial Group), 1.82%, 7/1/37 (c)	1,930	1,930
Syracuse Industrial Development Agency Revenue(LOC — Key Bank N.A.), 1.67%, 1/1/33, Continuously Callable @100 (c)	3,055	3,055
Hudson Yards Infrastructure Corp. Revenue(LIQ — Royal Bank of Canada) Series 2016-ZF0463, 1.63%, 8/15/20 (a) (c)	22,400	22,400
Liberty Development Corp. Revenue(LIQ — Royal Bank of Canada) Series 2016-ZF0464, 1.63%, 11/15/19 (a) (c)	15,000	15,000
The Erie County Industrial Development Agency Revenue(LOC — Key Bank N.A.) 1.67%, 6/1/22, Continuously Callable @100 (c)	440	440
1.67%, 6/1/22, Continuously Callable @100 (c)	745	745
Union Endicott Central School District, GO, 2.00%, 6/26/20	10,000	10,038

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Warsaw Central School District, GO, 2.00%, 6/26/20	$9,400	$9,436
Wayland-Cohocton Central School District, GO, 2.00%, 6/26/20	9,500	9,536
		137,672
Ohio (0.4%):
Cincinnati & Hamilton County Port Authority Revenue(LOC — Fifth Third Bank), 1.81%, 9/1/25 (c)	1,900	1,900
County of Hamilton Revenue(LOC — Fifth Third Bank), 1.75%, 12/1/24	2,900	2,900
Highland County Joint Township Hospital District Revenue(LOC — Fifth Third Bank), 1.76%, 8/1/24 (c)	910	910
		5,710
Oklahoma (4.8%):
Edmond Economic Development Authority Revenue(LOC — Bank of Oklahoma N.A.), Series A, 1.67%, 6/1/31, Callable 11/1/19 @ 100 (c)	5,600	5,600
Garfield County Industrial Authority Revenue, Series A, 1.65%, 1/1/25, Callable 11/6/19 @ 100 (c)	28,700	28,700
Muskogee Industrial Trust Revenue Series A, 1.63%, 1/1/25, Callable 11/6/19 @ 100 (c)	1,900	1,900
Series A, 1.65%, 6/1/27, Continuously Callable @100 (c)	26,000	26,000
Tulsa Industrial Authority Revenue(LOC — Bank of Oklahoma N.A.), 1.67%, 11/1/26, Continuously Callable @100 (c)	7,165	7,165
		69,365
Pennsylvania (3.0%):
Allegheny County Hospital Development Authority Revenue(LOC — PNC Financial Services Group), Series A, 1.60%, 6/1/35, Continuously Callable @100 (c)	2,855	2,855
Bucks County Industrial Development Authority Revenue(LOC — PNC Financial Services Group), Series B, 1.60%, 7/1/39, Continuously Callable @100 (c)	15,525	15,525
Delaware Valley Regional Finance Authority Revenue(LOC — PNC Financial Services Group), Series B, 1.60%, 6/1/42, Continuously Callable @100 (c)	12,385	12,385
Derry Township Industrial & Commercial Development Authority Revenue(LOC — PNC Financial Services Group), 1.60%, 11/1/30, Continuously Callable @100 (c)	10,690	10,690
RBC Municipal Products, Inc. Trust Revenue(LIQ — Royal Bank of Canada), Series E, 1.75%, 4/1/22, Callable 10/23/19 @ 100 (a) (c)	800	800
		42,255
Rhode Island (0.7%):
Rhode Island Commerce Corp. Revenue(LOC — Citizens Financial Group), 1.70%, 3/1/38, Callable 11/1/19 @ 100 (c)	3,775	3,775
Rhode Island Health & Educational Building Corp. Revenue(LOC — Citizens Financial Group), 1.80%, 6/1/35, Callable 11/1/19 @ 100 (c)	5,580	5,580
		9,355
South Carolina (1.1%):
Jobs Economic Development Authority Revenue(LIQ — Deutsche Bank AG), Series 2016-XG0098, 1.65%, 11/1/29, Callable 11/1/22 @ 100 (a) (c)	15,055	15,055

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
South Dakota (0.8%):
South Dakota Health & Educational Facilities Authority Revenue 1.96%, 11/1/25, Continuously Callable @100 (c)	$2,015	$2,015
1.96%, 11/1/27, Continuously Callable @100 (c)	4,095	4,095
Series B, 1.96%, 11/1/20, Continuously Callable @100 (c)	5,975	5,975
		12,085
Tennessee (2.5%):
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue(LOC — Fifth Third Bank), 1.75%, 12/1/24, Callable 10/11/19 @ 100 (c)	10,375	10,375
Chattanooga Health Educational & Housing Facility Board Revenue(LIQ — Barclays Bank PLC), Series 2015-XF1023, 1.62%, 1/1/45 (a) (c)	17,720	17,720
Wilson County Sports Authority Revenue(LOC — PNC Financial Services Group), 1.60%, 9/1/29, Continuously Callable @100 (c)	8,825	8,825
		36,920
Texas (10.0%):
Atascosa County Industrial Development Corp. Revenue(NBGA — National Rural Utility Corp.), 1.65%, 6/30/20, Continuously Callable @100 (c)	32,200	32,200
Brazos Harbor Industrial Development Corp. Revenue, 1.60%, 7/1/22, Callable 11/1/19 @ 100 (c)	7,200	7,200
Indiana Finance Authority Revenue(LOC — Barclays Bank PLC), 1.77%, 11/1/37, Continuously Callable @100	3,400	3,400
Port of Arthur Navigation District Industrial Development Corp. Revenue 1.60%, 6/1/41, Callable 11/1/19 @ 100 (c)	25,000	25,000
Series A, 1.60%, 12/1/40, Callable 11/1/19 @ 100 (c)	16,000	16,000
Port of Port Arthur Navigation District Revenue 1.73%, 11/1/40, Continuously Callable @100 (c)	30,500	30,500
Series B, 1.87%, 4/1/40, Continuously Callable @100 (c)	7,395	7,395
Series C, 1.76%, 4/1/40, Continuously Callable @100 (c)	14,035	14,035
Trinity River Public Facilities Corp. Revenue(LIQ — Deutsche Bank AG), Series 2019-XF1083, 1.93%, 4/1/59, Callable 4/1/30 @ 101 (a) (c)	10,625	10,625
		146,355
Utah (0.5%):
Utah Housing Corporation Revenue(LIQ — Deutsche Bank AG), Series 2019-XF1081, 1.93%, 3/1/62, Callable 2/1/31 @ 100 (a) (c)	6,565	6,565
Virginia (3.9%):
Alexandria Industrial Development Authority Revenue(LOC — Bank of America Corp.), Series A, 1.68%, 7/1/26, Callable 11/1/19 @ 100 (c)	1,110	1,110
Industrial Development Authority Revenue(LOC — Deutsche Bank AG), 1.93%, 1/1/57, Callable 1/1/23 @ 100 (a) (c)	7,000	7,000
Fairfax County Economic Development Authority Revenue(LOC — SunTrust Bank), 1.64%, 6/1/37, Continuously Callable @100 (c)	1,400	1,400
Fairfax County Industrial Development Authority Revenue, 1.59%, 5/15/42, Continuously Callable @100	7,415	7,415
Loudoun County Economic Development Authority Revenue Series A, 1.58%, 2/15/38, Callable 11/1/19 @ 100 (c)	8,500	8,500
Series E, 1.57%, 2/15/38, Callable 11/1/19 @ 100 (c)	12,700	12,700
See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Loudoun County Economic Development Authority Revenue(LOC — Northern Trust Corp.), 1.60%, 6/1/34, Callable 11/1/19 @ 100 (c)	$7,000	$7,000
College Building Authority(LIQ — JP Morgan Chase & Co.), Series 2016-XM0355, 1.61%, 2/1/21 (a) (c)	2,800	2,800
Commonwealth Transportation Board(LIQ — Royal Bank of Canada), Series 2016-XM0142, 1.61%, 5/15/20 (a) (c)	6,775	6,775
		54,700
Washington (0.6%):
Washington Higher Education Facilities Authority Revenue, 1.62%, 10/1/31, Callable 11/6/19 @ 100 (c)	9,020	9,020
West Virginia (0.7%):
County of Marshall Revenue, 1.67%, 3/1/26, Continuously Callable @100 (c)	9,630	9,630
Wisconsin (0.0%): (b)
Wisconsin Health & Educational Facilities Authority Revenue(LOC — JP Morgan Chase & Co.), 1.70%, 5/1/26, Callable 11/1/19 @ 100 (c)	530	530
Total Municipal Bonds (Cost $1,316,930)		1,316,930
Commercial Papers (7.5%)
City of Austin, 1.62%, 10/2/19 (d)	11,085	11,085
Dallas Area Rapid, 1.36%, 11/5/19 (d)	15,000	15,000
Houston Housing Authority(LOC — Barclays Bank PLC), 1.33%, 11/13/19 (d)	20,000	20,000
Maryland Health & Higher Educational Facilities Authority, 1.27%, 11/5/19 (d)	24,800	24,800
Staunton Industrial Development Authority(LOC — Bank of America Corp.), 1.36%, 10/10/19 (d)	37,320	37,320
Total Commercial Papers (Cost $108,205)		108,205
Total Investments (Cost $1,425,135) — 99.4%		1,425,135
Other assets in excess of liabilities — 0.6%		8,123
NET ASSETS — 100.00%		$1,433,258

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $235,610 (thousands) and amounted to 16.4% of net assets.

(b)  Amount represents less than 0.05% of net assets.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  Rate represents the effective yield at September 30, 2019.

GO — General Obligation

LOC — Line Letter of Credit

PLC — Public Limited Company

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Money Market Fund
Assets:
Investments, at value (Cost $1,425,135)	$1,425,135
Cash	128
Interest receivable	2,771
Receivable for investments sold	12,885
Receivable from Adviser	12
Prepaid expenses	16
Total assets	1,440,947
Liabilities:
Payables:
Distributions	1,075
Investments purchased	5,885
Accrued expenses and other payables:
Investment advisory fees	333
Administration fees	119
Custodian fees	33
Transfer agent fees	178
Chief Compliance Officer fees	—	(a)
Other accrued expenses	66
Total liabilities	7,689
Net Assets:
Capital	1,433,042
Total distributable earnings	216
Net assets	$1,433,258
Shares (unlimited number of shares authorized with no par value):	1,433,034
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Money Market Fund
Investment Income:
Interest	$12,459
Total income	12,459
Expenses:
Investment advisory fees	2,127
Administration fees	760
Professional fees	12
Custodian fees	91
Trustees' fees	18
Chief Compliance Officer fees	2
Legal and audit fees	27
Transfer Agent fees	1,139
State registration and filing fees	17
Other expenses	90
Total expenses	4,283
Expenses waived/reimbursed by Adviser	(12)
Net expenses	4,271
Net Investment Income	8,188
Realized Gains from Investments:
Net realized gains from investment securities	57
Change in net assets resulting from operations	$8,245

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Money Market Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income	$8,188	$17,619
Net realized gains from investments	57	167
Change in net assets resulting from operations	8,245	17,786
Change in net assets resulting from distributions to shareholders	(8,188)	(17,599)
Change in net assets resulting from capital transactions	(165,013)	(163,622)
Change in net assets	(164,956)	(163,435)
Net Assets:
Beginning of period	1,598,214	1,761,649
End of period	$1,433,258	$1,598,214
Capital Transactions:
Proceeds from shares issued	$512,051	$1,196,892
Distributions reinvested	7,048	17,423
Cost of shares redeemed	(684,112)	(1,377,937)
Change in net assets resulting from capital transactions	$(165,013)	$(163,622)
Share Transactions:
Issued	512,051	1,196,892
Reinvested	7,048	17,423
Redeemed	(684,112)	(1,377,937)
Change in Shares	(165,013)	(163,622)

See notes to financial statements.

14

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains on Investments(a)	Total from Investment Activities		Net Investment Income		Net Realized Gains From Investments
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2019 (unaudited)	$1.00	0.01	(e)	—	0.01		(0.01)		—
Year Ended March 31, 2019	$1.00	0.01		—	0.01		(0.01)		—
Year Ended March 31, 2018	$1.00	0.01		—	0.01		(0.01)		—
Year Ended March 31, 2017	$1.00	—	(a)	—	—	(a)	—	(a)	—	(a)
Year Ended March 31, 2016	$1.00	—	(a)	—	—	(a)	—	(a)	—	(a)
Year Ended March 31, 2015	$1.00	—	(a)	—	—	(a)	—	(a)	—	(a)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Amount is less than $0.005 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Prior to August 1, 2017, AMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions		Net Asset Value, End of Period	Total Return*(b)		Net Expenses^(c)(d)		Net Investment Income(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2019 (unaudited)	(0.01)		$1.00	0.54%		0.56%		1.08%	0.56%	$1,433,258
Year Ended March 31, 2019	(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,598,214
Year Ended March 31, 2018	(0.01)		$1.00	0.51	%(f)	0.56	%(f)	0.50%	0.56%	$1,761,649
Year Ended March 31, 2017	—	(a)	$1.00	0.23%		0.54%		0.11%	0.58%	$2,007,091
Year Ended March 31, 2016	—	(a)	$1.00	0.02%		0.17%		0.01%	0.58%	$2,634,454
Year Ended March 31, 2015	—	(a)	$1.00	0.01%		0.15%		0.01%	0.58%	$2,676,708

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc., a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$9,200	$21,040	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fees accrued daily and paid monthly at an annualized rate of 0.28%. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $995 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $1,132 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.10% of average daily net assets. Amounts incurred from July 1, 2019 through September 30, 2019 are $356 thousand and reflected on the Statement of Operations as Administration fees.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred from April 1, 2019 through June 30, 2019 were $404 thousand and reflected on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")) provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund. Fees for these services are accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $557 thousand. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $582 thousand. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.56%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 03/31/2023
$12

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of certain market conditions or other factors. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

Under applicable federal securities laws, the Fund qualifies as "retail" (retail money market funds) and is permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value ("NAV") per share. The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7.

In addition, as a retail money market fund, the Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund's weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate also would delay your ability to redeem your investments in the Fund.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

5. Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $3 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

6. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Tax-Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
$17,599	$—	$17,599

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Total Accumulated Earnings (Deficit)
$132	$35	$27	$194

As of the most recent tax year ended March 31, 2019, the Fund had no net capital loss carryforwards ("CLCFs") for federal income tax purposes. For the tax year ended March 31, 2019, the Fund utilized $9 thousand of CLCFs.

7. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

24

USAA Mutual Funds Trust	Supplemental Information September 30, 2019

  (Unaudited)

Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
711,578,221	94,089,924	55,268,044

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

25

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
$1,000.00	$1,005.40	$1,005.00	$2.81	$2.87	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services — was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2018, and was above the average of its performance universe and its Lipper index for the ten-year period ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2018, and was in the top 40% of its performance universe for the ten-year period ended December 31, 2018. The Board took into account the relatively narrow range of the performance returns of the funds in the performance universe. The Board also took into account management's discussion of the impact of market conditions on the Fund's performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship

28

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

29

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy

Building Two

San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

39598-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Tax Exempt Short-Term Fund

Fund Shares (USSTX)

Adviser Shares (UTESX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	29
Proxy Voting and Portfolio Holdings Information	30
Expense Examples	30
Advisory Contract Approval	31
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide investors with interest income that is exempt from federal income tax.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (101.9%)
Alabama (1.0%):
Black Belt Energy Gas District Revenue, Series B-1, 2.30% (67% of 1 mo. LIBOR + 0.90%), 12/1/48, (Put Date 12/1/23) (h) (i)	$10,000	$9,835
Prattville Industrial Development Board Revenue 2.00%, 11/1/33 (e) (g)	450	450
2.00%, 11/1/33 (e) (g)	425	425
Selma Industrial Development Board Revenue, 2.00%, 11/1/33 (e) (g)	3,650	3,654
		14,364
Alaska (1.1%):
Alaska Industrial Development & Export Authority Revenue, 3.50%, 12/1/20, Continuously Callable @100	15,000	15,049
Arizona (4.6%):
Arizona Health Facilities Authority Revenue, 3.43% (MUNISPA + 1.85%), 2/1/48, (Put Date 2/1/23) (h) (i)	25,000	26,017
Industrial Development Authority of the County of Yavapai Revenue, Series A, 5.00%, 8/1/20	1,105	1,138
Maricopa County Industrial Development Authority Revenue 2.15%, 1/1/35, Callable 10/18/23 @ 100 (e)	2,500	2,454
Series C, 2.38% (MUNISPA + 0.80%), 9/1/48, (Put Date 9/1/24) (h) (i)	7,735	7,834
Tender Option Bond Trust Receipts/Certificates Revenue(LIQ — Barclays Bank plc), Series 2016-XF2337, 1.62%, 6/1/36 (a) (e)	20,000	20,000
Verrado Western Overlay Community Facilities District, GO(LOC — Compass Bank), 1.81%, 7/1/29, Continuously Callable @100 (e)	7,400	7,400
		64,843
California (3.2%):
Anaheim Public Financing Authority Revenue Series A, 5.00%, 5/1/22	500	547
Series A, 5.00%, 5/1/24	250	292
California Infrastructure & Economic Development Bank Revenue, Series B, 2.78% (MUNISPA + 1.20%), 8/1/37, (Put Date 6/1/22) (h) (i)	8,000	8,016
California State Public Works Board Revenue Series A, 5.00%, 4/1/20	1,000	1,018
Series A, 5.00%, 4/1/21	1,500	1,580
Series G, 5.00%, 11/1/19	2,700	2,708
City of Irvine Special Assessment, 5.00%, 9/2/21	1,125	1,203
County of Los Angeles Certificate of Participation 5.00%, 3/1/21	500	526
5.00%, 9/1/21	1,000	1,071
Health & Educational Facility Authority Revenue(LIQ — Deutsche Bank AG), Series 2017-7007, 1.88%, 3/1/42, Callable 3/1/20 @ 100 (a) (e)	13,155	13,155
Victorville Joint Powers Finance Authority Revenue(LOC — BNP Paribas), Series A, 1.58%, 5/1/40, Continuously Callable @100 (e)	15,150	15,150
		45,266

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Colorado (1.2%):
Arista Metropolitan District, GO(LOC — Compass Bank), 1.81%, 12/1/30, Callable 10/9/19 @ 100 (e)	$7,395	$7,395
Colorado Health Facilities Authority Revenue 4.00%, 12/1/19	1,250	1,254
Series A, 5.00%, 8/1/29	500	624
Series B-2, 5.00%, 8/1/49, Callable 2/1/26 @ 100	1,000	1,185
Southlands Metropolitan District No. 1, GO Series A-1, 3.00%, 12/1/22	213	216
Series A-1, 3.50%, 12/1/27	1,000	1,056
Health Facilities Authority Revenue(LIQ — JP Morgan Chase & Co.), Series 2016-ZF0371, 1.90%, 9/6/20 (a) (e)	5,000	5,000
		16,730
Connecticut (1.5%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,124
City of New Haven, GO Series A, 5.00%, 8/1/22	1,190	1,284
Series A, 5.00%, 8/1/24	1,000	1,124
Series A, 5.00%, 8/1/25	580	663
Series A, 5.00%, 8/1/26	580	671
Series A, 5.00%, 8/1/27	1,000	1,170
City of West Haven, GO Series A, 3.00%, 11/1/19	300	300
Series A, 4.00%, 11/1/21	800	823
Series A, 5.00%, 11/1/23	800	874
Series A, 5.00%, 11/1/24	815	906
Series A, 5.00%, 11/1/27	650	754
City of West Haven, GO(INS — Assured Guaranty Municipal Corp.), 5.00%, 8/1/20	2,235	2,298
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22 (a)	4,250	4,440
		19,431
District of Columbia (1.4%):
District of Columbia Revenue(LIQ — Deutsche Bank AG), Series 2016-XG0094, 1.81%, 10/1/41, Callable 4/1/21 @ 100 (a) (e)	20,000	20,000
Florida (4.4%):
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,764
City of Gulf Breeze Revenue, 3.10%, 12/1/20	4,500	4,592
City of Jacksonville Revenue 5.00%, 10/1/19	1,000	1,000
5.00%, 10/1/20	4,580	4,739
1.80%, 5/1/29, Continuously Callable @100 (e)	13,700	13,700
County of Escambia Revenue 2.00%, 11/1/33 (e) (g)	775	774
1.81%, 4/1/39, Continuously Callable @100 (e)	17,600	17,600
County of Manatee Revenue, 1.78%, 9/1/24, Continuously Callable @100 (e)	2,300	2,300
County of St Lucie Revenue, 1.79%, 9/1/28, Continuously Callable @100 (e)	3,500	3,500
Florida Higher Educational Facilities Financial Authority Revenue, Series A, 5.00%, 4/1/21	1,385	1,456
Lee County Industrial Development Authority Revenue, 4.75%, 10/1/22	2,585	2,688

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Miami Beach Health Facilities Authority Revenue 5.00%, 11/15/19	$1,775	$1,782
5.00%, 11/15/20	1,250	1,296
Pinellas County Educational Facilities Authority Revenue, 4.00%, 10/1/20	1,915	1,940
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Series A-1, 5.00%, 3/1/20 (a)	1,325	1,342
Series A-1, 5.00%, 3/1/23 (a)	1,000	1,098
		62,571
Georgia (4.2%):
Appling County Development Authority Revenue 1.82%, 9/1/29, Continuously Callable @100 (e)	6,500	6,500
2.40%, 1/1/38 (Put Date 4/1/20) (h) (e)	10,000	10,024
1.82%, 9/1/41, Continuously Callable @100 (e)	2,300	2,300
Burke County Development Authority Revenue 1.82%, 7/1/49, Continuously Callable @100 (e)	10,600	10,600
1.70%, 12/1/49	7,500	7,407
1.82%, 11/1/52, Continuously Callable @100 (e)	10,600	10,600
Main Street Natural Gas, Inc. Revenue Series A, 5.00%, 5/15/28	1,000	1,220
Series A, 5.00%, 5/15/29	1,775	2,194
Private Colleges & Universities Authority Revenue Series A, 5.00%, 10/1/19	1,265	1,265
Series A, 5.00%, 10/1/20	3,770	3,889
Series C, 5.00%, 10/1/19	1,255	1,255
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33 (e) (g)	815	816
		58,070
Guam (0.6%):
Guam Government Waterworks Authority Revenue, Series A, 5.00%, 7/1/20	860	880
Guam Power Authority Revenue(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/19	1,000	1,000
Series A, 5.00%, 10/1/20	1,500	1,548
Territory of Guam Revenue Series A, 5.00%, 12/1/23	1,500	1,669
Series A, 5.00%, 12/1/24	2,000	2,269
		7,366
Idaho (1.8%):
American Falls Reservoir District Revenue, 1.70%, 2/1/25, Continuously Callable @100 (e)	19,885	19,885
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,178
		25,063
Illinois (12.3%):
Chicago Board of Education, GO Series A, 4.00%, 12/1/27	1,400	1,517
Series B, 5.00%, 12/1/22	1,500	1,622
Chicago Park District, GO, Series SER 2015-XF2111, 1.88%, 1/1/22 (a)	10,200	10,200
Chicago Transit Authority Revenue 5.00%, 6/1/25	1,720	1,996
5.00%, 6/1/26	1,000	1,184

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Chicago Waterworks Revenue 5.00%, 11/1/25	$4,000	$4,685
5.00%, 11/1/26	1,000	1,192
Series A-1, 5.00%, 11/1/25	2,000	2,342
Series A-1, 4.00%, 11/1/26	2,500	2,816
Illinois Finance Authority Revenue 5.00%, 7/1/20	1,420	1,455
2.33%(MUNISPA + 0.75%), 1/1/46, (Put Date 7/1/23) (h) (i)	9,000	8,860
Series C, 4.00%, 2/15/25	10,000	11,225
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,185
Madison County Community Unit School District No. 7 Edwardsville, GO(INS — Build America Mutual Assurance Co.), 4.00%, 12/1/20	2,085	2,132
Railsplitter Tobacco Settlement Authority Revenue 5.25%, 6/1/20	4,160	4,266
5.25%, 6/1/21	1,090	1,158
State of Illinois, GO Series A, 5.00%, 10/1/23	3,000	3,282
Series B, 5.00%, 9/1/25	5,000	5,604
Series C, 5.00%, 11/1/29, Continuously Callable @100	4,500	5,136
Series D, 5.00%, 11/1/26	4,485	5,092
State of Illinois, GO(INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (j)	15,000	17,327
Sports Facilities Authority Revenue(LIQ — Barclays Bank plc), Series 2015-XF1009, 1.64%, 6/15/32 (a)	17,390	17,390
Metropolitan Pier & Exposition Authority Revenue(LIQ — Barclays Bank PLC), Series 2015-XF1046, 1.64%, 6/15/50, Callable 6/15/20 @ 100 (a) (e)	9,940	9,940
Chicago Board of Education(LIQ — Barclays Bank PLC), Series 2017-XG0108, 1.76%, 4/1/46, Callable 4/1/27 @ 100 (a) (e)	14,300	14,300
State of Illinois, GO(LIQ — Barclays Bank plc), Series 2015-XF1010, 1.64%, 2/1/39, Callable 2/1/24 @ 100 (a) (e)	7,000	7,000
Chicago Board of Education, GO(LIQ — Deutsche Bank AG) Series 2016-XG0073, 1.87%, 12/1/39, Callable 12/1/21 @ 100 (a) (e)	10,000	10,000
Series 2017-XM0188, 1.91%, 12/1/39, Callable 12/1/21 @ 100 (a) (e)	5,000	5,000
Cook County, GO(LIQ — JP Morgan Chase & Co.), Series 2015-XF0124, 1.81%, 11/15/20 (a) (e)	11,160	11,160
Village of Rosemont, GO(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 12/1/22	1,735	1,900
Series A, 5.00%, 12/1/23	1,825	2,046
Series A, 5.00%, 12/1/24	1,915	2,193
		175,205
Indiana (1.1%):
Hammond Local Public Improvement Bond Bank Revenue, 3.10%, 12/31/19	10,000	10,042
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	5,000	5,199
		15,241
Kansas (1.3%):
City of Burlington Revenue, 1.80%, 9/1/35, Continuously Callable @100 (e)	1,700	1,700
City of Wamego Revenue, 1.76%, 4/15/32, Continuously Callable @100 (e)	15,000	15,000
City of Wichita Revenue, 3.00%, 9/1/23, Continuously Callable @100	895	895
		17,595

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kentucky (2.6%):
County of Carroll Revenue, 1.55%, 9/1/42 (e)	$5,000	$4,937
Kentucky Economic Development Finance Authority Revenue 1.30%, 4/1/31 (Put Date 6/3/19) (h)	3,000	3,000
Series C, 1.73%, 5/1/34, (Put Date 4/5/19) (h)	8,650	8,650
Kentucky Public Energy Authority Revenue Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (h)	10,000	11,014
Series C-3, 2.63%(MUNISPA + 1.05%), 12/1/49, (Put Date 6/1/25) (h) (i)	10,000	10,076
		37,677
Louisiana (4.8%):
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge Revenue 1.75%, 11/1/19, OBLIGOR EXXON MOBIL CORP., Continuously Callable @100 (e)	3,800	3,800
1.87%, 3/1/22, Continuously Callable @100 (e)	6,100	6,100
Louisiana Public Facilities Authority Revenue 1.75%, 12/1/43, Continuously Callable @100 (e)	1,300	1,300
2.23% (MUNISPA + 0.65%), 9/1/57, (Put Date 9/1/23) (h) (i)	10,000	9,998
Parish of St. Charles Revenue, 4.00%, 12/1/40(Put Date 6/1/22) (h)	4,000	4,229
Parish of St. James Revenue Series A-1, 1.77%, 11/1/40, Continuously Callable @100 (e)	14,000	14,000
Series B-1, 1.70%, 11/1/40, Continuously Callable @100 (e)	14,400	14,400
Parish of St. John the Baptist. Revenue 2.10%, 6/1/37 (e) (g)	2,000	2,001
2.20%, 6/1/37 (e)	6,750	6,796
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,440
		68,064
Maryland (0.4%):
Maryland Economic Development Corp. Revenue Series A, 5.00%, 6/1/25	1,500	1,746
Series A, 5.00%, 6/1/26	2,000	2,378
Series A, 5.00%, 6/1/27	1,340	1,623
		5,747
Massachusetts (1.1%):
Massachusetts Development Finance Agency Revenue 5.00%, 7/1/25	1,250	1,454
5.00%, 7/1/26	1,500	1,782
2.06% (MUNISPA + 0.48%), 7/1/50, (Put Date 1/29/20) (h) (i)	12,000	11,998
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,774
		17,008
Minnesota (0.7%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue 5.00%, 11/15/20	1,250	1,299
5.00%, 11/15/21	1,575	1,692
Kanabec Hospital Revenue, 2.75%, 12/1/19, Continuously Callable @100	7,000	7,003
		9,994

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mississippi (5.5%):
County of Jackson Revenue, 1.77%, 6/1/23, Callable 11/1/19 @ 100 (e)	$20,000	$20,000
County of Perry Revenue(NBGA — Georgia-Pacific Corp.), 1.83%, 2/1/22, Continuously Callable @100 (a) (e)	20,100	20,100
County of Warren Revenue, 2.90%, 9/1/32 (Put Date 9/1/23) (h)	2,000	2,076
Mississippi Business Finance Corp. Revenue 3.20%, 9/1/28, Continuously Callable @100	4,000	4,103
Series A, 1.77%, 12/1/30, Callable 11/1/19 @ 1009 (e)	5,500	5,500
Series K, 1.77%, 11/1/35, Callable 11/1/19 @ 100 (e)	8,000	8,000
Mississippi Hospital Equipment & Facilities Authority Revenue 5.00%, 9/1/24	10,000	11,328
2.88% (MUNISPA + 1.30%), 8/15/36, (Put Date 8/15/20) (h) (i)	7,000	7,026
		78,133
Missouri (0.4%):
City of Sikeston MO Electric System Revenue(INS — Build America Mutual Assurance Co.), 5.00%, 6/1/20	5,000	5,118
Montana (0.6%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,055
Montana State Board of Regents Revenue, Series F, 2.03% (MUNISPA + 0.45%), 11/15/35, (Put Date 9/1/23) (h) (i)	3,370	3,344
		9,399
Nevada (0.3%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36 (Put Date 6/1/22) (h)	4,400	4,559
New Jersey (11.5%):
Casino Reinvestment Development Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,149
City of Newark, GO 3.50%, 10/9/19	14,825	14,830
Series D, 3.50%, 12/20/19	7,100	7,127
Lyndhurst Township School District, GO, 2.00%, 9/11/20	11,974	12,018
New Jersey Building Authority Revenue Series A, 3.00%, 6/15/23	400	424
Series A, 3.00%, 6/15/23	600	627
Series A, 5.00%, 6/15/24	1,595	1,862
Series A, 5.00%, 6/15/24	2,405	2,743
New Jersey Economic Development Authority Revenue 5.00%, 6/15/20	8,000	8,187
5.00%, 6/15/21	7,000	7,391
Series BBB, 5.00%, 6/15/23	7,000	7,809
Series XX, 5.00%, 6/15/22 (j)	20,000	21,738
New Jersey Economic Development Authority Revenue(LOC — Valley National Bank) 1.88%, 3/1/31, Continuously Callable @100 (e)	1,575	1,575
1.87%, 11/1/40, Continuously Callable @100 (e)	10,810	10,810
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/22	4,735	5,177
Series B, 5.00%, 9/1/23	4,000	4,485
Series B, 4.00%, 9/1/24	4,730	5,172
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/20	2,000	2,052

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/24	$5,095	$5,826
2.78% (MUNISPA + 1.20%), 6/15/34, (Put Date 12/15/21) (h) (i)	10,000	10,043
Series AA, 5.00%, 6/15/22	1,500	1,630
Series AA, 5.00%, 6/15/23	3,835	4,278
New Jersey Transportation Trust Fund Authority Revenue(INS — Assured Guaranty Municipal Corp.), Series A, 5.25%, 12/15/20	5,000	5,221
New Jersey Transportation Trust Fund Authority Revenue(INS — National Public Finance Guarantee Corp.), Series B, 5.50%, 12/15/20	3,160	3,305
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	1,540	1,572
Town of Kearny, GO, 2.50%, 4/24/20	9,235	9,266
Township of Belleville, GO, 3.00%, 2/11/20	8,000	8,047
		164,364
New Mexico (1.8%):
City of Farmington Revenue 1.87%, 4/1/29 (Put Date 4/1/20) (h)	5,000	5,005
1.87%, 4/1/29 (Put Date 4/1/20) (h)	7,000	7,002
1.87%, 4/1/33 (Put Date 10/1/21) (h)	6,000	6,004
2.12%, 6/1/40 (Put Date 6/1/22) (h)	2,000	2,013
Series A, 1.87%, 4/1/29 (Put Date 4/1/20) (h)	5,000	5,006
		25,030
New York (10.4%):
City of Long Beach, GO, Series D, 2.00%, 2/7/20	10,621	10,630
City of New York, GO, Series F-5, 1.77%, 6/1/44, Continuously Callable @100 (e)	12,500	12,500
City of New York, GO(LOC — Bank of America Corp.), Series I-3, 1.82%, 4/1/36, Continuously Callable @100 (e)	10,200	10,200
City of New York, GO(LOC — Mizuho Corporate Bank Ltd.), Series A-3, 2.00%, 10/1/40, Continuously Callable @100 (e)	4,130	4,130
City of Poughkeepsie, GO, Series A, 3.00%, 5/2/20	1,410	1,419
County of Monroe, GO, 5.00%, 6/1/20	5,170	5,294
County of Rockland, GO 3.50%, 10/1/19	1,520	1,520
3.50%, 10/1/20	1,575	1,609
County of Rockland, GO(INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 3/1/23	2,500	2,806
Series A, 5.00%, 3/1/24	1,600	1,849
Hempstead Union Free School District, GO, 2.50%, 6/25/20	3,000	3,018
Long Island Power Authority Revenue Series B, 1.65%, 9/1/49, Callable 3/1/24 @ 100 (e)	4,500	4,481
Series C, 2.21% (70% of 1 mo. LIBOR + 0.75%), 5/1/33, (Put Date 10/1/23) (h) (i)	5,000	4,984
Series C, 2.21% (70% of 1 mo. LIBOR + 0.75%), 5/1/33, (Put Date 10/1/23) (h) (i)	4,000	3,990
Metropolitan Transportation Authority Revenue 2.08% (MUNISPA + 0.50%), 11/15/42, (Put Date 3/1/22) (h) (i)	10,000	9,992
Series A-2, 2.16% (MUNISPA + 0.58%), 11/1/31 (Put Date 11/1/19) (h) (i)	12,000	11,987
Series D-2, 2.03% (MUNISPA + 0.45%), 11/15/44 (Put Date 11/15/22) (h) (i)	8,000	7,983
New York Liberty Development Corp. Revenue 2.63%, 9/15/69, Continuously Callable @100 (g)	1,650	1,670
2.80%, 9/15/69, Continuously Callable @100 (g)	1,000	1,019

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue 5.00%, 12/1/24 (a)	$1,200	$1,374
5.00%, 12/1/25 (a)	1,200	1,405
New York State Energy Research & Development Authority Revenue, 2.00%, 2/1/29 (Put Date 5/1/20) (h)	6,000	6,015
New York State Energy Research & Development Authority Revenue(LOC — Mizuho Corporate Bank Ltd.), Series A-2, 1.58%, 5/1/39, Continuously Callable @100 (e)	1,460	1,460
New York State Housing Finance Agency Revenue(LOC — Wells Fargo & Co.), Series A, 1.62%, 11/1/46, Continuously Callable @100 (e)	2,100	2,100
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (a)	500	521
Owego Apalachin Central School District, GO, Series D, 2.63%, 10/25/19	4,455	4,457
Suffolk County Economic Development Corp. Revenue, 5.00%, 7/1/20	2,640	2,707
Village of Johnson City, GO, Series B, 2.25%, 10/2/20 (g)	12,484	12,401
Village of Valley Stream, GO, Series A, 3.00%, 5/21/20	3,050	3,065
Wyandanch Union Free School District, GO, 2.50%, 6/26/20	13,950	13,990
		150,576
North Carolina (1.1%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue 2.00%, 11/1/33 (e) (g)	825	826
2.00%, 11/1/33 (e) (g)	825	826
North Carolina Capital Facilities Finance Agency Revenue, 1.30%, 7/1/34 (e)	13,500	13,500
		15,152
Ohio (2.2%):
American Municipal Power, Inc. Revenue, Series A, 2.25%, 2/15/48, (Put Date 8/15/21) (h)	5,000	5,055
County of Lucas Revenue, 5.00%, 11/15/19	1,160	1,165
Ohio Air Quality Development Authority Revenue, 2.40%, 12/1/38, Callable 10/1/24 @ 100 (e) (g)	3,250	3,269
Ohio Higher Educational Facility Commission Revenue 5.00%, 5/1/21	1,000	1,053
5.00%, 5/1/22	500	543
5.00%, 5/1/23	550	614
5.00%, 5/1/24	1,000	1,145
Ohio Water Development Authority Revenue 1.55%, 7/1/21 (e)	1,800	1,798
4.00%, 6/1/33 (Put Date 6/3/19) (h) (l)	7,000	5,789
Southeastern Ohio Port Authority Revenue 5.00%, 12/1/21	1,150	1,206
5.00%, 12/1/25, Continuously Callable @100	1,000	1,108
State of Ohio Revenue 1.30%, 11/1/35 (e)	2,500	2,500
1.79%, 1/15/45, (Put Date 4/5/19) (h)	5,500	5,500
		30,745

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oklahoma (1.0%):
Muskogee Industrial Trust Revenue, Series A, 1.63%, 1/1/25, Callable 11/6/19 @ 100 (e)	$9,100	$9,100
Oklahoma Development Finance Authority Revenue Series B, 5.00%, 8/15/23	500	556
Series B, 5.00%, 8/15/24	600	683
Series B, 5.00%, 8/15/25	550	640
Oklahoma Municipal Power Authority Revenue, Series A, 1.97%, 1/1/23 (e)	5,940	5,932
		16,911
Pennsylvania (6.8%):
Berks County Municipal Authority Revenue, 3.08% (MUNIPSA + 1.50%), 11/1/39, (Put Date 7/1/22) (h) (i)	7,575	7,638
Bethlehem Authority Revenue(INS — Build America Mutual Assurance Co.), 5.00%, 11/15/20	1,000	1,039
Chester County Industrial Development Authority Revenue, 3.75%, 10/1/24	705	735
Coatesville School District, GO, 0.00%, 8/15/20 (k)	5,305	5,213
Coatesville School District, GO(INS — Assured Guaranty Municipal Corp.) 5.00%, 8/1/24	1,000	1,145
5.00%, 8/1/25	800	939
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,427
Cumberland County Municipal Authority Revenue, Series C-6, 3.25%, 12/1/22, Continuously Callable @101	1,870	1,883
Geisinger Authority Revenue, 2.44% (67% of 1 mo. LIBOR + 1.07%), 6/1/28, (Put Date 6/1/24) (h) (i)	7,000	7,010
General Authority of Southcentral Pennsylvania Revenue, 2.18% (MUNIPSA + 0.60%), 6/1/49, (Put Date 6/1/24) (h) (i)	6,000	5,938
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,728
Luzerne County Industrial Development Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 12/15/25	550	632
5.00%, 12/15/26, Continuously Callable @100	500	576
5.00%, 12/15/27, Continuously Callable @100	1,000	1,151
Montgomery County Higher Education & Health Authority Revenue, 2.30% (MUNIPSA + 0.72%), 9/1/51, (Put Date 9/1/23) (h) (i)	6,250	6,250
Montgomery County Industrial Development Authority Revenue, Series A, 2.60%, 3/1/34 (Put Date 9/1/20) (h)	5,000	5,037
Northampton County General Purpose Authority Revenue 2.98% (MINIPSA + 1.40%), 8/15/43, (Put Date 8/15/20) (h) (i)	7,000	7,068
2.50% (70% of 1 mo. LIBOR + 1.04%), 8/15/48, (Put Date 8/15/24) (h) (i)	1,855	1,844
Pennsylvania Higher Educational Facilities Authority Revenue Series A, 5.00%, 7/15/20	600	613
Series A, 5.00%, 7/15/21	1,090	1,141
Pennsylvania Turnpike Commission Revenue Series B, 2.85%, 12/1/20, Callable 6/1/20 @ 100 (e)	6,000	6,022
Series B-1, 2.56%, 12/1/21, Callable 6/1/21 @ 100 (e)	6,500	6,548
RBC Municipal Products, Inc. Trust Revenue(LIQ — Royal Bank of Canada), Series E, 1.75%, 4/1/22, Callable 10/23/19 @ 100 (a)	1,900	1,900

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
School District of Philadelphia, GO Series D, 5.00%, 9/1/21	$5,000	$5,320
Series D, 5.00%, 9/1/22	5,500	6,023
Scranton School District, GO 2.27% (68% of 1 mo. LIBOR + 0.85%), 4/1/31, (Put Date 4/1/21) (h) (i)	6,715	6,732
Series A, 5.00%, 6/1/23	2,435	2,699
West Mifflin School District, GO(INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,678
		96,929
Puerto Rico (0.0% (b)):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 4.00%, 4/1/20	700	701
South Carolina (0.7%):
Patriots Energy Group Financing Agency Revenue, Series B, 2.26% (67% of 1 mo. LIBOR + 0.86%), 10/1/48, (Put Date 2/1/24) (h) (i)	10,000	10,042
South Dakota (0.6%):
Health & Educational Facilities Authority Revenue(LIQ — Deutsche Bank AG), Series 2016-XG0096, 1.75%, 11/1/40, Callable 11/7/19 @ 100 (a) (e)	8,610	8,610
Tennessee (1.2%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 1.75%, 5/1/39, Continuously Callable @100 (e)	16,850	16,850
Texas (7.2%):
Austin Convention Enterprises, Inc. Revenue 5.00%, 1/1/24	1,100	1,222
5.00%, 1/1/25	400	453
5.00%, 1/1/27	400	469
Decatur Hospital Authority Revenue Series A, 5.00%, 9/1/21	700	735
Series A, 5.00%, 9/1/24	780	873
Gulf Coast Industrial Development Authority Revenue, 1.75%, 11/1/41, Continuously Callable @100 (e)	15,000	15,000
Harris County Municipal Utility District No. 165, GO(INS — Build America Mutual Assurance Co.) 3.00%, 3/1/20	480	483
3.00%, 3/1/21	565	576
3.00%, 3/1/22	650	671
3.00%, 3/1/23	520	543
Indiana Finance Authority Revenue, 1.77%, 11/1/37, Continuously Callable @100	6,700	6,700
Irving Hospital Authority Revenue, 2.68% (MUNIPSA + 1.10%), 10/15/44, (Put Date 15/15/23) (h) (i)	1,750	1,750
Karnes County Hospital District Revenue, 5.00%, 2/1/24	3,000	3,146
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,112
New Hope Cultural Education Facilities Finance Corp. Revenue Series A, 5.00%, 7/1/23	1,250	1,170
Series A, 5.00%, 7/1/24	2,300	2,153
Series A, 5.00%, 7/1/25	2,135	1,998
Northside Independent School District, GO(NBGA — Texas Permanent School Fund), 2.13%, 8/1/40, (Put Date 8/1/20) (h) (e)	8,860	8,883

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Port of Port Arthur Navigation District Revenue 1.87%, 4/1/40, Continuously Callable @100 (e)	$8,700	$8,700
1.74%, 11/1/40, Continuously Callable @100 (e) (j)	7,000	7,000
1.73%, 11/1/40, Continuously Callable @100 (e)	20,105	20,105
Series B, 1.87%, 4/1/40, Continuously Callable @100 (e)	9,620	9,620
Red River Authority Revenue(INS — National Public Finance Guarantee Corp.), 4.45%, 6/1/20	7,175	7,296
		103,658
Virginia (0.5%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,822
Marquis Community Development Authority Revenue, 9/1/45 (a) (c) (f)	1,074	487
Marquis Community Development Authority Tax Allocation Series A, 5.10%, 9/1/36 (c)	3,506	1,481
Series C, 0.00%, 9/1/41, (d) (k)	5,111	236
		8,026
Washington (0.4%):
Washington Health Care Facilities Authority Revenue 5.00%, 8/15/26	2,000	2,341
5.00%, 8/15/27	2,175	2,585
		4,926
Wisconsin (0.4%):
Wisconsin Health & Educational Facilities Authority Revenue 2.23% (MUNIPSA + 0.65%), 8/15/54, (Put Date 7/31/24) (h) (i)	1,700	1,709
Series A, 2.65%, 11/1/20, Continuously Callable @100	3,500	3,501
Series C, 5.00%, 8/15/21	1,200	1,278
		6,488
Total Municipal Bonds (Cost $1,440,712)		1,451,501
Total Investments (Cost $1,440,712) — 101.9%		1,451,501
Liabilities in excess of other assets — (1.9)%		(26,592)
NET ASSETS — 100.00%		$1,424,909

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $184,422 (thousands) and amounted to 12.9% of net assets.

(b)  Amount represents less than 0.05% of net assets.

(c)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(d)  This security is classified as Level 3 within the fair value hierarchy and is deemed to be illiquid by the Fund's Adviser. (See Note 2)

(e)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)  Stepped-coupon security converts to coupon form on 09/01/21 with a rate of 7.5%.

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(g)  Security purchased on a when-issued basis.

(h)  Put bond.

(i)  Variable or Floating-Rate security. Rate disclosed is as of September 30, 2019.

(j)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(k)  Zero coupon bond.

(l)  Defaulted security.

GO — General Obligation

LOC — Line Letter of Credit

MUNISPA — Municipal Swap Index

PLC — Public Limited Company

LIBOR — London InterBank Offered Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Short-Term Fund
Assets:
Investments, at value (Cost $1,440,712)	$1,451,501
Cash	1,624
Interest receivable	9,143
Receivable for capital shares issued	288
Receivable from Adviser	3
Prepaid expenses	18
Total assets	1,462,577
Liabilities:
Payables:
Distributions	399
Investments purchased	34,974
Capital shares redeemed	1,646
Accrued expenses and other payables:
Investment advisory fees	329
Administration fees	176
Custodian fees	30
Transfer agent fees	62
Chief Compliance Officer fees	—	(a)
12b-1 fees	1
Other accrued expenses	51
Total liabilities	37,668
Net Assets:
Capital	1,437,752
Total distributable earnings/(loss)	(12,843)
Net assets	$1,424,909
Net Assets
Adviser Shares	$10,048
Fund Shares	1,414,861
Total	$1,424,909
Shares (unlimited number of shares authorized with no par value):
Adviser Shares	956
Fund Shares	134,804
Total	135,760
Net asset value, offering and redemption price per share: (b)
Adviser Shares	$10.51
Fund Shares	$10.50

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Short-Term Fund
Investment Income:
Interest	$17,102
Total income	17,102
Expenses:
Investment advisory fees	2,157
Administration fees — Adviser Shares	9
Administration fees — Fund Shares	1,089
Professional fees	6
12b-1 fees — Adviser Shares	14
Custodian fees	91
Trustees' fees	18
Chief Compliance Officer fees	2
Legal and audit fees	35
Transfer agent fees — Adviser Shares	2
Transfer agent fees — Fund Shares	353
State registration fees	24
Other expenses	36
Total expenses	3,836
Expenses waived/reimbursed by Adviser	(10)
Expenses waived/reimbursed by AMCO	(3)
Net expenses	3,823
Net Investment Income (loss)	13,279
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(7)
Net change in unrealized appreciation/depreciation on investment securities	1,849
Net realized/unrealized gains (losses) on investments	1,842
Change in net assets resulting from operations	$15,121

See notes to financial statements.

16

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$13,279	$27,957
Net realized gains (losses) from investments	(7)	(4,305)
Net change in unrealized appreciation (depreciation) on investments	1,849	14,543
Change in net assets resulting from operations	15,121	38,195
Distributions to Shareholders:
Adviser Shares	(91)	(168)
Fund Shares	(13,150)	(27,546)
Change in net assets resulting from distributions to shareholders	(13,241)	(27,714)
Change in net assets resulting from capital transactions	(77,467)	(72,328)
Change in net assets	(75,587)	(61,847)
Net Assets:
Beginning of period	1,500,496	1,562,343
End of period	$1,424,909	$1,500,496
Capital Transactions:
Adviser Shares
Proceeds from shares issued	$7,795	$20,399
Distributions reinvested	70	139
Cost of shares redeemed	(8,546)	(21,191)
Total Adviser Shares	$(681)	$(653)
Fund Shares
Proceeds from shares issued	$88,171	$275,176
Distributions reinvested	10,338	21,955
Cost of shares redeemed	(175,295)	(368,806)
Total Fund Shares	$(76,786)	$(71,675)
Change in net assets resulting from capital transactions	$(77,467)	$(72,328)
Share Transactions:
Adviser Shares
Issued	742	1,949
Reinvested	7	13
Redeemed	(813)	(2,031)
Total Adviser Shares	(64)	(69)
Fund Shares
Issued	8,387	26,365
Reinvested	983	2,103
Redeemed	(16,677)	(35,346)
Total Fund Shares	(7,307)	(6,878)
Change in Shares	(7,371)	(6,947)

See notes to financial statements.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Short-Term Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$10.49	0.08	(e)	0.02	0.10	(0.08)	(0.08)
Year Ended March 31, 2019	$10.42	0.17		0.06	0.23	(0.16)	(0.16)
Year Ended March 31, 2018	$10.46	0.13		(0.03)	0.10	(0.14)	(0.14)
Year Ended March 31, 2017	$10.59	0.12		(0.13)	(0.01)	(0.12)	(0.12)
Year Ended March 31, 2016	$10.67	0.13		(0.08)	0.05	(0.13)	(0.13)
Year Ended March 31, 2015	$10.71	0.14		(0.04)	0.10	(0.14)	(0.14)
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$10.48	0.10	(e)	0.02	0.12	(0.10)	(0.10)
Year Ended March 31, 2019	$10.41	0.19		0.07	0.26	(0.19)	(0.19)
Year Ended March 31, 2018	$10.45	0.16		(0.03)	0.13	(0.17)	(0.17)
Year Ended March 31, 2017	$10.59	0.15		(0.14)	0.01	(0.15)	(0.15)
Year Ended March 31, 2016	$10.68	0.16		(0.09)	0.07	(0.16)	(0.16)
Year Ended March 31, 2015	$10.71	0.17		(0.03)	0.14	(0.17)	(0.17)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Short-Term Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	—		$10.51	0.99%	0.75	%(f)	1.59%	0.97%	$10,048	19%
Year Ended March 31, 2019	—		$10.49	2.27%	0.77	%(g)	1.56%	0.92%	$10,707	31%
Year Ended March 31, 2018	—		$10.42	0.91%	0.80%		1.27%	0.83%	$11,349	25%
Year Ended March 31, 2017	—		$10.46	(0.08)%	0.80%		1.16%	0.81%	$32,191	34%
Year Ended March 31, 2016	—	(h)	$10.59	0.46%	0.80%		1.17%	0.83%	$31,017	25%
Year Ended March 31, 2015	—		$10.67	0.94%	0.80%		1.32%	0.98%	$16,805	30%
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	—		$10.50	1.10%	0.52%		1.82%	0.52%	$1,414,861	19%
Year Ended March 31, 2019	—		$10.48	2.52%	0.52%		1.84%	0.52%	$1,489,789	31%
Year Ended March 31, 2018	—		$10.41	1.21%	0.51%		1.57%	0.51%	$1,550,994	25%
Year Ended March 31, 2017	—		$10.45	0.09%	0.54%		1.43%	0.54%	$1,669,691	34%
Year Ended March 31, 2016	—		$10.59	0.62%	0.55%		1.47%	0.55%	$1,760,074	25%
Year Ended March 31, 2015	—		$10.68	1.29%	0.55%		1.56%	0.55%	$1,929,648	30%
(f)  The expense ratio does not correlate to the applicable expense limit in place during the period given that the contractual expense limitation was not in effect until July 1, 2019. Details of the current expense limitation in effect can be found in Item 4 of the accompanying Notes to Financial Statements.

(g)  Prior to August 1, 2018, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average daily net assets.

(h)  Amount is less than $0.005 per share.

See notes to financial statements.

19

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Short-Term Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,449,297	$2,204	$1,451,501
Total	$—	$1,449,297	$2,204	$1,451,501

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$50,525	$27,285	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$188,496	$251,282

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fees and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28%. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $1,017 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Short Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table was utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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For the period April 1, 2019 through June 30, 2019, performance adjustments for Fund Shares and Adviser Shares were $106 and $0 thousand, respectively, and 0.01% and 0.00% of net assets, respectively. Base fees incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $1,033 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from July 1, 2019 through September 30, 2019 are $540 and $4 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from April 1, 2019 through June 30, 2019 were $549 and $5 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $190 and $1 thousand for the Fund Shares and Adviser Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $163 and $1 thousand for the Fund Shares and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through September 30, 2019 are $7 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from April 1, 2019 through June 30, 2019 were $7 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.75% and 0.51% for the Adviser Shares and Fund Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Expires 03/31/2023
$3

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.75% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect and are not available to be recouped by AMCO. For the period April 1, 2019 through June 30, 2019, amounts reimbursed by the Adviser Shares are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $3 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2019 were as follows (amounts in thousands):

Borrower or Lender	Amount Oustanding at September 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Borrower	$—	$6,559	3	2.66%	$6,559

*  For the six months ended September 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Tax-Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
$27,714	$—	$27,714

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$457	$(23,619)	$8,940	$(14,222)

As of the most recent tax year ended March 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$644	$22,975	$23,619

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

28

USAA Mutual Funds Trust	Supplemental Information September 30, 2019

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Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
74,505,310	5,805,957	2,789,387

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Adviser	$1,000.00	$1,009.90	$1,050.00	$3.77	$3.84	0.75%
Fund	1,000.00	1,011.00	1,050.00	2.61	2.67	0.52%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

30

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

31

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open- end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment — was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2018, was in the top 20% of its performance universe for the three- and five-year periods ended December 31, 2018, and was in the top 10% of its performance universe for the ten-year period ended December 31, 2018. The Board took into account management's discussion of the Fund's performance, including its strong performance over the long-term.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship

32

USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

  (Unaudited)

with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

33

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two

San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	1-800-235-8396

39592-1119

SEPTEMBER 30, 2019

Semi Annual Report

USAA Virginia Bond Fund

Fund Shares (USVAX)

Adviser Shares (UVABX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Advisory Contract Approval	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Virginia Bond Fund	September 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Seeks to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.1%)
District of Columbia (4.2%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 5.00%, 10/1/53, Continuously Callable @100	$4,000	$4,287
Series A, 5.00%, 10/1/39	11,230	11,231
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,835
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 0.00%, 10/1/30 (i)	5,500	4,195
Metropolitan Washington Airports Authority Revenue, Series B, 5.00%, 10/1/29	2,825	2,825
Metropolitan Washington Airports Authority Revenue (LOC — TD Bank N.A.), Series D-2, 1.80%, 10/1/39, Continuously Callable @100 (e)	100	100
Washington Metropolitan Area Transit Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	5,000	6,082
		30,555
Guam (5.4%):
Antonio B. Won Pat International Airport Authority Revenue, Series B, 5.75%, 10/1/43, Continuously Callable @100	1,255	1,424
Guam Government Limited Obligation Revenue (LIQ — Barclays Bank PLC), Series 2017-XF2510, 1.78%, 12/1/46, Callable 12/1/26 @ 100 (a) (e)	10,870	10,870
Guam Government Waterworks Authority Revenue 5.00%, 7/1/37, Continuously Callable @100	1,000	1,151
5.00%, 7/1/40, Continuously Callable @100	3,250	3,705
5.50%, 7/1/43, Continuously Callable @100	4,000	4,426
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,163
Guam Power Authority Revenue Series A, 5.00%, 10/1/31, Continuously Callable @100	500	560
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,076
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,560
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/39, Continuously Callable @100	750	852
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,134
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,751
Territory of Guam Revenue Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,385
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	1,500	1,563
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,222
		39,842
Virginia (89.5%):
Alexandria Industrial Development Authority Revenue, Series A, 4.75%, 1/1/36, Pre-refunded 1/1/20 @ 100	1,000	1,008
Amherst Industrial Development Authority Revenue 5.00%, 9/1/26, Continuously Callable @100	1,795	1,796
4.75%, 9/1/30, Continuously Callable @100	2,000	2,000
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/31, Continuously Callable @100	15,000	15,342
5.00%, 2/15/43, Continuously Callable @100	1,775	2,169

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Capital Region Airport Commission Revenue Series A, 4.00%, 7/1/36, Continuously Callable @100	$700	$784
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	839
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101 (e)	10,000	10,507
Chesapeake Bay Bridge & Tunnel District Revenue 5.50%, 7/1/25 ETM	5,000	6,044
5.00%, 7/1/51, Continuously Callable @100	9,240	10,612
Chesapeake Bay Bridge & Tunnel District Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,893
Chesapeake Hospital Authority Revenue 4.00%, 7/1/39, Continuously Callable @100	1,000	1,123
4.00%, 7/1/43, Continuously Callable @100	4,000	4,464
City of Chesapeake Expressway Toll Road Revenue 0.00%, 7/15/32, Continuously Callable @100 (f)	6,520	6,581
0.00%, 7/15/40, Continuously Callable @100 (g)	3,000	2,928
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,333
City of Norfolk, GO (LIQ — Bank of America Corp.), 1.58%, 8/1/37, Continuously Callable @100 (e)	6,780	6,780
City of Portsmouth, GO 5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	986
5.00%, 2/1/33, Continuously Callable @100	120	134
City of Richmond Public Utility Revenue 4.00%, 1/15/40, Continuously Callable @100	6,000	6,601
Series A, 5.00%, 1/15/38, Continuously Callable @100	6,000	6,675
City of Richmond, GO Series D, 5.00%, 3/1/32	800	1,103
Series D, 5.00%, 3/1/33	1,000	1,398
Industrial Development Authority Revenue (LOC — Deutsche Bank AG), 1.93%, 1/1/57, Callable 1/1/23 @ 100 (a) (e)	25,000	25,000
Fairfax County Economic Development Authority Revenue 5.00%, 4/1/47, Continuously Callable @100	4,000	4,796
Series A, 5.00%, 10/1/29, Continuously Callable @100	2,000	2,344
Series A, 5.00%, 10/1/30, Continuously Callable @100	2,000	2,340
Series A, 5.00%, 10/1/31, Continuously Callable @100	2,000	2,336
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,500	1,751
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,649
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,200	2,565
Series A, 5.00%, 10/1/34, Continuously Callable @100	2,000	2,329
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,531
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,855
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,800	3,038
Series B, 5.00%, 10/1/35, Continuously Callable @100	2,620	3,231
Series B, 5.00%, 10/1/36, Continuously Callable @100	2,000	2,462
Fairfax County Industrial Development Authority Revenue 5.00%, 5/15/37, Continuously Callable @100	14,000	15,218
4.00%, 5/15/42, Continuously Callable @100	1,000	1,035
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,308
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,664

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Front Royal & Warren County Industrial Development Authority Revenue, 4.00%, 1/1/50, Continuously Callable @103	$5,000	$5,424
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Continuously Callable @100	1,500	1,765
Hampton Roads Sanitation District Revenue Series A, 5.00%, 8/1/43, PRE 8/1/26 @ 100	4,700	5,823
Series B, 1.60%, 8/1/46, Continuously Callable @100 (Put Date 11/12/19) (e)	1,750	1,750
Hampton Roads Transportation Accountability Commission Revenue, Series A, 5.00%, 7/1/52, Continuously Callable @100	15,000	18,293
Hanover County Economic Development Authority Revenue 5.00%, 7/1/51, Continuously Callable @103	1,200	1,312
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,928
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,149
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,092
Henrico County Economic Development Authority Revenue 5.00%, 6/1/24, Continuously Callable @100	1,200	1,282
4.25%, 6/1/26, Continuously Callable @100	140	147
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,340
4.00%, 10/1/35, Continuously Callable @100	2,500	2,562
5.00%, 10/1/37, Continuously Callable @103	2,500	2,869
Lewistown Commerce Center Community Development Authority Tax Allocation 6.05%, 3/1/44, Continuously Callable @103	1,468	1,444
6.05%, 3/1/44, Continuously Callable @103	707	695
Series C, 6.05%, 3/1/54, Continuously Callable @100 (b)	2,340	426
Lexington Industrial Development Authority Revenue 4.00%, 1/1/31, Continuously Callable @102	750	803
4.00%, 1/1/37, Continuously Callable @102	1,000	1,028
5.00%, 1/1/43, Continuously Callable @100	2,000	2,149
5.00%, 1/1/48, Continuously Callable @100	1,000	1,216
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,089
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,361
Loudoun County Economic Development Authority Revenue 5.00%, 12/1/31, Continuously Callable @100	1,135	1,330
5.00%, 12/1/32, Continuously Callable @100	800	937
5.00%, 12/1/33, Continuously Callable @100	775	907
5.00%, 12/1/34, Continuously Callable @100	805	941
Series A, 1.58%, 2/15/38, Callable 11/1/19 @ 100 (Put Date 11/12/19) (e)	2,900	2,900
Series B, 1.58%, 2/15/38, Callable 11/1/19 @ 100 (Put Date 11/12/19) (e)	1,815	1,815
Series C, 1.59%, 2/15/38, Callable 11/1/19 @ 100 (Put Date 11/12/19) (e)	4,255	4,255
Series D, 1.59%, 2/15/38, Callable 11/1/19 @ 100 (Put Date 11/12/19) (e)	3,300	3,300
Series F, 1.57%, 2/15/38, Callable 11/1/19 @ 100 (Put Date 11/12/19) (e)	6,120	6,120
Lynchburg Economic Development Authority Revenue 5.00%, 9/1/43, Continuously Callable @100	3,000	3,267
Series A, 5.00%, 1/1/47, Continuously Callable @100 (Put Date 11/12/19) (e)	2,250	2,613
Lynchburg Economic Development Authority Revenue (LOC — Branch Banking & Trust Co.), Series C, 1.54%, 1/1/47, Continuously Callable @100	1,375	1,375
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 0.00%, 9/1/41 (d) (i)	3,532	1,492
Marquis Community Development Authority Revenue, 9/1/45 (a) (d) (e)	1,093	495

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (c) (i)	$5,389	$248
Montgomery County Economic Development Authority Revenue, Series A, 5.00%, 6/1/35, Pre-refunded 6/1/20 @ 100	5,000	5,121
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,472
Norfolk Economic Development Authority Revenue 5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,112
1.58%, 11/1/34, Continuously Callable @100 (e)	10,555	10,555
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,821
Series B, 5.00%, 11/1/48, Put 11/1/28 (e) (h)	1,600	2,029
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,226
Norfolk Redevelopment & Housing Authority Revenue, 5.50%, 11/1/19	350	351
Prince Edward County Industrial Development Authority Revenue 4.00%, 9/1/43, Continuously Callable @100	2,250	2,424
5.00%, 9/1/48, Continuously Callable @100	2,055	2,430
Prince William County Industrial Development Authority Revenue 5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	1,705	1,838
5.50%, 9/1/31, Continuously Callable @100	2,000	2,151
5.50%, 9/1/34, Pre-refunded 9/1/21 @ 100	1,000	1,078
5.00%, 11/1/46, Continuously Callable @100	10,000	10,925
Radford Industrial Development Authority Revenue (NBGA — Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,158
Rappahannock Regional Jail Authority Revenue 5.00%, 10/1/34, Continuously Callable @100	2,340	2,775
5.00%, 10/1/35, Continuously Callable @100	1,165	1,381
Roanoke Economic Development Authority Revenue 5.00%, 7/1/33, Continuously Callable @100	1,150	1,180
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,931
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,676
Roanoke Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 7/1/38, Pre-refunded 7/1/20 @ 100 (e)	110	113
Series B, 5.00%, 7/1/38, Continuously Callable @100	6,890	7,047
Stafford County Economic Development Authority Revenue 5.00%, 6/15/36, Continuously Callable @100	5,900	6,899
4.00%, 6/15/37, Continuously Callable @100	6,495	7,047
Economic Development Authority Revenue (LIQ — JP Morgan Chase & Co. ) Series 2018-XL0075, 1.73%, 1/1/25 (a) (e)	5,400	5,400
Series 2016-XF0453, 1.61%, 11/1/19 (a) (e)	5,000	5,000
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,000
University of Virginia Revenue Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,988
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,882
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	6,082
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,458
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,089
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	5,000	5,501

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virginia Beach Development Authority Revenue 5.00%, 9/1/40, Continuously Callable @103	$3,250	$3,770
5.00%, 9/1/44, Continuously Callable @103	4,865	5,624
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	2,084
Virginia College Building Authority Revenue 5.00%, 6/1/29, Continuously Callable @100	5,000	4,831
5.00%, 2/1/31, Continuously Callable @100	10,000	12,621
5.00%, 9/1/31, Continuously Callable @100	2,725	3,177
5.00%, 2/1/32, Continuously Callable @100	4,000	5,035
5.00%, 9/1/32, Continuously Callable @100	5,615	6,538
4.00%, 1/15/33, Continuously Callable @100	965	1,083
5.00%, 9/1/33, Continuously Callable @100	6,380	7,419
5.00%, 3/1/34, Continuously Callable @100	10,000	10,150
4.00%, 1/15/35, Continuously Callable @100	545	607
4.00%, 1/15/36, Continuously Callable @100	650	722
5.00%, 6/1/36, Continuously Callable @100	11,710	10,799
5.00%, 3/1/41, Continuously Callable @100	2,540	2,577
4.00%, 1/15/43, Continuously Callable @100	1,285	1,395
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,864
Virginia College Building Authority Revenue (LIQ — U.S. Bancorp), 1.55%, 8/1/34, Callable 11/6/19 @ 100	9,590	9,590
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/32, Continuously Callable @100	3,350	4,172
5.00%, 9/15/32, Continuously Callable @100	9,190	11,425
4.00%, 5/15/42, Continuously Callable @100	10,000	11,286
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,264
Virginia Commonwealth University Health System Authority Revenue 4.75%, 7/1/36, Pre-refunded 7/1/21 @ 100	6,315	6,689
4.75%, 7/1/41, Pre-refunded 7/1/21 @ 100	3,000	3,178
5.00%, 7/1/46, Continuously Callable @100	5,500	6,559
Virginia Commonwealth University Revenue Series A, 4.00%, 11/1/37, Continuously Callable @100	750	854
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	436
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,745
Virginia Housing Development Authority Revenue Series B, 4.50%, 10/1/36, Continuously Callable @100	3,175	3,257
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,200
Series D, 4.60%, 9/1/40, Continuously Callable @100	4,480	4,520
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,615
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,707
Virginia Resources Authority Revenue 5.00%, 11/1/40, Pre-refunded 11/1/20 @ 100	1,270	1,320
5.00%, 11/1/40, Continuously Callable @100	165	171
4.00%, 11/1/41, Continuously Callable @100	7,310	7,734
Series A, 5.00%, 11/1/32, Continuously Callable @100	1,030	1,178
Virginia Small Business Financing Authority Revenue 5.00%, 4/1/25, Continuously Callable @100	420	426
5.25%, 4/1/26, Continuously Callable @100	185	188
5.50%, 4/1/28, Continuously Callable @100	855	870

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/1/33, Continuously Callable @100	$750	$763
5.00%, 11/1/40, Continuously Callable @100	11,945	12,169
Virginia Small Business Financing Authority Revenue (LOC — Bank of America Corp.), 1.81%, 7/1/30	5,600	5,600
Washington County Industrial Development Authority Revenue 5.25%, 8/1/30, Pre-refunded 8/1/20 @ 100	2,165	2,235
5.50%, 8/1/40, Pre-refunded 8/1/20 @ 100	2,160	2,234
Watkins Centre Community Development Authority Revenue, 5.40%, 3/1/20, Continuously Callable @100	747	749
Western Regional Jail Authority Revenue 5.00%, 12/1/35, Continuously Callable @100	3,085	3,736
5.00%, 12/1/38, Continuously Callable @100	2,000	2,413
Winchester Economic Development Authority Revenue 5.00%, 1/1/44, Continuously Callable @100	3,250	3,762
Series S, 5.00%, 1/1/44, Continuously Callable @100	3,250	3,646
Wise County Industrial Development Authority Revenue, Series 2009-A, 2.15%, 10/1/40, Put 9/1/20 (e) (h)	5,000	5,026
		648,647
Total Municipal Bonds (Cost $691,072)		719,044
Total Investments (Cost $691,072) — 99.1%		719,044
Other assets in excess of liabilities — 0.9%		6,334
NET ASSETS — 100.00%		$725,378

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $46,765 (thousands) and amounted to 6.4% of net assets.

(b)  Illiquid

(c)  This security is classified as Level 3 within the fair value hierarchy and is deemed to be illiquid by the Fund's Adviser. (See Note 2)

(d)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)  Stepped-coupon security converts to coupon form on 07/01/23 with a rate of 4.75%.

(g)  Stepped-coupon security converts to coupon form on 07/01/23 with a rate of 4.875%.

(h)  Put Bond.

(i)  Zero coupon bond.

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

ETM — Escrowed to final maturity

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

PRE — Pre-refunded to a date prior to maturity

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Virginia Bond Fund
Assets:
Investments, at value (Cost $691,072)	$719,044
Cash	160
Interest receivable	7,648
Receivable for capital shares issued	285
Receivable for investments sold	3,500
Prepaid expenses	8
Total assets	730,645
Liabilities:
Payables:
Distributions	263
Investments purchased	4,000
Capital shares redeemed	600
Accrued expenses and other payables:
Investment advisory fees	192
Administration fees	90
Custodian fees	16
Transfer agent fees	22
Chief Compliance Officer fees	—	(a)
12b-1 fees	2
Other accrued expenses	82
Total liabilities	5,267
Net Assets:
Capital	707,112
Total distributable earnings/(loss)	18,266
Net assets	$725,378
Net Assets
Adviser Shares	$20,066
Fund Shares	705,312
Total	$725,378
Shares (unlimited number of shares authorized with no par value):
Adviser Shares	1,747
Fund Shares	61,379
Total	63,126
Net asset value, offering and redemption price per share: (b)
Adviser Shares	$11.48
Fund Shares	$11.49

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2019

(Amounts in Thousands)  (Unaudited)

	USAA Virginia Bond Fund
Investment Income:
Interest	$11,906
Total income	11,906
Expenses:
Investment advisory fees	1,219
Administration fees — Adviser Shares	15
Administration fees — Fund Shares	520
Professional fees	3
12b-1 fees — Adviser Shares	25
Custodian fees	57
Transfer agent fees — Adviser Shares	5
Transfer agent fees — Fund Shares	105
Trustees' fees	18
Chief Compliance Officer fees	1
Legal and audit fees	37
State registration and filing fees	—	(a)
Other expenses	59
Total expenses	2,064
Expenses waived/reimbursed by AMCO	(3)
Net expenses	2,061
Net Investment Income (Loss)	9,845
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	179
Net change in unrealized appreciation/depreciation on investment securities	11,769
Net realized/unrealized gains (losses) on investments	11,948
Change in net assets resulting from operations	$21,793

(a)  Rounds to less than $1.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
From Investments:
Operations:
Net investment income (loss)	$9,845	$20,502
Net realized gains (losses) from investments	179	(3,552)
Net change in unrealized appreciation (depreciation) on investments	11,769	11,703
Change in net assets resulting from operations	21,793	28,653
Distributions to Shareholders:
Adviser Shares	(256)	(542)
Fund Shares	(9,735)	(19,922)
Change in net assets resulting from distributions to shareholders	(9,991)	(20,464)
Change in net assets resulting from capital transactions	21,946	(3,225)
Change in net assets	33,748	4,964
Net Assets:
Beginning of period	691,630	686,666
End of period	$725,378	$691,630
Capital Transactions:
Adviser Shares
Proceeds from shares issued	$1,489	$2,637
Distributions reinvested	251	534
Cost of shares redeemed	(1,442)	(3,851)
Total Adviser Shares	$298	$(680)
Fund Shares
Proceeds from shares issued	$48,284	$72,506
Distributions reinvested	8,011	16,145
Cost of shares redeemed	(34,647)	(91,196)
Total Fund Shares	$21,648	$(2,545)
Change in net assets resulting from capital transactions	$21,946	$(3,225)
Share Transactions:
Adviser Shares
Issued	131	237
Reinvested	22	48
Redeemed	(127)	(347)
Total Adviser Shares	26	(62)
Fund Shares
Issued	4,224	6,513
Reinvested	700	1,451
Redeemed	(3,027)	(8,217)
Total Fund Shares	1,897	(253)
Change in Shares	1,923	(315)

See notes to financial statements.

12

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13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Virginia Bond Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	$11.29	0.15	(e)	0.19	0.34	(0.15)	(0.15)
Year Ended March 31, 2019	$11.16	0.32		0.12	0.44	(0.31)	(0.31)
Year Ended March 31, 2018	$11.20	0.31		(0.04)	0.27	(0.31)	(0.31)
Year Ended March 31, 2017	$11.51	0.33		(0.31)	0.02	(0.33)	(0.33)
Year Ended March 31, 2016	$11.53	0.38		(0.02)	0.36	(0.38)	(0.38)
Year Ended March 31, 2015	$11.17	0.40		0.36	0.76	(0.40)	(0.40)
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	$11.30	0.16	(e)	0.19	0.35	(0.16)	(0.16)
Year Ended March 31, 2019	$11.16	0.34		0.14	0.48	(0.34)	(0.34)
Year Ended March 31, 2018	$11.21	0.34		(0.05)	0.29	(0.34)	(0.34)
Year Ended March 31, 2017	$11.52	0.35		(0.31)	0.04	(0.35)	(0.35)
Year Ended March 31, 2016	$11.53	0.41		(0.01)	0.40	(0.41)	(0.41)
Year Ended March 31, 2015	$11.17	0.43		0.35	0.78	(0.42)	(0.42)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal years ended 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  The expense ratio does not correlate to the applicable expense limit in place during the period given that the contractual expense limitation was not in effect until July 1, 2019. Details of the current expense limitation in effect can be found in Item 4 of the accompanying Notes to Financial Statements.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Virginia Bond Fund
Adviser Shares
Six Months Ended September 30, 2019 (unaudited)	—		$11.48	3.00%	0.80%		2.54%	0.83%	$20,066	6%
Year Ended March 31, 2019	—		$11.29	4.05%	0.80%		2.82%	0.86%	$19,439	9%
Year Ended March 31, 2018	—	(g)	$11.16	2.42%	0.79	%(h)	2.76%	0.81%	$19,894	11%
Year Ended March 31, 2017	—		$11.20	0.12%	0.81%		2.85%	0.81%	$25,496	13%
Year Ended March 31, 2016	—	(g)	$11.51	3.24%	0.84%		3.34%	0.84%	$22,951	3%
Year Ended March 31, 2015	—		$11.53	6.84%	0.84	%(i)	3.44%	0.84%	$21,029	12%
Fund Shares
Six Months Ended September 30, 2019 (unaudited)	—		$11.49	3.12%	0.57	%(f)	2.77%	0.57%	$705,312	6%
Year Ended March 31, 2019	—		$11.30	4.36%	0.59%		3.03%	0.59%	$672,191	9%
Year Ended March 31, 2018	—		$11.16	2.56%	0.56%		2.98%	0.56%	$666,772	11%
Year Ended March 31, 2017	—		$11.21	0.36%	0.58%		3.10%	0.58%	$658,452	13%
Year Ended March 31, 2016	—		$11.52	3.58%	0.60%		3.57%	0.60%	$648,913	3%
Year Ended March 31, 2015	—		$11.53	7.10%	0.59%		3.70%	0.59%	$648,331	12%

(g)  Amount is less than $0.005 per share.

(h)  Effective October 12, 2017, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average daily net assets.

(i)  Prior to August 1, 2014, AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Virginia Bond Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective August 5, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$716,809	$2,235	$719,044
Total	$—	$716,809	$2,235	$719,044

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

During the six months ended September 30, 2019, the Fund had no securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$11,840	$—	$—

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$39,031	$52,310

There were no purchases and sales of U.S. Government Securities during the six months ended September 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, on an annual basis equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. Amounts incurred and paid to VCM from July 1, 2019 through September 30, 2019 are $585 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020, and only performance beginning as of July 1, 2020, and thereafter will be utilized in calculating performance adjustments through June 30, 2020.

Prior to the Transaction on July, 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Virginia Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2019 through June 30, 2019, performance adjustments for Fund Shares and Adviser Shares were $72 and $2 thousand, respectively, and 0.01% and 0.01% of net assets, respectively. Base fees incurred and paid to AMCO from April 1, 2019 through June 30, 2019 were $560 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under a Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from July 1, 2019 through September 30, 2019 are $266 and $8 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

of the CCO and his support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from April 1, 2019 to June 30, 2019 are reflected on the Statement of Operations as Chief Compliance Officer Fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. Amounts incurred from April 1, 2019 through June 30, 2019 were $254 and $7 thousand for Fund Shares and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO. Amounts reimbursed by the Fund to AMCO for these compliance and legal services are presented on the Statement of Operations as Professional fees.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")) provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through September 30, 2019 was $56 and $3 thousand for the Fund Shares and Adviser Shares, respectively. Amounts incurred and paid to SAS from April 1, 2019 through June 30, 2019 was $49 and $2 thousand for the Fund Shares and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through September 30, 2019 are $13 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from April 1, 2019 through June 30, 2019 were $12 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective August 5, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statements of Operations. Amounts incurred during the six month period ended June 30, 2019 are reflected on the Statement of Operations as Trustees' Fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through September 30, 2019, the expense limit (excluding voluntary waivers) is 0.80% and 0.54% for the Adviser Shares and Fund Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of September 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.80% of the average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect and are not available to be recouped by AMCO. For the period April 1, 2019 through June 30, 2019, any reimbursements from the Adviser Shares are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represent an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

  (Unaudited)

affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuers' credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statements of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from April 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended September 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2019

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The Fund did not utilize or participate in the Facility during the period July 1, 2019 through September 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and distributed paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification,), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2020.

The tax character of distributions paid during the most recent tax years ended as noted below were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended March 31, 2019
Distributions paid from
Tax-Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
$20,464	$—	$20,464

As of the most recent tax year ended March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$1,225	$(10,086)	$16,203	$7,342

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable to partnership basis adjustments.

As of the most recent tax year ended March 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$1,007	$9,079	$10,086

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

24

USAA Mutual Funds Trust	Supplemental Information September 30, 2019

  (Unaudited)

Shareholder Voting Results

On April 18, 2019, a special meeting of shareholders was held to vote on two proposals relating to the series of the USAA Mutual Funds Trust ("Trust"). Shareholders of record on February 8, 2019, were entitled to vote on each proposal shown below. The proposals were approved by the shareholders.

The following proposals and voting results pertain to one or more series within the Trust. Votes shown for Proposal 1 are for the Fund, a series of the Trust. Votes shown for Proposal 2 are for all series of the Trust. The effective date of the Proposals was July 1, 2019.

PROPOSAL 1

To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Victory Capital Management, Inc. ("Victory Capital"), an independent investment adviser. The new Investment Advisory Agreement became effective upon the closing of the Transaction (as defined and discussed in Note 1 to the Financial Statements) whereby USAA Asset Management Company ("AMCO") was acquired by Victory Capital Holdings Inc., the parent company of Victory Capital.

Number of Shares Voting
For	Against	Abstain
27,053,678	2,637,360	1,728,399

PROPOSAL 2

Election of two new trustees to the Trust's Board of Trustees to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an "interested trustee" as defined in the Investment Company Act of 1940, as amended (1940 Act); and (2) John C. Walters, to serve as a trustee who is not an "interested person" as is defined under the 1940 Act ("Independent Trustee").

Number of Shares Voting
Trustees	For	Votes Withheld
David C. Brown	8,299,565,565	820,887,736
John C. Walters	8,317,935,885	802,517,416

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid During Period 4/1/19- 9/30/19*	Hypothetical Expenses Paid During Period 4/1/19- 9/30/19*	Annualized Expense Ratio During Period 4/1/19- 9/30/19
Adviser Shares	$1,000.00	$1,030.00	$1,050.00	$4.06	$4.10	0.80%
Fund Shares	1,000.00	1,031.20	1,050.00	2.89	2.92	0.57%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued September 30, 2019

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Advisory Contract Approval

At an in-person meeting of the Board of Trustees (the "Board") held on April 17, 2019, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.1

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the

1  At an in-person meeting held on January 15, 2019, the Board, including the Independent Trustees, approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). Upon the closing of the transaction whereby the Manager is acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital, the Advisory Agreement between the Trust and the Manager will terminate and the new investment advisory agreement between the Trust and Victory Capital will go into effect. The factors the Board considered in approving the new investment advisory agreement with Victory Capital are included in this annual report.

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professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

Among other data, the Board noted that the Fund's management fee rate — which includes advisory and administrative services and the effects of any performance adjustment — was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three, five-, and ten-year periods ended December 31, 2018. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2018, was in the top 20% of its performance universe for the three- and five-year periods ended December 31, 2018, and was in the top 30% of its performance universe for the ten-year period ended December 31, 2018.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board was also provided with an Investment Management Profitability Analysis prepared by an independent information service. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The

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Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

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Building Two
San Antonio, Texas 78256

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usaa.com	1-800-235-8396

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Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by the Adviser or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Funds Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 22, 2019

By (Signature and Title)*	/s/ James D. De Vries
James K. De Vries, Principal Financial Officer

Date	November 21, 2019